UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:_____ 811-21835 ________________________

____BlackRock Long-Term Municipal Advantage Trust____
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Long-Term Municipal Advantage Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-825-2257_____________

Date of fiscal year end:___December 31, 2006__________________________________

Date of reporting period:__ June 30, 2006_________________________________

Item 1. Reports to Stockholders.

FIXED INCOME           LIQUIDITY           EQUITIES           ALTERNATIVES           BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Semi-Annual Report

JUNE 30, 2006 (UNAUDITED)

BlackRock Insured Municipal 2008 Term Trust (BRM)

BlackRock Insured Municipal Term Trust (BMT)

BlackRock Municipal 2018 Term Trust (BPK)

BlackRock Municipal 2020 Term Trust (BKK)

BlackRock Municipal Target Term Trust (BMN)

BlackRock Strategic Municipal Trust (BSD)

BlackRock California Insured Municipal 2008 Term Trust (BFC)

BlackRock California Municipal 2018 Term Trust (BJZ)

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

BlackRock Florida Municipal 2020 Term Trust (BFO)

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

BlackRock New York Municipal 2018 Term Trust (BLH)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

BlackRock Long-Term Municipal Advantage Trust (BTA)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TABLE OF CONTENTS
Letter to Shareholders	1

Trusts’ Summaries	2

Portfolios of Investments	16

Financial Statements

Statements of Assets and Liabilities	61

Statements of Operations	64

Statements of Changes in Net Assets	67

Financial Highlights	72

Notes to Financial Statements	86

Board Review of Investment Management Agreements	93

Dividend Reinvestment Plans	98

Additional Information	98

Privacy Principles of the Trusts

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

June 30, 2006

Dear Shareholder:

     We are pleased to report that during the semi-annual period, the Trusts provided monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ unaudited and audited financial statements and a listing of the portfolios’ holdings.

     The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

     The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of June 30, 2006.

		Tax-	Closing
	Current	Equivalent	Market
Trust (Ticker)	Yield[1]	Yield[1]	Price	NAV
BlackRock Insured Municipal 2008 Term Trust (BRM)	5.24%	8.07%	$15.16	$15.45
BlackRock Insured Municipal Term Trust (BMT)	3.89	5.98	9.39	10.16
BlackRock Municipal 2018 Term Trust (BPK)	5.79	8.91	15.64	15.58
BlackRock Municipal 2020 Term Trust (BKK)	5.40	8.30	14.73	15.15
BlackRock Municipal Target Term Trust (BMN)	3.76	5.79	9.93	10.11
BlackRock Strategic Municipal Trust (BSD)	6.43	9.90	17.09	15.29
BlackRock California Insured Municipal 2008 Term Trust (BFC)	5.07	7.80	15.24	15.37
BlackRock California Municipal 2018 Term Trust (BJZ)	4.84	7.44	15.20	14.97
BlackRock Florida Insured Municipal 2008 Term Trust (BRF)	3.22	4.96	13.96	14.69
BlackRock Florida Municipal 2020 Term Trust (BFO)	5.10	7.85	13.09	14.73
BlackRock New York Insured Municipal 2008 Term Trust (BLN)	3.71	5.70	14.76	15.33
BlackRock New York Municipal 2018 Term Trust (BLH)	4.81	7.41	15.27	16.01
BlackRock Pennsylvania Strategic Municipal Trust (BPS)	5.35	8.22	16.95	15.00
BlackRock Long-Term Municipal Advantage Trust (BTA)	6.37	9.79	12.96	13.58
[1]Yields are based on closing market price. Tax-equivalent yield assumes the maximum Federal tax rate of 35%. Past performance does not guarantee future results.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to the municipal bond market. As of June 30, 2006, BlackRock managed over $25 billion in municipal bonds, including seven open-end and 38 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock.

     On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

TRUST SUMMARIES (unaudited)
JUNE 30, 2006

BlackRock Insured Municipal 2008 Term Trust (BRM)

Trust Information

Symbol on New York Stock Exchange:	BRM
Initial Offering Date:	September 18, 1992
Termination Date (on or about):	December 31, 2008
Closing Market Price as of 6/30/06:	$15.16
Net Asset Value as of 6/30/06:	$15.45
Yield on Closing Market Price as of 6/30/06 ($15.16):[1]	5.24%
Current Monthly Distribution per Common Share:[2]	$0.06625
Current Annualized Distribution per Common Share:[2]	$0.79500
Leverage as of 6/30/06:[3]	39%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/06	12/31/05	Change	High	Low
Market Price	$15.16	$15.30	(0.92)%	$15.72	$15.02
NAV	$15.45	$15.89	(2.77)%	$15.92	$15.44

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2006	December 31, 2005
City, County & State	29%	31%
Power	25	24
Education	11	10
Industrial & Pollution Control	9	9
Lease Revenue	7	7
Transportation	7	6
Tax Revenue	6	6
Hospital	3	4
Water & Sewer	3	3

As of June 30, 2006, and December 31, 2005, all long-term investments had ratings of AAA/Aaa by Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch’s Ratings (“Fitch”).

TRUST SUMMARIES (unaudited)
JUNE 30, 2006

BlackRock Insured Municipal Term Trust (BMT)

Trust Information

Symbol on New York Stock Exchange:	BMT
Initial Offering Date:	February 20, 1992
Termination Date (on or about):	December 31, 2010
Closing Market Price as of 6/30/06:	$9.39
Net Asset Value as of 6/30/06:	$10.16
Yield on Closing Market Price as of 6/30/06 ($9.39):[1]	3.89%
Current Monthly Distribution per Common Share:[2]	$0.030417
Current Annualized Distribution per Common Share:[2]	$0.365004
Leverage as of 6/30/06:[3]	39%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/06	12/31/05	Change	High	Low
Market Price	$ 9.39	$10.36	(9.36)%	$10.83	$ 9.33
NAV	$10.16	$10.51	(3.33)%	$10.53	$10.14

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2006	December 31, 2005
City, County & State	32%	32%
Education	17	17
Water & Sewer	15	15
Power	13	13
Hospital	8	8
Transportation	7	7
Lease Revenue	6	6
Tax Revenue	2	2

Credit Breakdown4

Credit Rating	June 30, 2006	December 31, 2005
AAA/Aaa	99%	100%
A	1	—

4 Using the higher of S&P, Moody or Fitch’s rating.

TRUST SUMMARIES (unaudited)
JUNE 30, 2006

BlackRock Municipal 2018 Term Trust (BPK)

Trust Information

Symbol on New York Stock Exchange:	BPK
Initial Offering Date:	October 26, 2001
Termination Date (on or about):	December 31, 2018
Closing Market Price as of 6/30/06:	$15.64
Net Asset Value as of 6/30/06:	$15.58
Yield on Closing Market Price as of 6/30/06 ($15.64):[1]	5.79%
Current Monthly Distribution per Common Share:[2]	$0.0755
Current Annualized Distribution per Common Share:[2]	$0.9060
Leverage as of 6/30/06:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/06	12/31/05	Change	High	Low
Market Price	$15.64	$15.71	(0.45)%	$16.20	$15.36
NAV	$15.58	$15.71	(0.83)%	$15.82	$15.54

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2006	December 31, 2005
Hospital	23%	24%
Industrial & Pollution Control	23	22
City, County & State	21	22
Housing	11	12
Education	5	5
Transportation	5	5
Tax Revenue	4	4
Lease Revenue	3	3
Power	3	3
Tobacco	2	—

Credit Breakdown4

Credit Rating	June 30, 2006	December 31, 2005
AAA/Aaa	22%	21%
AA/Aa	10	5
A	22	25
BBB/Baa	29	28
BB/Ba	1	5
B	5	2
Not Rated[5]	11	14

4 Using the higher of S&P, Moody or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2006, and December 31, 2005, the market value of these securities was $5,609,740 representing 1.5% and $5,795,231 representing 1.6%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
JUNE 30, 2006

BlackRock Municipal 2020 Term Trust (BKK)

Trust Information

Symbol on New York Stock Exchange:	BKK
Initial Offering Date:	September 30, 2003
Termination Date (on or about):	December 31, 2020
Closing Market Price as of 6/30/06:	$14.73
Net Asset Value as of 6/30/06:	$15.15
Yield on Closing Market Price as of 6/30/06 ($14.73):[1]	5.40%
Current Monthly Distribution per Common Share:[2]	$0.06625
Current Annualized Distribution per Common Share:[2]	$0.79500
Leverage as of 6/30/06:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change. Past performance does not guarantee future results.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/06	12/31/05	Change	High	Low
Market Price	$14.73	$14.00	5.21%	$15.02	$14.00
NAV	$15.15	$15.28	(0.85)%	$15.49	$15.09

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2006	December 31, 2005
City, County & State	24%	29%
Hospitals	18	17
Industrial & Pollution Control	18	16
Tobacco	11	5
Housing	8	8
Education	7	6
Tax Revenue	5	4
Transportation	5	6
Power	4	4
Lease Revenue	—	5

Credit Breakdown4

Credit Rating	June 30, 2006	December 31, 2005
AAA/Aaa	20%	19%
AA/Aa	7	5
A	16	15
BBB/Baa	37	41
BB/Ba	1	1
B	5	4
Not Rated	14	15

4 Using the higher of S&P, Moody or Fitch’s rating.

TRUST SUMMARIES (unaudited)
JUNE 30, 2006

BlackRock Municipal Target Term Trust (BMN)

Trust Information

Symbol on New York Stock Exchange:	BMN
Initial Offering Date:	September 27, 1991
Termination Date (on or about):	December 31, 2006
Closing Market Price as of 6/30/06:	$9.93
Net Asset Value as of 6/30/06:	$10.11
Yield on Closing Market Price as of 6/30/06 ($9.93):[1]	3.76%
Current Monthly Distribution per Common Share:[2]	$0.031125
Current Annualized Distribution per Common Share:[2]	$0.373500

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/06	12/31/05	Change	High	Low
Market Price	$ 9.93	$ 9.91	0.20%	$10.01	$ 9.91
NAV	$10.11	$10.16	(0.49)%	$10.17	$10.09

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2006	December 31, 2005
City, County & State	29%	40%
Education	16	11
Power	16	11
Lease Revenue	11	8
Housing	9	4
Transportation	8	12
Water & Sewer	5	6
Tax Revenue	4	4
Hospital	2	3
Industrial & Pollution Control	—	1

As of June 30, 2006 and December 31, 2005, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES (unaudited)
JUNE 30, 2006

BlackRock Strategic Municipal Trust (BSD)

Trust Information

Symbol on New York Stock Exchange:	BSD
Initial Offering Date:	August 25, 1999
Closing Market Price as of 6/30/06:	$17.09
Net Asset Value as of 6/30/06:	$15.29
Yield on Closing Market Price as of 6/30/06 ($17.09):[1]	6.43%
Current Monthly Distribution per Common Share:[2]	$0.091625
Current Annualized Distribution per Common Share:[2]	$1.099500
Leverage as of 6/30/06:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/06	12/31/05	Change	High	Low
Market Price	$17.09	$17.14	(0.29)%	$17.95	$16.05
NAV	$15.29	$15.68	(2.49)%	$15.83	$15.24

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2006	December 31, 2005
City, County & State	22%	15%
Industrial & Pollution Control	20	23
Hospital	16	14
Education	10	9
Power	9	10
Tax Revenue	8	5
Housing	7	7
Transportation	7	6
Water & Sewer	1	5
Lease Revenue	—	5
Other	—	1

Credit Breakdown4

Credit Rating	June 30, 2006	December 31, 2005
AAA/Aaa	50%	48%
AA/Aa	16	15
A	6	11
BBB/Baa	12	12
BB/Ba	4	4
B	5	5
Not Rated[5]	7	5

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2006 and December 31, 2005, the market value of these securities was $972,350 representing 0.6% and $998,610 representing 0.6%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
JUNE 30, 2006

BlackRock California Insured Municipal 2008 Term Trust (BFC)

Trust Information

Symbol on New York Stock Exchange:	BFC
Initial Offering Date:	September 18, 1992
Termination Date (on or about):	December 31, 2008
Closing Market Price as of 6/30/06:	$15.24
Net Asset Value as of 6/30/06:	$15.37
Yield on Closing Market Price as of 6/30/06 ($15.24):[1]	5.07%
Current Monthly Distribution per Common Share:[2]	$0.064375
Current Annualized Distribution per Common Share:[2]	$0.772500
Leverage as of 6/30/06:[3]	40%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/06	12/31/05	Change	High	Low
Market Price	$15.24	$15.31	(0.46)%	$15.84	$15.06
NAV	$15.37	$15.86	(3.09)%	$15.92	$15.36

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2006	December 31, 2005
City, County & State	21%	21%
Lease Revenue	20	20
Power	19	19
Education	12	12
Tax Revenue	10	8
Water & Sewer	10	10
Resource Recovery	5	5
Transportation	2	4
Hospital	1	1

As of June 30, 2006, and December 31, 2005, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES (unaudited)
JUNE 30, 2006

BlackRock California Municipal 2018 Term Trust (BJZ)

Trust Information

Symbol on New York Stock Exchange:	BJZ
Initial Offering Date:	October 26, 2001
Termination Date (on or about):	December 31, 2018
Closing Market Price as of 6/30/06:	$15.20
Net Asset Value as of 6/30/06:	$14.97
Yield on Closing Market Price as of 6/30/06 ($15.20):[1]	4.84%
Current Monthly Distribution per Common Share:[2]	$0.06125
Current Annualized Distribution per Common Share:[2]	$0.73500
Leverage as of 6/30/06:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/06	12/31/05	Change	High	Low
Market Price	$15.20	$15.19	0.07%	$15.59	$14.93
NAV	$14.97	$15.21	(1.58)%	$15.34	$14.94

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2006	December 31, 2005
City, County & State	20%	21%
Transportation	19	19
Lease Revenue	15	15
Hospital	14	14
Industrial & Pollution Control	9	7
Education	7	8
Housing	7	7
Power	5	5
Water & Sewer	4	4

Credit Breakdown4

Credit Rating	June 30, 2006	December 31, 2005
AAA/Aaa	36%	37%
AA/Aa	4	4
A	34	35
BBB/Baa	23	21
Not Rated	3	3

4 Using the higher of S&P, Moody or Fitch’s rating.

TRUST SUMMARIES (unaudited)
JUNE 30, 2006

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

Trust Information

Symbol on New York Stock Exchange:	BRF
Initial Offering Date:	September 18, 1992
Termination Date (on or about):	December 31, 2008
Closing Market Price as of 6/30/06:	$13.96
Net Asset Value as of 6/30/06:	$14.69
Yield on Closing Market Price as of 6/30/06 ($13.96):[1]	3.22%
Current Monthly Distribution per Common Share:[2]	$0.0375
Current Annualized Distribution per Common Share:[2]	$0.4500
Leverage as of 6/30/06:[3]	40%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/06	12/31/05	Change	High	Low
Market Price	$13.96	$15.11	(7.61)%	$15.50	$13.78
NAV	$14.69	$15.04	(2.33)%	$15.07	$14.68

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2006	December 31, 2005
Tax Revenue	36%	36%
Power	15	16
Lease Revenue	13	13
Education	12	12
City, County & State	10	10
Transportation	5	5
Resource Recovery	4	4
Water & Sewer	4	4
Other	1	—

As of June 30, 2006, and December 31, 2005, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES (unaudited)
JUNE 30, 2006

BlackRock Florida Municipal 2020 Term Trust (BFO)

Trust Information

Symbol on New York Stock Exchange:	BFO
Initial Offering Date:	September 30, 2003
Termination Date (on or about):	December 31, 2020
Closing Market Price as of 6/30/06:	$13.09
Net Asset Value as of 6/30/06:	$14.73
Yield on Closing Market Price as of 6/30/06 ($13.09):[1]	5.10%
Current Monthly Distribution per Common Share:[2]	$0.055625
Current Annualized Distribution per Common Share:[2]	$0.667500
Leverage as of 6/30/06:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/06	12/31/05	Change	High	Low
Market Price	$13.09	$13.35	(1.95)%	$14.25	$13.00
NAV	$14.73	$14.90	(1.14)%	$15.07	$14.69

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2006	December 31, 2005
City, County & State	26%	26%
Water & Sewer	18	18
Tobacco	11	10
Education	10	10
Power	10	10
Tax Revenue	7	7
Hospitals	6	6
Industrial & Pollution Control	5	5
Lease Revenue	4	5
Transportation	3	3

Credit Breakdown4

Credit Rating	June 30, 2006	December 31, 2005
AAA/Aaa	59%	58%
AA/Aa	1	1
A	4	4
BBB/Baa	18	17
BB/Ba	2	2
Not Rated[5]	16	18

4 Using the higher of S&P, Moody or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2006, and December 31, 2005, the market value of these securities was $2,089,420 representing 1.8% and $2,124,960 representing 1.7%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
JUNE 30, 2006

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

Trust Information

Symbol on New York Stock Exchange:	BLN
Initial Offering Date:	September 18, 1992
Termination Date (on or about):	December 31, 2008
Closing Market Price as of 6/30/06:	$14.76
Net Asset Value as of 6/30/06:	$15.33
Yield on Closing Market Price as of 6/30/06 ($14.76):[1]	3.71%
Current Monthly Distribution per Common Share:[2]	$0.0456
Current Annualized Distribution per Common Share:[2]	$0.5472
Leverage as of 06/30/06:[3]	39%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/06	12/31/05	Change	High	Low
Market Price	$14.76	$15.30	(3.53)%	$15.53	$14.61
NAV	$15.33	$15.73	(2.54)%	$15.77	$15.31

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2006	December 31, 2005
Transportation	26%	26%
Education	20	20
City, County & State	17	17
Water & Sewer	12	11
Hospital	8	8
Power	6	6
Tax Revenue	6	6
Lease Revenue	3	3
Housing	2	3

As of June 30, 2006, and December 31, 2005, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES (unaudited)
JUNE 30, 2006

BlackRock New York Municipal 2018 Term Trust (BLH)

Trust Information

Symbol on New York Stock Exchange:	BLH
Initial Offering Date:	October 26, 2001
Termination Date (on or about):	December 31, 2018
Closing Market Price as of 6/30/06:	$15.27
Net Asset Value as of 6/30/06:	$16.01
Yield on Closing Market Price as of 6/30/06 ($15.27):[1]	4.81%
Current Monthly Distribution per Common Share:[2]	$0.06125
Current Annualized Distribution per Common Share:[2]	$0.73500
Leverage as of 6/30/06:[3]	35%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/06	12/31/05	Change	High	Low
Market Price	$15.27	$15.15	0.79%	$15.85	$15.10
NAV	$16.01	$16.11	(0.62)%	$16.32	$15.98

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2006	December 31, 2005
Education	22%	22%
Hospital	17	17
City, County & State	11	11
Tobacco	11	10
Lease Revenue	10	10
Transportation	10	11
Industrial & Pollution Control	7	7
Tax Revenue	6	6
Housing	5	5
Power	1	1

Credit Breakdown4

Credit Rating	June 30, 2006	December 31, 2005
AAA/Aaa	39%	35%
AA/Aa	37	26
A	10	21
BBB/Baa	10	13
B	1	1
CCC/Caa	3	3
Not Rated	—	1

4 Using the higher of S&P, Moody or Fitch’s rating.

TRUST SUMMARIES (unaudited)
JUNE 30, 2006

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Trust Information

Symbol on American Stock Exchange:	BPS
Initial Offering Date:	August 25, 1999
Closing Market Price as of 6/30/06:	$16.95
Net Asset Value as of 6/30/06:	$15.00
Yield on Closing Market Price as of 6/30/06 ($16.95):[1]	5.35%
Current Monthly Distribution per Common Share:[2]	$0.0755
Current Annualized Distribution per Common Share:[2]	$0.9060
Leverage as of 6/30/06:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/06	12/31/05	Change	High	Low
Market Price	$16.95	$15.85	6.94%	$16.95	$15.29
NAV	$15.00	$15.27	(1.77)%	$15.30	$14.98

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2006	December 31, 2005
Education	34%	24%
Transportation	17	23
Hospital	13	15
Water & Sewer	13	9
Housing	10	12
Industrial & Pollution Control	5	6
Lease Revenue	4	6
Other	2	—
Power	2	3
City, County & State	—	2

Credit Breakdown4

Credit Rating	June 30, 2006	December 31, 2005
AAA/Aaa	60%	61%
AA/Aa	13	7
A	18	21
BBB/Baa	7	8
Not Rated[5]	2	3

4 Using the higher of S&P, Moody or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2006, and December 31, 2005, the market value of these securities was $972,350 representing 2.3% and $998,610 representing 2.7%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
JUNE 30, 2006

BlackRock Long-Term Municipal Advantage Trust (BTA)

Trust Information

Symbol on New York Stock Exchange:	BTA
Initial Offering Date:	February 28, 2006
Closing Market Price as of 6/30/06:	$12.96
Net Asset Value as of 6/30/06:	$13.58
Yield on Closing Market Price as of 6/30/06 ($12.96):[1]	6.37%
Current Monthly Distribution per Common Share:[2]	$0.06875
Current Annualized Distribution per Common Share:[2]	$0.82500

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the Trust’s market price and NAV:

	6/30/06	High	Low
Market Price	$12.96	$15.02	$12.92
NAV	$13.58	$14.35	$13.48

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2006
Tobacco	26%
Industrial & Pollution Control	19
Education	15
Hospital	15
City, County & State	14
Transportation	9
Housing	2

Credit Breakdown4

Credit Rating	June 30, 2006
AAA/Aaa	4%
AA/Aa	—
A	14
BBB/Baa	64
B	5
Not Rated[5]	13

4 Using the higher of S&P, Moody or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2006, the market value of these securities was $6,863,780 representing 3.8% of the Trust’s long-term investments.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2006

BlackRock Insured Municipal 2008 Term Trust (BRM)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—129.5%
		Alabama—2.2%
AAA	$ 2,410	Auburn Univ. RB, 5.00%, 4/01/09, AMBAC	No Opt. Call	$ 2,480,540
AAA	6,555	Birmingham Jefferson Civic Ctr. Auth. ST, Ser. A, 4.25%, 1/01/09, FSA	No Opt. Call	6,615,044
				9,095,584
		Arizona—2.1%
AAA	4,000	Chandler GO, Zero Coupon, 7/01/08, FGIC	No Opt. Call	3,690,240
AAA	1,000	Phoenix Str. & Hwy. RB, 4.25%, 7/01/09, FGIC	No Opt. Call	1,010,330
AAA	4,200	Pima Cnty. Str. & Hwy. RB, 4.125%, 7/01/09, FGIC	07/08 @ 101	4,228,728
				8,929,298
		California—2.3%
		Dept. of Wtr. Res. Pwr. Sply. RB,
AAA	5,000	Ser. A, 3.125%, 5/01/08, FSA	No Opt. Call	4,915,600
AAA	5,000	Ser. A, 3.375%, 5/01/09, MBIA	No Opt. Call	4,904,950
				9,820,550
		Colorado—2.5%
AAA	2,000	E-470 Pub. Hwy. Auth. RB, Ser. B, Zero Coupon, 9/01/11, MBIA	No Opt. Call	1,603,860
AAA	1,000	El Paso Cnty. COP, Detention Fac. Proj., Ser. B, 3.20%, 12/01/08, AMBAC	No Opt. Call	978,470
AAA	6,965	Regl. Transp. Dist. COP, Transp. Vehicles Proj., Ser. A, 5.00%, 6/01/08, MBIA	06/07 @ 101	7,109,942
AAA	1,000	Thornton COP, 3.25%, 12/01/08, AMBAC	No Opt. Call	979,280
				10,671,552
		Delaware—0.2%
AAA	650	Delaware River & Bay Auth. RB, 3.25%, 1/01/09, MBIA	No Opt. Call	635,908
		District of Columbia—3.1%
		Dist. of Columbia GO,
AAA	195[3]	Ser. B, 5.50%, 6/01/09, FSA	ETM	203,531
AAA	2,605	Ser. B, 5.50%, 6/01/09, FSA	No Opt. Call	2,716,781
AAA	10,000	Ser. B-1, 5.50%, 6/01/08, AMBAC	No Opt. Call	10,295,800
				13,216,112
		Florida—4.8%
AAA	2,280	Broward Cnty. Sch. Brd. COP, Ser. B, 4.25%, 7/01/09, FSA	No Opt. Call	2,297,807
AAA	13,890	Dept. of Env. Protection Presvtn. RB, Ser. B, 5.00%, 7/01/09, MBIA	No Opt. Call	14,328,507
AAA	1,300	Palm Beach RB, Restoration Proj., Ser. A, 5.00%, 1/01/09, FSA	No Opt. Call	1,334,489
AAA	2,080	Tampa Wtr. & Swr. RB, 5.50%, 10/01/08, FSA	No Opt. Call	2,153,174
				20,113,977
		Georgia—6.0%
AAA	5,000	Georgia GO, Ser. E, 5.25%, 2/01/10	No Opt. Call	5,239,750
AAA	20,000	Monroe Cnty. PCRB, Vogtle Power Plant Co. Proj., 4.20%, 1/01/12, AMBAC	No Opt. Call	20,040,200
				25,279,950
		Hawaii—5.0%
		Hawaii GO,
AAA	6,510	Ser. CY, 4.00%, 2/01/09, FSA	No Opt. Call	6,528,749
AAA	8,045	Ser. CZ, 3.25%, 7/01/09, FSA	No Opt. Call	7,839,289
		Honolulu City & Cnty. GO,
AAA	1,880	Ser. A, 5.00%, 3/01/09, MBIA	No Opt. Call	1,932,508
AAA	4,750	Ser. E, 4.00%, 7/01/08, FGIC	No Opt. Call	4,766,198
				21,066,744
		Illinois—12.2%
		Chicago Park Dist., Pkg. Rev. GO,
AAA	1,750	Ser. A, 3.50%, 1/01/09, FGIC	No Opt. Call	1,724,100
AAA	1,000	Ser. C, 3.00%, 1/01/09, AMBAC	No Opt. Call	968,040
AAA	3,105[3]	Chicago Pub. Bldg. RB, Ser. A, Zero Coupon, 1/01/07, MBIA	ETM	3,047,806
		Cook Cnty. High Sch. GO,
AAA	2,000	Arlington Heights Proj., 4.50%, 12/01/08, FSA	No Opt. Call	2,027,660
AAA	1,175[3]	J. Sterling Morton Twnshp. Proj., Zero Coupon, 12/01/09, FGIC	ETM	1,023,778
AAA	4,805	J. Sterling Morton Twnshp. Proj., Zero Coupon, 12/01/09, FGIC	No Opt. Call	4,182,416

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Illinois—(cont’d)
AAA	$ 13,000	Dev. Fin. Auth. Gas Sply. RB, 3.05%, 2/01/33, AMBAC	No Opt. Call	$ 12,694,890
AAA	8,985	Du Page Cnty. Forest Presvtn. Dist. GO, Zero Coupon, 11/01/08	No Opt. Call	8,170,330
AAA	6,750	Illinois GO, Ser. 1, 3.50%, 7/01/08, MBIA	No Opt. Call	6,683,715
AAA	1,455	Kane & Du Page Cntys. Sch. Dist. GO, Ser. A, 3.75%, 1/01/09, FSA	No Opt. Call	1,448,845
		Met. Pier & Expo. Auth. Ded. St. Tax RB, McCormick Place Expansion Proj.,
AAA	8,385[3]	Zero Coupon, 6/15/08, FGIC	ETM	7,774,740
AAA	215	Zero Coupon, 6/15/08, FGIC	No Opt. Call	199,010
AAA	1,570[3]	Ser. A, Zero Coupon, 6/15/08, FGIC	ETM	1,455,735
				51,401,065
		Kansas—0.2%
AAA	1,000	Dev. Fin. Auth. Pub. Wtr. Sply. RB, 4.00%, 4/01/09, AMBAC	No Opt. Call	1,003,040
		Kentucky—0.8%
AAA	3,890	Owensboro Elec. Lt. & Pwr. RB, Ser. B, Zero Coupon, 1/01/09, AMBAC	No Opt. Call	3,511,503
		Louisiana—1.3%
AAA	5,770	Pub. Facs. Auth. RB, Ochsner Clinic Fndtn. Proj., Ser. A, 3.50%, 5/15/09, MBIA	No Opt. Call	5,652,292
		Michigan—4.9%
AAA	6,315	Detroit City Sch. Dist. GO, Sch. Bldg. & Site Impvt. Proj., Ser. A, 4.00%, 5/01/09, FGIC	No Opt. Call	6,326,430
AAA	1,665[3]	Detroit GO, 3.50%, 4/01/09, MBIA	ETM	1,638,610
AAA	3,000	Trunk Line RB, Ser. A, 4.125%, 11/01/08, FSA	No Opt. Call	3,019,320
AAA	2,535	Washtenaw Cmnty. Coll. GO, 4.00%, 4/01/09, MBIA	No Opt. Call	2,543,366
AAA	2,695	West Ottawa Pub. Sch. Dist. GO, Ser. B, 3.50%, 5/01/09, FGIC	No Opt. Call	2,657,674
AAA	2,000	Western Twnshps. Util. Auth. Swr. Disp. Sys. GO, 5.00%, 1/01/09, FGIC	No Opt. Call	2,053,540
AAA	2,160	Wyandotte Elec. RB, 6.25%, 10/01/08, MBIA	No Opt. Call	2,218,860
				20,457,800
		Mississippi—0.5%
AAA	2,175	De Soto Cnty. Sch. Dist. GO, 3.25%, 2/01/09, FSA	No Opt. Call	2,124,105
		Nevada—2.7%
AAA	6,270	Clark Cnty. Sch. Dist. GO, Ser. A, 4.00%, 6/01/09, FGIC	No Opt. Call	6,283,418
		Dept. of Bus. & Ind. RB, Las Vegas Monorail Proj.,
AAA	2,085	Zero Coupon, 1/01/09, AMBAC	No Opt. Call	1,868,452
AAA	3,585	Zero Coupon, 1/01/10, AMBAC	No Opt. Call	3,070,875
				11,222,745
		New Jersey—1.3%
AAA	1,220	Econ. Dev. Auth. RB, Econ. Recovery Fund, Ser. A, 4.50%, 3/15/09, MBIA	No Opt. Call	1,239,410
		Monmouth Cnty. Impvt. Auth. Gov’t. Loan RB,
AAA	1,220	3.10%, 4/15/09, AMBAC	No Opt. Call	1,184,230
AAA	1,000	5.00%, 12/01/08, FSA	No Opt. Call	1,026,120
AAA	1,750	Transp. Trust Fund Auth. Transp. Sys. RB, Ser. C, 5.25%, 12/15/08, AMBAC	No Opt. Call	1,803,655
				5,253,415
		New Mexico—1.1%
AAA	2,030	Farmington Util. Sys. RB, Ser. A, 3.50%, 5/15/09, FSA	No Opt. Call	1,996,627
AAA	2,455	Fin. Auth. RB, Fin. Auth. Pub. Impvt. Proj., Ser. A, 3.80%, 6/01/08, MBIA	No Opt. Call	2,453,600
				4,450,227
		New York—12.0%
AAA	2,000	Erie Cnty. Pub. Impvt. GO, Ser. A, 4.50%, 3/15/09, FGIC	No Opt. Call	2,031,300
AAA	15,500	New York City GO, Ser. E, 6.20%, 8/01/07, MBIA	No Opt. Call	15,895,560
AAA	4,250	New York City Hlth. & Hosp. Corp. Hlth. Sys. Svcs. RB, Ser. A, 3.50%, 2/15/09, AMBAC	No Opt. Call	4,182,637
		New York GO,
AAA	1,450[3]	Ser. E, 6.125%, 8/01/06, MBIA	ETM	1,452,393
AAA	3,550	Ser. E, 6.125%, 8/01/06, MBIA	No Opt. Call	3,555,822
AAA	15,915	Ser. F, 5.25%, 9/15/09, MBIA	09/08 @ 101	16,531,229
AAA	4,000	Port Auth. of New York & New Jersey RB, Ser. 129, 2.875%, 11/01/08, FSA	No Opt. Call	3,888,760
AAA	2,715	Thruway Auth. Svc. Contract RB, Local Hwy. & Brdg. Proj., Ser. A, 5.40%, 1/01/09, MBIA	07/06 @ 101	2,737,670
				50,275,371

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		North Carolina—8.2%
		Eastn. Mun. Pwr. Agcy. Sys. RB,
AAA	$ 13,500	Ser. B, 6.125%, 1/01/09, FGIC	No Opt. Call	$ 14,201,865
AAA	5,000	Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call	5,232,000
AAA	14,675[4]	Ser. B, 7.25%, 1/01/07, CAPMAC	N/A	14,921,393
				34,355,258
		Ohio—0.5%
AAA	2,000	Bldg. Auth. RB, Workers’ Comp. Facs. Proj., Ser. A, 5.00%, 4/01/09, FGIC	No Opt. Call	2,058,020
		Oregon—2.0%
		Dept. of Admin. Svcs.,
AAA	2,905	COP, 5.00%, 11/01/08, FSA	No Opt. Call	2,979,600
AAA	2,255	Lottery RB, Ser. C, 3.125%, 4/01/09, FSA	No Opt. Call	2,191,838
AAA	1,285	Lane Cnty. Sch. Dist. No. 4 GO, 3.00%, 1/01/09, FSA	No Opt. Call	1,247,234
AAA	2,000	Washington & Clackamas Cntys. Sch. Dist. GO, 3.75%, 6/15/08, MBIA	No Opt. Call	1,996,620
				8,415,292
		Pennsylvania—10.3%
AAA	1,460	Bensalem Twnshp. Sch. Dist. GO, 3.25%, 8/15/09, FGIC	No Opt. Call	1,421,865
AAA	1,500	Bristol Twnshp. Sch. Dist. GO, 4.25%, 2/15/09, FGIC	No Opt. Call	1,514,325
		Dauphin Cnty. Gen. Auth. RB, HAPSCO-Western PA. Hosp. Proj.,
AAA	3,570	Ser. A, 6.25%, 7/01/08, MBIA	07/06 @ 100	3,574,463
AAA	1,870[3]	Ser. B, 6.25%, 7/01/08, MBIA	ETM	1,911,252
		Dept. of Gen. Svcs. COP,
AAA	2,075	4.50%, 5/01/08, FSA	No Opt. Call	2,098,385
AAA	2,120	4.50%, 11/01/08, FSA	No Opt. Call	2,151,143
AAA	2,165	4.50%, 5/01/09, FSA	No Opt. Call	2,201,004
AAA	2,220	4.50%, 11/01/09, FSA	No Opt. Call	2,262,380
AAA	16,250	Lehigh Cnty. Indl. Dev. Auth. PCRB, 3.125%, 11/01/08, AMBAC	No Opt. Call	15,878,850
AAA	3,175	Philadelphia GO, 4.10%, 9/15/08, FSA	No Opt. Call	3,193,383
AAA	3,125	Pittsburgh Pub. Pkg. Auth. Pkg. RB, 3.25%, 12/01/08, AMBAC	No Opt. Call	3,064,375
AAA	3,955	West Chester Area Sch. Dist. GO, Ser. AA, 3.65%, 1/15/09, MBIA	07/07 @ 100	3,943,649
				43,215,074
		South Carolina—0.9%
AAA	2,020	Chester Cnty. Sch. Dist. GO, 3.25%, 2/01/09, FSA	No Opt. Call	1,976,247
AAA	1,705	Lexington Cnty. Sch. Dist. 1 COP, 3.50%, 3/01/09, AMBAC	No Opt. Call	1,682,477
				3,658,724
		Tennessee—0.2%
AAA	1,000	Clarksville Wtr. Swr. & Gas RB, 4.30%, 2/01/09, FSA	No Opt. Call	1,010,640
		Texas—24.7%
AAA	5,380	Austin Pub. Impvt. GO, 3.50%, 9/01/08, FSA	No Opt. Call	5,324,478
		Austin Util. Sys. RB,
AAA	5,000	6.625%, 11/15/08, AMBAC	No Opt. Call	5,294,600
AAA	11,515	Ser. A, Zero Coupon, 11/15/08, MBIA	No Opt. Call	10,461,493
AAA	5,000	Ser. A, Zero Coupon, 11/15/09, AMBAC	No Opt. Call	4,354,300
AAA	5,000	Ser. A, Zero Coupon, 11/15/09, MBIA	No Opt. Call	4,354,300
		Coppell Indpt. Sch. Dist. GO,
AAA	1,430[3]	6.10%, 8/15/09, MBIA	ETM	1,516,458
AAA	620	6.10%, 8/15/09, MBIA	08/06 @ 100	621,507
AAA	2,500	Dallas Wtr. Wks. & Swr. Sys. RB, 3.50%, 4/01/09, FSA	No Opt. Call	2,460,450
AAA	4,390	Houston Indpt. Sch. Dist. GO, Zero Coupon, 8/15/09, AMBAC	No Opt. Call	3,863,815
		Lower Colorado River Auth. RB,
AAA	2,010	3.50%, 5/15/09, MBIA	No Opt. Call	1,976,956
AAA	2,690	5.25%, 5/15/09, FSA	No Opt. Call	2,785,710
AAA	1,650	Lubbock Cnty. GO, 3.50%, 2/15/09, FGIC	No Opt. Call	1,627,378
		Mun. Pwr. Agcy. RB,
AAA	1,075[3]	Zero Coupon, 9/01/08, AMBAC	ETM	988,602
AAA	13,925	Zero Coupon, 9/01/08, AMBAC	No Opt. Call	12,781,479
AAA	1,155[3]	Zero Coupon, 9/01/09, AMBAC	ETM	1,016,585
AAA	15,020	Zero Coupon, 9/01/09, AMBAC	No Opt. Call	13,224,209
AAA	1,500	North Texas Tollway Auth. RB, Ser. C, 5.00%, 1/01/09, FSA	No Opt. Call	1,538,370

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Texas—(cont’d)
		Pub. Fin. Auth. Bldg. RB, Gen Svcs. Comm. Proj.,
AAA	$ 2,250[4]	5.50%, 2/01/08, AMBAC	N/A	$ 2,329,582
AAA	750	5.50%, 2/01/09, AMBAC	02/08 @ 101	775,598
		Pub. Fin. Auth. RB,
AAA	2,270	3.50%, 2/01/09, FGIC	No Opt. Call	2,236,926
AAA	5,900	Ser. B, 6.25%, 2/01/09, AMBAC	No Opt. Call	6,226,801
AAA	6,000[3]	San Antonio Elec. & Gas RB, Ser. B, Zero Coupon, 2/01/10, FGIC	ETM	5,179,920
AAA	9,050	Tarrant Regl. Wtr. Dist. Impvt. RB, 3.50%, 3/01/09, FSA	No Opt. Call	8,914,069
AAA	1,825	Williamson Cnty. GO, Ser. B, 5.00%, 2/15/09, FSA	No Opt. Call	1,875,169
AAA	2,275	Ysleta Indpt. Sch. Dist. GO, Zero Coupon, 8/15/08	No Opt. Call	2,086,266
				103,815,021
		Utah—3.3%
		Intermountain Pwr. Agcy. Sply. RB,
AAA	2,215[3]	Ser. B, 6.00%, 7/01/07, MBIA	ETM	2,263,664
AAA	1,285	Ser. B, 6.00%, 7/01/07, MBIA	No Opt. Call	1,311,599
AAA	10,300[4]	Utah, GO, Ser. F, 5.00%, 7/01/07	N/A	10,427,411
				14,002,674
		Washington—10.9%
AAA	1,250	Clark Cnty. Pub. Util. Dist. No. 1 RB, 5.00%, 1/01/09, MBIA	No Opt. Call	1,281,975
		Hlth. Care Fac. Auth. RB, Catholic Hlth. Initiatives Proj.,
AAA	1,010	Ser. A, 5.30%, 12/01/08, MBIA	No Opt. Call	1,040,219
AAA	1,000	Ser. A, 5.40%, 12/01/10, MBIA	06/10 @ 101	1,052,660
AAA	12,850	King Cnty. GO, Ser. D, 5.55%, 12/01/08, MBIA	12/07 @ 102	13,334,316
AAA	3,060	King Cnty. Pub. Transp. Sales Tax GO, 3.50%, 12/01/08, FSA	No Opt. Call	3,021,077
AAA	2,045	Motor Vehicle Fuel Tax GO, 4.00%, 7/01/09, MBIA	No Opt. Call	2,051,851
		Pub. Pwr. Sply. RB,
AAA	11,000	Ser. A, 5.80%, 7/01/07, FSA	No Opt. Call	11,211,970
AAA	5,550	Nuclear Proj. No. 3, Zero Coupon, 7/01/07, MBIA	No Opt. Call	5,343,096
AAA	2,000	Nuclear Proj. No. 3, Zero Coupon, 7/01/08, MBIA	No Opt. Call	1,843,320
AAA	5,710	Seattle Impvt. Ltd. Tax GO, 4.00%, 7/01/08, FSA	No Opt. Call	5,724,047
				45,904,531
		West Virginia—1.5%
AAA	1,550	Econ. Dev. Auth. RB, Correctional Juvenile & Pub. Proj., Ser. A, 4.25%, 6/01/08, MBIA	No Opt. Call	1,560,091
		Higher Ed. Policy Comm. RB,
AAA	2,455	St. Coll. Fac. Proj., Ser. A, 5.00%, 4/01/09, MBIA	No Opt. Call	2,523,003
AAA	2,135	Univ. Facs. Proj., Ser. A, 5.00%, 4/01/09, MBIA	No Opt. Call	2,194,139
				6,277,233
		Wisconsin—1.5%
AAA	6,080	Wisconsin, GO, Ser. C, 4.00%, 5/01/09, MBIA	No Opt. Call	6,099,030
		Wyoming—0.3%
AAA	1,270	Albany Cnty. Impvts. Statutory Trust COP, 3.75%, 1/15/09, MBIA	No Opt. Call	1,265,149
		Total Long-Term Investments (cost $537,746,831)		544,257,884
		SHORT-TERM INVESTMENTS—32.9%
		Connecticut—1.5%
A-1+	6,555[5]	St. Hlth. & Edl. RB, Quinnipac Univ. Proj., Ser. F, 4.00%, 7/03/06, RAA, FRDD	N/A	6,555,000
		Florida—2.2%
A-1+	9,155[5]	Pinellas Cnty. Hlth. Fac. Auth. RB, 4.04%, 7/03/06, AMBAC, FRDD	N/A	9,155,000
		Illinois—1.6%
A-1+	6,600[5]	Joliet Regl. Port Dist. Marine Term. RB, Exxon Corp. Proj., 3.84%, 7/03/06, FRDD	N/A	6,600,000
		Kansas—0.8%
A-1+	3,455[5]	Dept. Transp. Hwy. RB, Ser. B-1, 3.89%, 7/03/06, FRDD	N/A	3,455,000
		Kentucky—1.9%
A-1+	8,000[5]	Kentucky, Inc. Pub. Energy Auth. RB, Ser. A, 4.06%, 7/03/06, FRDD	N/A	8,000,000
		Louisiana—0.3%
A-1+	1,300[5]	East Baton Rouge Parish PCRB, Exxon Proj., 3.97%, 7/03/06, FRDD	N/A	1,300,000
		Maryland—0.5%
VMIG1	2,000[5]	Cmnty. Dev. Admin. Multi-Fam. Hsg. RB, Avalon Lea Apts. Proj., 3.97%, 7/05/06, FRWD	N/A	2,000,000

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Massachusetts—4.9%
		Hlth. & Edl. Fac. Auth. RB, Harvard Univ. Proj.,
A-1+	$ 12,000[5]	Ser. BB, 3.92%, 7/06/06, FRWD	$ 12,000,000
A-1+	8,650[5]	Ser. R, 3.90%, 7/03/06, FRDD	8,650,000
			20,650,000
		Michigan—0.3%
		Detroit Swr. Disp. RB,
A-1+	995[5]	Ser. A, 4.00%, 7/05/06, MBIA, FRWD	997,296
A-1+	490[5]	Ser. C-1, 3.98%, 7/06/06, FSA, FRWD	490,000
			1,487,296
		Missouri—3.6%
		St. Hlth. & Edl. Fac. RB,
A-1+	5,100[5]	Med. Research Facs. Stowers Inst. Proj., 3.98%, 7/06/06, MBIA, FRWD	5,100,000
A-1+	10,000[5]	SSM Hlth. Care Proj., Ser. C-1, 3.96%, 7/03/06, FSA, FRDD	10,000,000
			15,100,000
		New Jersey—0.2%
A-1+	1,015[5]	Edl. Fac. Auth. RB, Princeton Univ. Proj., Ser. B, 3.90%, 7/03/06, FRDD	1,015,000
		New York—2.5%
A-1+	1,700[5]	Jay Str. Dev. Corp. Cts. Fac. Lease RB, Ser. A-2, 3.97%, 7/03/06, FRDD	1,700,000
A-1+	6,775[5]	New York City GO, Ser. H-7, 3.95%, 7/03/06, FRDD	6,775,000
A-1+	1,900[5]	New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. RB, Ser. C, 3.92%, 7/03/06, FRDD	1,900,000
			10,375,000
		North Carolina—4.3%
A-1+	7,370[5]	Buncombe Cnty. Met. Swr. Dist. Swr. Sys. RB, 3.97%, 7/06/06, XLCA, FRWD	7,370,000
A-1+	10,550[5]	Mecklenburg Cnty. GO, Ser. C, 3.98%, 7/06/06, FRWD	10,550,000
			17,920,000
		Ohio—4.3%
VMIG1	7,000[5]	Hamilton Cnty. Hosp. Facs. RB, Ser. A, 3.97%, 7/05/06, FRWD	7,000,000
A-1+	500[5]	Kent St. Univ. RB, 3.98%, 7/05/06, MBIA, FRWD	500,000
VMIG1	10,605[5]	Univ. of Akron RB, 3.97%, 7/06/06, FGIC, FRWD	10,605,000
			18,105,000
		Pennsylvania—1.0%
VMIG1	4,385[5]	Higher Ed. Facs. Auth. RB, St. Sys. Higher Ed. Proj., Ser. A, 3.96%, 7/06/06, MBIA, FRWD	4,385,000
		Puerto Rico—0.6%
A-1	2,500[5]	Hwy. & Transp. Auth. RB, Ser. A, 3.94%, 7/05/06, AMBAC, FRWD	2,500,000
		Tennessee—0.1%
VMIG1	260[5]	Clarksville Pub. Bldg. Auth. RB, 4.05%, 7/03/06, FRDD	260,000
		Washington—0.6%
A-1+	2,500[5]	Snohomish Cnty. Pub Util. Dist. No. 001 Generation Sys. RB, Ser. A-1,
		3.96%, 7/05/06, FSA, FRWD	2,500,000

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

Shares
(000)	Description	Value

	Money Market Fund—1.7%
7,150	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 7,150,000
	Total Short-Term Investments (cost $138,512,296)	138,512,296
	Total Investments—162.4% (cost $676,259,1276)	$ 682,770,180
	Other assets in excess of liabilities—2.1%	8,814,557
	Preferred shares at redemption value, including dividends payable—(64.5)%	(271,125,237)
	Net Assets Applicable to Common Shareholders—100%	$ 420,459,500

1 Using the higher of S&P, Moody or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is collateralized by municipal or U.S. Treasury obligations.

4 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2006.

6 Cost for Federal income tax purposes is $675,832,899. The net unrealized appreciation on a tax basis is $6,937,281, consisting of $11,170,137 gross unrealized appreciation and $4,232,856 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 85.6% of the Trust’s managed assets:

AMBAC	—	21.6%
CAPMAC	—	3.0%
FGIC	—	12.9%
FSA	—	18.6%
MBIA	—	26.4%
RAA	—	1.0%
XLCA	—	1.1%
Other	—	1.0%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
CAPMAC	—	Capital Markets Assurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
COP	—	Certificate of Participation	PCRB	—	Pollution Control Revenue Bond
ETM	—	Escrowed to Maturity	RAA	—	Radian Asset Assurance
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	ST	—	Special Tax
FRWD	—	Floating Rate Weekly Demand	XLCA	—	XL Capital Assurance
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2006

BlackRock Insured Municipal Term Trust (BMT)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—129.4%
		Alabama—0.9%
AAA	$ 1,000	Birmingham Jefferson Civic Ctr. Auth. ST, Ser. A, 4.375%, 1/01/11, FSA	No Opt. Call	$ 1,016,900
AAA	1,410	Fed. Hwy. Fin. Auth. RB, Grant Antic. Notes, Ser. A, 4.50%, 3/01/11, MBIA	No Opt. Call	1,441,993
				2,458,893
		Alaska—8.3%
		Anchorage GO,
AAA	14,345	Ser. B, 4.125%, 7/01/11, MBIA	No Opt. Call	14,431,644
AAA	6,000	Ser. B, 4.625%, 7/01/10, FGIC	No Opt. Call	6,150,240
AAA	1,260	Univ. of Alaska RB, Ser. K, 3.75%, 10/01/10, FGIC	No Opt. Call	1,250,688
				21,832,572
		Arizona—3.2%
AAA	1,000	Arizona St. Univ. RB, 4.20%, 7/01/11, FGIC	No Opt. Call	1,011,210
AAA	1,030	Mesa GO, Ser. A, 3.75%, 7/01/10, FGIC	No Opt. Call	1,023,593
AAA	6,340	Pima Cnty. Str. & Hwy. RB, 4.25%, 7/01/11, FGIC	07/08 @ 101	6,393,066
				8,427,869
		Arkansas—0.2%
AAA	500	Little Rock Cap. Impvt. GO, 4.00%, 4/01/11, FSA	No Opt. Call	500,830
		California—6.9%
AAA	145	California GO, 6.80%, 11/01/10, FGIC	11/06 @ 100	146,404
AAA	6,100[3]	Contra Costa Trans. Auth. Sales Tax RB, 6.50%, 3/01/09, FGIC	ETM	6,348,697
		Dept. of Wtr. Res. Pwr. Sply. RB,
AAA	5,000	Ser. A, 3.60%, 5/01/10, AMBAC	No Opt. Call	4,919,300
AAA	3,500	Ser. A, 3.70%, 5/01/11, MBIA	No Opt. Call	3,454,255
AAA	3,065	Los Angeles Cnty. RB, Asset Leasing Corp. Proj., 4.05%, 12/01/10, AMBAC	No Opt. Call	3,330,398
				18,199,054
		Colorado—1.2%
AAA	3,245	Weld Cnty. Sch. Dist. No. 6, GO, 3.75%, 12/01/10, FSA	No Opt. Call	3,224,102
		Delaware—0.4%
AAA	1,015	Delaware River & Bay Auth. RB, 3.75%, 1/01/11, MBIA	No Opt. Call	1,006,728
		District of Columbia—4.1%
AAA	10,000	Dist. of Columbia GO, Ser. B, 5.50%, 6/01/11, FSA	No Opt. Call	10,652,200
		Florida—0.9%
AAA	2,320	Tampa Wtr. & Swr. RB, 5.50%, 10/01/10, FSA	No Opt. Call	2,462,564
		Hawaii—4.7%
AAA	11,080[4]	Hawaii GO, Ser. CN, 5.25%, 3/01/07, FGIC	N/A	11,404,866
AAA	1,000	Univ. of Hawaii RB, Univ. Sys. Proj., 3.875%, 7/15/10, FGIC	No Opt. Call	997,230
				12,402,096
		Illinois—15.7%
		Chicago GO,
AAA	4,000	Ser. A, 4.375%, 1/01/11, AMBAC	No Opt. Call	4,059,360
AAA	1,790	Ser. A, 5.00%, 1/01/11, MBIA	No Opt. Call	1,862,083
		Chicago Park Dist. Pkg. GO,
AAA	3,120	Ser. A, 3.50%, 1/01/10, FGIC	No Opt. Call	3,051,953
AAA	3,695	Ser. A, 4.00%, 1/01/11, FGIC	No Opt. Call	3,693,485
		Du Page & Cook Cntys. Cmnty. United Sch. Dist. No. 205 GO,
Aaa	315[3]	4.50%, 1/01/11, FGIC	ETM	322,056
AAA	685	4.50%, 1/01/11, FGIC	No Opt. Call	698,652
AAA	1,750	Du Page & Will Cntys. Sch. Dist. GO, 4.25%, 12/30/10, FGIC	No Opt. Call	1,769,932
		Du Page Cnty. Forest Presvtn. Dist. GO,
AAA	5,000	Zero Coupon, 11/01/10	No Opt. Call	4,176,500
AAA	11,965	Zero Coupon, 11/01/11	No Opt. Call	9,556,685
		Illinois GO,
AAA	1,500	Ser. 1, 4.50%, 2/01/11, FGIC	No Opt. Call	1,533,510
AAA	2,000	Ser. 1, 4.50%, 4/01/11, FSA	No Opt. Call	2,045,240
AAA	4,000	Ser. 1, 5.25%, 2/01/11, FGIC	No Opt. Call	4,213,640

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Illinois—(cont’d)
AAA	$ 2,265	Kane & Du Page Cntys. Sch. Dist. GO, Ser. A, 4.00%, 1/01/11, FSA	No Opt. Call	$ 2,264,071
AAA	1,025	Orland Park GO, Ser. A, 3.50%, 12/01/10, FGIC	No Opt. Call	999,027
AAA	1,075	Rockford Sch. Dist. GO, 4.30%, 2/01/11, FGIC	No Opt. Call	1,087,868
				41,334,062
		Indiana—4.1%
		Indianapolis Loc. Pub. Impvt. RB, Bond Bank Wtr. Wks. Proj.,
AAA	2,085	Ser. A, 4.25%, 7/01/10, MBIA	No Opt. Call	2,104,787
AAA	2,815	Ser. A, 4.375%, 1/01/11, MBIA	No Opt. Call	2,853,312
AAA	2,950	Ser. A, 4.375%, 7/01/11, MBIA	No Opt. Call	2,994,221
AAA	2,635	Mun. Pwr. Agcy. Pwr. Sply. Sys. RB, Ser. A, 4.50%, 1/01/11, AMBAC	No Opt. Call	2,689,676
				10,641,996
		Kansas—0.8%
		Dev. Fin. Auth. Pub. Wtr. Sply. RB,
AAA	1,025	4.125%, 4/01/10, AMBAC	No Opt. Call	1,031,826
AAA	1,000	4.25%, 4/01/11, AMBAC	No Opt. Call	1,011,500
				2,043,326
		Kentucky—4.0%
AAA	12,675	Econ. Dev. Fin. Sys. RB, Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/10, MBIA	No Opt. Call	10,597,821
		Louisiana—1.9%
AAA	5,000	Pub. Facs. Auth. RB, Ochsner Clinic Fndtn. Proj., Ser. B, 4.00%, 5/15/11, MBIA	No Opt. Call	4,973,600
		Michigan—2.5%
		Detroit GO,
AAA	1,580	4.00%, 4/01/10, MBIA	No Opt. Call	1,579,384
AAA	1,955	4.00%, 4/01/11, MBIA	No Opt. Call	1,949,898
AAA	70	Mun. Bd. Auth. RB, Ser. A, 6.50%, 11/01/12, MBIA	07/06 @ 100	70,114
AAA	2,810	Wyandotte City Sch. Dist. GO, Bldg. & Site, 4.00%, 5/01/11, FSA	No Opt. Call	2,808,651
				6,408,047
		Minnesota—1.9%
AAA	2,800	Hopkins Indpt. Sch. Dist. No. 270, GO, Ser. B, 4.00%, 2/01/11, FSA	No Opt. Call	2,802,240
A+	2,180[3]	So. Minnesota Mun. Pwr. Agcy. RB, Ser. B, 5.75%, 1/01/11	ETM	2,201,735
				5,003,975
		Nevada—2.0%
		Dept. of Bus. & Ind. RB, Las Vegas Monorail Proj.,
AAA	3,795	Zero Coupon, 1/01/11, AMBAC	No Opt. Call	3,102,754
AAA	2,870	Zero Coupon, 1/01/12, AMBAC	No Opt. Call	2,239,863
				5,342,617
		New Jersey—0.4%
AAA	1,000	Monmouth Cnty. Impvt. Auth. RB, Gov’t. Loan, 3.375%, 12/01/10, FSA	No Opt. Call	969,380
		New Mexico—3.2%
		Fin. Auth. Pub. Proj. RB,
AAA	1,433	Ser. A, 3.40%, 6/01/11, MBIA	No Opt. Call	1,381,398
AAA	1,035	Ser. A, 4.20%, 6/01/10, MBIA	No Opt. Call	1,043,870
AAA	1,870	Ser. A, 4.30%, 6/01/11, MBIA	No Opt. Call	1,893,861
AAA	2,230[3]	Hwy. Comm. RB, Ser. B, 4.75%, 6/15/11, AMBAC	ETM	2,304,259
AAA	1,750	Las Cruces Sch. Dist. No. 002 GO, 5.25%, 8/01/11, FSA	08/09 @ 100	1,814,592
				8,437,980
		New York—5.6%
AAA	8,950	Long Island Pwr. Auth. Elec. Sys. RB, Ser. A, 5.50%, 12/01/10, AMBAC	No Opt. Call	9,505,258
AAA	5,000	Thruway Auth. Personal Income Tax RB, Ser. A, 5.00%, 3/15/11, FSA	No Opt. Call	5,229,100
				14,734,358
		Ohio—0.8%
AAA	1,000	Akron GO, 4.00%, 12/01/10, MBIA	No Opt. Call	1,003,180
AAA	1,015	Univ. of Cincinnati RB, Ser. G, 3.50%, 6/01/09, AMBAC	No Opt. Call	1,000,079
				2,003,259

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Oregon—3.6%
AAA	$ 1,995	Lane Cnty. Sch. Dist. No. 4 GO, 3.75%, 1/01/11, FSA	No Opt. Call	$ 1,978,741
		Washington & Clackamas Cntys. Sch. Dist. GO,
AAA	3,820	4.00%, 6/15/10, MBIA	No Opt. Call	3,832,377
AAA	3,720	4.00%, 6/15/11, MBIA	No Opt. Call	3,726,547
				9,537,665
		Pennsylvania—6.4%
AAA	2,430	Central York Sch. Dist. GO, 4.125%, 6/01/11, FGIC	No Opt. Call	2,447,642
AAA	1,875[3]	Dauphin Cnty. Gen. Auth. RB, HAPSCO-Western PA. Hosp. Proj., Ser. B, 6.25%, 7/01/07, MBIA	ETM	1,916,362
AAA	7,500	Higher Edl. Facs. Auth. RB, Univ. of PA. Hlth. Svcs. Proj., Ser. A, 5.25%, 8/01/10, FSA	08/09 @ 101	7,801,350
AAA	2,100	Philadelphia Wtr. & Wst. RB, 5.625%, 6/15/08, AMBAC	No Opt. Call	2,169,447
AAA	1,075	State Pub. Sch. Bldg. Auth. RB, York Sch. Dist. Proj., 4.75%, 5/01/11, FSA	No Opt. Call	1,111,873
AAA	1,250	Wilson Sch. Dist. GO, 4.00%, 5/15/10, FSA	No Opt. Call	1,253,950
				16,700,624
		Rhode Island—2.0%
AAA	235	Clean Wtr. Protection Fin. Agcy. PCRB, Ser. A, 6.70%, 10/01/10, MBIA	10/06 @ 100	236,579
AAA	5,000[3]	Rhode Island St. & Providence Plantations GO, Ser. B, 4.20%, 6/01/10, FGIC	ETM	5,051,850
				5,288,429
		Tennessee—0.8%
		Clarksville Wtr. Swr. & Gas RB,
AAA	1,005	4.45%, 2/01/10, FSA	No Opt. Call	1,023,562
AAA	1,100	4.65%, 2/01/11, FSA	No Opt. Call	1,131,878
				2,155,440
		Texas—15.8%
AAA	1,090	Addison GO, 3.375%, 2/15/11, FGIC	No Opt. Call	1,052,602
		Bexar Met. Wtr. Dist. Wtr. Wks. Sys. RB,
AAA	1,085	3.70%, 5/01/10, FSA	No Opt. Call	1,075,051
AAA	1,090	3.80%, 5/01/11, FSA	No Opt. Call	1,080,016
AAA	2,000	Dallas Rapid Transit RB, 4.30%, 12/01/10, AMBAC	No Opt. Call	2,026,360
		Harris Cnty. GO,
AAA	1,500	Ser. A, 5.00%, 10/01/10, FSA	No Opt. Call	1,556,640
AAA	330[3]	Ser. B, Zero Coupon, 8/15/08, FGIC	ETM	304,003
AAA	2,255	Ser. B, Zero Coupon, 8/15/08, FGIC	No Opt. Call	2,070,067
AAA	2,490	Houston Area Wtr. Corp. RB, Northeast Wtr. Purification Proj., 4.50%, 3/01/11, FGIC	No Opt. Call	2,542,265
		Houston GO,
AAA	5,000	Ser. A, 5.00%, 3/01/11, MBIA	No Opt. Call	5,216,600
AAA	2,000	Ser. A1, 5.00%, 3/01/11, MBIA	No Opt. Call	2,086,640
AAA	10,440	Houston Wtr. & Swr. Sys. RB, Ser. C, Zero Coupon, 12/01/10, AMBAC	No Opt. Call	8,690,360
AAA	5,550	Katy Indpt. Sch. Dist. GO, Ser. A, Zero Coupon, 2/15/11, PSF	No Opt. Call	4,566,040
AAA	4,000	Mun. Pwr. Agcy. RB, 5.50%, 9/01/10, MBIA	No Opt. Call	4,233,520
AAA	2,245	Pub. Fin. Auth. RB, 4.00%, 2/01/11, FGIC	No Opt. Call	2,244,955
AAA	1,250	Texas Tech Univ. RB, Ser. 9, 5.00%, 2/15/11, AMBAC	No Opt. Call	1,302,075
AAA	1,500	Univ. of Houston RB, Ser. A, 4.00%, 2/15/10, FSA	No Opt. Call	1,502,955
				41,550,149
		Utah—2.4%
AAA	3,470	Intermountain Pwr. Agcy. Sply. RB, Ser. A, 5.25%, 7/01/11, MBIA	07/09 @ 101	3,625,734
AAA	3,175	Salt Lake Cnty. Wtr. Conservancy Dist. RB, Ser. A, Zero Coupon, 10/01/10, AMBAC	No Opt. Call	2,654,681
				6,280,415
		Washington—13.0%
AAA	7,345	Benton Cnty. Sch. Dist. No. 17 GO, Kennewick Sch. Proj., 4.50%, 12/01/10, FSA	No Opt. Call	7,500,567
AAA	1,000	Chelan Cnty. Sch. Dist. GO, 4.50%, 12/01/10, FSA	No Opt. Call	1,021,180
AAA	3,000	Clark Cnty. Pub. Util. Dist. No. 1 Elec. RB, 4.50%, 1/01/11, AMBAC	No Opt. Call	3,061,020
AAA	2,040	Clark Cnty. Sch. Dist. No. 114 GO, Evergreen Proj., 4.125%, 12/01/10, FSA	No Opt. Call	2,052,587
		Pub. Pwr. Sply. Sys. RB,
AAA	1,300	Ser. B, Zero Coupon, 7/01/10, MBIA	No Opt. Call	1,101,074
AAA	3,745	Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10, MBIA	No Opt. Call	3,171,940
AAA	9,160[3]	Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10, MBIA	ETM	7,773,543
AAA	1,010	Tacoma GO, 4.625%, 12/01/10, FGIC	No Opt. Call	1,036,452
AAA	5,000[4]	Washington GO, Ser. A, 5.50%, 7/01/09, MBIA	N/A	5,224,850
AAA	2,280	Whatcom Cnty. Sch. Dist. No. 503 GO, 4.50%, 12/01/10, FSA	No Opt. Call	2,328,290
				34,271,503

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		West Virginia—3.6%
		Econ. Dev. Auth. RB, Correctional Juvenile & Pub.,
AAA	$ 4,420	Ser. A, 4.50%, 6/01/11, MBIA	No Opt. Call	$ 4,515,384
AAA	3,705	Ser. A, 4.50%, 6/01/10, MBIA	No Opt. Call	3,776,581
AAA	1,170	Sch. Bldg. Auth. RB, 4.00%, 7/01/11, AMBAC	No Opt. Call	1,169,473
				9,461,438
		Wisconsin—5.9%
AAA	1,045	Appleton Wtr. Wks. RB, 4.375%, 1/01/11, FGIC	No Opt. Call	1,060,947
		Clean Wtr. RB,
AAA	4,640	Ser. 2, 4.00%, 6/01/10, MBIA	No Opt. Call	4,646,496
AAA	9,850	Ser. 2, 4.00%, 6/01/11, MBIA	No Opt. Call	9,845,370
				15,552,813
		Wyoming—2.2%
		Albany Cnty. Impvts. Statutory Trust, COP,
AAA	1,325	4.00%, 1/15/10, MBIA	No Opt. Call	1,327,584
AAA	1,450	4.00%, 7/15/10, MBIA	No Opt. Call	1,452,132
AAA	1,480	4.00%, 1/15/11, MBIA	No Opt. Call	1,479,985
AAA	1,510	4.00%, 7/15/11, MBIA	No Opt. Call	1,509,305
				5,769,006
		Total Long-Term Investments (cost $332,261,443)		340,224,811
		SHORT-TERM INVESTMENTS—33.5%
		California—1.0%
A-1+	2,495[5]	Infrastructure & Econ. Dev. Bank RB, 3.95%, 7/05/06, AMBAC, FRWD	N/A	2,495,000
		District of Columbia—0.8%
SP-1+	2,000[5]	District of Columbia GO, 3.95%, 7/05/06, FSA, FRWD	N/A	2,000,000
		Idaho—0.8%
A-1+	2,165[5]	Hlth. Facs. Auth. RB, 3.98%, 7/03/06, FSA, FRDD	N/A	2,165,000
		Illinois—0.9%
SP-1+	2,480[5]	St. Toll Hwy. Auth. RB, 3.98%, 7/05/06, MBIA, FRWD	N/A	2,480,000
		Kentucky—0.2%
F1+	575[5]	Breckinridge Cnty. Lease RB, 4.00%, 7/05/06, FRWD	N/A	575,000
		Louisiana—1.1%
A-1+	3,000[5]	East Baton Rouge Parish PCRB, Exxon Proj., 3.97%, 7/03/06, FRDD	N/A	3,000,000
		Maryland—1.4%
A-1+	3,668[5]	Hlth. & Higher Edl. Fac. Auth. RB, 3.98%, 7/06/06, FRWD	N/A	3,668,000
		Massachusetts—7.2%
		Hlth. & Edl. Fac. Auth. RB, Harvard Univ. Proj.,
A-1+	5,000[5]	Ser. BB, 3.92%, 7/06/06, FRWD	N/A	5,000,000
A-1+	12,350[5]	Ser. GG-1, 3.92%, 7/06/06, FRWD	N/A	12,350,000
A-1+	1,600[5]	Ser. R, 3.90%, 7/03/06, FRDD	N/A	1,600,000
				18,950,000
		Missouri—3.0%
A-1+	7,900[5]	St. Hlth. & Edl. Fac. RB, Med. Research Facs. Stowers Inst. Proj., 3.98%, 7/06/06, MBIA, FRWD	N/A	7,900,000
		New Jersey—1.3%
A-1+	3,280[5]	Sports & Expo. Auth. RB, Ser. B2, 3.90%, 7/05/06, MBIA, FRWD	N/A	3,280,000
		North Carolina—2.6%
A-1+	6,845[5]	Buncombe Cnty. Met. Swr. Dist. Swr. Sys. RB, 3.97%, 7/06/06, XLCA, FRWD	N/A	6,845,000
		Ohio—7.2%
VMIG1	10,000[5]	Columbus Regl. Arpt. Auth. RB, Ser. A, 3.99%, 7/06/06, FRWD	N/A	10,000,000
VMIG1	8,900[5]	Hamilton Cnty. Hosp. Facs. RB, Ser. A, 3.97%, 7/05/06, FRWD	N/A	8,900,000
				18,900,000
		Pennsylvania—1.8%
A-1+	1,500[5]	Emmaus Gen. Auth. RB, 3.98%, 7/05/06, FSA, FRWD	N/A	1,500,000
A-1+	2,000[5]	Erie Wtr. Auth. RB, 3.98%, 7/06/06, FSA, FRWD	N/A	2,000,000
A-1+	1,100[5]	Harrisburg Auth. Sch. RB, Adj. Harrisburg Proj., 3.97%, 7/06/06, AMBAC, FRWD	N/A	1,100,000
VMIG1	105[5]	Higher Ed. Facs. Auth. RB, St. Sys. Higher Ed. Proj., Ser. A, 3.96%, 7/06/06, MBIA, FRWD	N/A	105,000
				4,705,000

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Puerto Rico—0.4%
A-1	$ 1,000[5]	Gov’t. Dev. Bank RB, 3.87%, 7/05/06, MBIA, FRWD	$ 1,000,000
		Tennessee—2.5%
VMIG1	6,620[5]	Clarksville Pub. Bldg. Auth. RB, 4.05%, 7/03/06, FRDD	6,620,000

	Shares
	(000)
		Money Market Fund—1.3%
NR	3,500	AIM Tax Free Investment Co. Cash Reserve Portfolio	3,500,000
		Total Short-Term Investments (cost $88,083,000)	88,083,000
		Total Investments—162.9% (cost $420,344,4436)	$ 428,307,811
		Other assets in excess of liabilities—2.0%	5,193,993
		Preferred shares at redemption value, including dividends payable—(64.9)%	(170,595,847)
		Net Assets Applicable to Common Shareholders—100%	$ 262,905,957

1 Using the higher of S&P, Moody or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is collateralized by municipal or U.S. Treasury obligations.

4 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2006.

6 Cost for Federal income tax purposes is $420,043,127. The net unrealized appreciation on a tax basis is $8,264,684, consisting of $9,267,880 gross unrealized appreciation and $1,003,196 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 84.2% of the Trust’s managed assets:

AMBAC	—	13.9%
FGIC	—	16.4%
FSA	—	17.7%
MBIA	—	32.7%
PSF	—	1.1%
XLCA	—	1.6%
Other	—	0.8%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	PCRB	—	Pollution Control Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	ST	—	Special Tax
FRWD	—	Floating Rate Weekly Demand	XLCA	—	XL Capital Assurance
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2006

BlackRock Municipal 2018 Term Trust (BPK)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—151.0%
			Alabama—2.5%
A2	$ 5,845		Huntsville Hlth. Care Auth. RB, Ser. A, 5.625%, 6/01/22	06/12 @ 101	$ 6,125,209
			California—7.0%
A	1,750		Agua Caliente Band of Cahuilla Indians RB, 5.60%, 7/01/13	No Opt. Call	1,797,040
AAA	5,425		Clovis Unified Sch. Dist. Cap. Apprec. Election 2004 GO, Ser. A, Zero Coupon, 8/01/21, FGIC	No Opt. Call	2,638,829
NR	1,235		Lincoln Cmny. Facs. Dist. 1 ST, 5.90%, 9/01/24	09/13 @ 102	1,295,058
BBB+	5,000		Poll. Ctrl. Fin. Auth. Sld. Wst. Disp. RB, Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23	No Opt. Call	5,146,400
BBB	6,500		Poll. Ctrl. Sld. RB, Wst. Mgmt. Inc. Proj., Ser. C, 5.125%, 11/01/23	11/15 @ 101	6,580,340
					17,457,667
			Colorado—4.2%
BBB	5,000		Hsg. & Fin. Auth. Sld. Wst. RB, Wst. Mgmt. Inc. Proj., 5.70%, 7/01/18	No Opt. Call	5,294,150
Baa2	5,010		Park Creek Met. Dist. RB, Sr. Ltd. Ppty. Tax Proj., 5.25%, 12/01/20	12/15 @ 101	5,135,801
					10,429,951
			Connecticut—1.6%
Baa3	3,750[3]		Mashantucket Western Pequot Tribe Spec. RB, Ser. B, 5.75%, 9/01/18	09/07 @ 102	3,877,800
			Florida—10.8%
NR	670		Baywinds Cmnty. Dev. Dist. SA, Ser. B, 4.90%, 5/01/12	No Opt. Call	666,938
Baa[5]	1,585[4]		Cap. Trust Agcy. Multi-Fam. Hsg. RB, American Oppty. Proj., Ser. A, 5.75%, 6/01/23	06/13 @ 102	1,511,662
NR	2,000		CFM Cmnty. Dev. Dist. Cap. Impvt. RB, Ser. B, 5.875%, 5/01/14	No Opt. Call	2,028,000
			Live Oak Cmnty. Dev. Dist. SA,
NR	1,860		No. 1, Ser. B, 5.00%, 11/01/09	No Opt. Call	1,847,426
NR5	90		No. 2, Ser. B, 5.30%, 5/01/08	No Opt. Call	90,079
BB+	4,515		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,008,444
NR	1,595		Pine Islands Cmnty. Dev. Dist. Util. Sys. RB, 5.30%, 11/01/10	No Opt. Call	1,572,750
NR	3,920		Stevens Plantation Cmnty. Dist. SA, Ser. B, 6.375%, 5/01/13	No Opt. Call	3,966,334
NR5	5,410		Vlg. Ctr. Cmnty. Dev. Dist. RB, Ser. B, 5.875%, 1/01/15	No Opt. Call	5,519,661
NR	3,130		Vlg. of Westport Cmnty. Dev. Dist. Cap. Impvt. RB, Ser. A, 5.40%, 5/01/20	05/13 @ 100	3,074,036
NR	1,450		Westchester Cmnty. Dev. Dist. No. 1 SA, 6.00%, 5/01/23	05/13 @ 101	1,506,768
					26,792,098
			Illinois—24.3%
NR	1,825[3]		Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,815,273
			Chicago O’Hare Intl. Arpt. RB,
AAA	5,000		Ser. A, 5.00%, 1/01/19, AMBAC	01/16 @ 100	5,167,850
AAA	8,000		Ser. A, 5.00%, 1/01/20, AMBAC	01/16 @ 100	8,243,680
AAA	5,000		Ser. A, 5.75%, 1/01/18, MBIA	01/12 @ 100	5,313,300
A2	12,500[4]	,6	Dev. Fin. Auth. Adventist Hlth. Sys. RB, Sunbelt Oblig. Proj., 5.50%, 11/15/09	N/A	13,176,375
BBB	5,980		Edl. Facs. Auth. Student Hsg. Edl. Adv. Fund RB, Univ. Ctr. Proj., 6.00%, 5/01/22	05/12 @ 101	6,383,112
Baa2	2,750		Fin. Auth. Student Hsg. RB, MJH Ed. Asst. Living Proj., Ser. A, 5.50%, 6/01/19	06/14 @ 100	2,872,045
A	5,000		Hlth. Facs. Auth. RB, Elmhurst Mem. Hlth. Care Proj., 5.50%, 1/01/22	01/13 @ 100	5,156,550
			Kane & Du Page Cntys. Sch. Dist. GO,
AAA	4,625		Ser. B, Zero Coupon, 1/01/18, FSA	01/12 @ 72.425	2,655,212
AAA	4,100		Ser. B, Zero Coupon, 1/01/19, FSA	01/12 @ 67.935	2,207,891
AAA	2,950		Ser. B, Zero Coupon, 1/01/21, FSA	01/12 @ 60.038	1,413,846
AAA	1,700		Ser. B, Zero Coupon, 1/01/22, FSA	01/12 @ 56.454	760,750
			Sports Facs. Auth. RB,
AAA	1,885		Zero Coupon, 6/15/19, AMBAC	06/15 @ 101	1,642,872
AAA	1,985		Zero Coupon, 6/15/20, AMBAC	06/15 @ 101	1,728,141
AAA	2,090		Zero Coupon, 6/15/21, AMBAC	06/15 @ 101	1,819,199
					60,356,096
			Indiana—10.6%
AA	13,970[4]		Hlth. Fac. Fin. Auth. RB, Sisters of St. Francis Proj., 5.75%, 11/01/11	N/A	15,278,430
BBB	2,500		Indianapolis Arpt. Auth. RB, FedEx Corp. Proj., 5.10%, 1/15/17	No Opt. Call	2,542,750
BBB+	4,000		Petersburg PCRB, Pwr. & Lt. Conv. Proj., 5.75%, 8/01/21	08/11 @ 102	4,214,520
NR	4,350		Vincennes Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	4,195,619
					26,231,319

See Notes to Financial Statements.

BlackRock Municipal 2018 Term Trust (BPK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Louisiana—1.3%
AAA	$ 3,145	Pub. Facs. Auth. Dept. of Pub. Safety RB, 5.875%, 6/15/14, MBIA	06/10 @ 100	$ 3,298,350
		Maryland—2.1%
NR	5,170	Frederick Cnty. ST, Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,217,771
		Michigan—3.1%
A1	5,450[4]	Hosp. Fin. Auth. RB, Henry Ford Hlth. Sys. Proj., Ser. A, 6.00%, 11/15/09	N/A	5,838,530
A	700	Pontiac Tax Increment Fin. Auth. Dev. Area 2 RB, 5.625%, 6/01/22, ACA	06/12 @ 101	732,718
A	1,000	Pontiac Tax Increment Fin. Auth. Dev. Area 3 RB, 5.375%, 6/01/17, ACA	06/12 @ 101	1,038,160
				7,609,408
		Mississippi—4.2%
BBB	9,000	Lowndes Cnty. Sld. Wst. Disp. PCRB, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	10,480,590
		Multi-State—10.3%
A3	14,000[3]	Charter Mac Equity Issuer Trust, Ser. A-3, 6.80%, 10/01/52	No Opt. Call	15,575,840
		Munimae TE Bond Subsidiary LLC,
Baa1	6,000[3]	Ser. B2, 5.20%, 6/30/49	09/14 @ 100	6,039,420
Baa3	4,000[3]	Ser. D, 5.90%, 11/29/49	09/15 @ 101	3,971,520
				25,586,780
		Nevada—3.0%
BBB+	5,000	Dept. of Bus. & Ind. Republic Svc. RB, 5.625%, 12/01/26	No Opt. Call	5,259,150
NR	1,000	Henderson Local Impvt. Dist. No. T18 SA, 5.15%, 9/01/21	09/06 @ 103	988,100
NR	1,100	Las Vegas Spec. Imp. Dist. 809, RB, Summerlin Area Proj., 5.35%, 6/01/17	12/06 @ 103	1,104,455
				7,351,705
		New Hampshire—6.3%
		Bus. Fin. Auth. PCRB, Pub. Svc. Co. Proj.,
AAA	6,000	Ser. B, 4.75%, 5/01/21, MBIA	06/13 @ 102	5,942,940
AAA	7,000	Ser. C, 5.45%, 5/01/21, MBIA	05/12 @ 101	7,483,420
A+	2,025	Hlth. & Ed. Facs. Auth. RB, Exeter Hosp. Proj., 6.00%, 10/01/24	10/11 @ 101	2,188,053
				15,614,413
		New Jersey—12.7%
		Econ. Dev. Auth.,
BBB	8,500	RB, Cigarette Tax Proj., 5.50%, 6/15/24	06/12 @ 100	8,802,430
B	4,065	RB, Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	4,183,983
B	6,750	RB, Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	7,008,120
Baa3	8,410	SA, Kapkowski Rd. Landfill Proj., 5.50%, 4/01/16	No Opt. Call	8,855,225
NR	2,500	Middlesex Cnty. Impvt. Auth. RB, Heldrich Ctr. Hotel Proj., Ser. B, 6.125%, 1/01/25	01/15 @ 100	2,519,250
				31,369,008
		New York—7.9%
AA-	7,500	City of New York GO, 5.00%, 9/01/18	09/15 @ 100	7,749,900
B	3,460	New York City Indl. Dev. Agcy. RB, American Airlines, JFK Intl. Arpt. Proj., 7.625%, 8/01/25	08/16 @ 101	3,995,989
AA-	7,500	Tobacco Settlement Fin. Corp. SA, Ser. B1, 5.50%, 6/01/20	06/13 @ 100	7,977,000
				19,722,889
		North Carolina—1.7%
A-	4,000	Wake Cnty. Ind. Facs. PCRB, Carolina Pwr. & Lt. Co. Proj., 5.375%, 2/01/17	02/12 @ 101	4,169,680
		Ohio—0.2%
NR	500	Pinnacle Cmnty. Infrastructure Fin. Auth. Facs. RB, Ser. A, 6.00%, 12/01/22	12/14 @ 101	512,450
		Oklahoma—1.2%
B	2,700	Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35	No Opt. Call	2,978,802
		Pennsylvania—7.4%
NR	2,000	Montgomery Cnty. Indl. Dev. Auth. RB, Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	2,097,360
		Philadelphia Auth. for Ind. Dev. RB,
AAA	5,000	Ser. B, 5.50%, 10/01/18, FSA	10/11 @ 101	5,337,700
AAA	5,000	Ser. B, 5.50%, 10/01/19, FSA	10/11 @ 101	5,332,850
		West Cornwall Twnshp. Mun. Auth. Coll. RB, Elizabethtown Coll. Proj.,
BBB+	2,500[4]	5.90%, 12/15/11	N/A	2,648,650
BBB+	2,650[4]	6.00%, 12/15/11	N/A	2,828,027
				18,244,587

See Notes to Financial Statements.

BlackRock Municipal 2018 Term Trust (BPK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		South Carolina—2.1%
BBB+	$ 5,000	Jobs Econ. Dev. Auth. Hosp. Fac. RB, Palmetto Hlth. Alliance Proj., Ser. A, 6.125%, 8/01/23	08/13 @ 100	$ 5,297,749
		Tennessee—2.5%
AAA	12,000	Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. RB, Ser. A, Zero Coupon, 1/01/19, FSA	01/13 @ 71.667	6,114,000
		Texas—11.2%
BBB	2,000	Alliance Arpt. Auth., Inc. Spl. Fac. RB, Fedex Corp. Proj., 4.85%, 4/01/21	04/16 @ 100	1,954,560
		Birdville Indpt. Sch. Dist. GO,
AAA	1,615	Zero Coupon, 2/15/18	No Opt. Call	933,308
AAA	1,815	Zero Coupon, 2/15/19	No Opt. Call	990,700
AAA	2,625	Zero Coupon, 2/15/20	No Opt. Call	1,354,789
AAA	2,500	Zero Coupon, 2/15/21	No Opt. Call	1,220,350
BBB	10,010	Brazos River Auth. PCRB, TXU Elec. Co. Proj., Ser. C, 5.75%, 5/01/36	No Opt. Call	10,512,302
		Dallas Ft. Worth Intl. Arpt. Fac. Impvt. RB,
AAA	5,000	Ser. A, 5.875%, 11/01/17, FGIC	11/11 @ 100	5,353,400
AAA	5,000	Ser. A, 5.875%, 11/01/18, FGIC	11/11 @ 100	5,341,150
				27,660,559
		Trust Territories—1.6%
A	4,000[3]	San Manuel Entertainment Auth., 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	12/13 @ 102	3,918,160
		Washington—4.7%
		Energy Northwest Wind Proj. RB,
A-	5,000[4]	Ser. A, 6.00%, 1/01/07	N/A	5,198,200
A-	6,175[4]	Ser. B, 5.875%, 1/01/07	N/A	6,416,134
				11,614,334
		Wisconsin—6.5%
		Hlth. & Edl. Facs. Auth. RB,
AA-	4,560[4]	Foredert & Cmnty. Proj., 5.375%, 10/01/11	N/A	4,901,498
AA-	440	Foredert & Cmnty. Proj., 5.375%, 10/01/21	10/11 @ 101	455,378
A	10,000	Wheaton Franciscan Svcs. Proj., 6.25%, 8/15/22	02/12 @ 101	10,827,700
				16,184,576
		Total Long-Term Investments (cost $357,251,494)		374,215,951
		SHORT-TERM INVESTMENTS—3.0%
		New York—1.2%
A-1+	3,000[7]	Triborough Brdg. & Tunl. Auth. RB, 3.93%, 7/06/06, FRWD	N/A	3,000,000
		Tennessee—1.1%
VMIG1	2,700[7]	Montgomery Cnty. Pub. Bldg. Auth. RB, 4.05%, 7/03/06, FRDD	N/A	2,700,000

See Notes to Financial Statements.

BlackRock Municipal 2018 Term Trust (BPK) (continued)

Shares
(000)	Description	Value

	Money Market Fund—0.7%
1,750	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 1,750,000
	Total Short-Term Investments (cost $7,450,000)	7,450,000
	Total Investments—154.0% (cost $364,701,4948)	$ 381,665,951
	Other assets in excess of liabilities—1.5%	3,824,601
	Preferred shares at redemption value, including dividends payable—(55.5)%	(137,621,962)
	Net Assets Applicable to Common Shareholders—100%	$ 247,868,590

1 Using the higher of S&P, Moody or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2006, the Trust held 14.2% of its net assets, with a current market value of $35,198,013, in securities restricted as to resale.

4 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5 Security is deemed to be of investment grade quality by the investment advisor.

6 Security pledged as collateral.

7 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2006.

8 Cost for Federal income tax purposes is $364,605,064. The net unrealized appreciation on a tax basis is $17,060,887, consisting of $18,106,460 gross unrealized appreciation and $1,045,573 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Assoc.
AMBAC	—	American Municipal Bond Assurance Corp.	PCRB	—	Pollution Control Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	SA	—	Special Assessment
FRWD	—	Floating Rate Weekly Demand	ST	—	Special Tax
FSA	—	Financial Security Assurance	TA	—	Tax Allocation
GO	—	General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2006

BlackRock Municipal 2020 Term Trust (BKK)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—148.9%
		California—22.9%
A+	$ 12,000	California, GO, 5.00%, 11/01/22	11/13 @ 100	$ 12,272,160
		Foothill/Eastern Corridor Agcy. Toll Rd. Cap. Apprec. RB,
BBB	12,500	Zero Coupon, 1/15/21	01/10 @ 53.346	5,324,625
BBB	10,000	Zero Coupon, 1/15/22	01/10 @ 50.177	4,007,600
		Golden St. Tobacco Sec. Corp. RB,
BBB	3,000	Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	3,333,150
BBB	12,010	Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	13,431,383
BBB	975	Ser. A-3, 7.875%, 6/01/42	06/13 @ 100	1,167,114
BBB	1,470	Ser. A-5, 7.875%, 6/01/42	06/13 @ 100	1,759,649
AAA	20,000[3]	Ser. B, 5.375%, 6/01/10	N/A	21,050,200
AAA	6,865	Riverside Cnty. RB, Riverside Cnty. Hosp. Proj., Zero Coupon, 6/01/25, MBIA	No Opt. Call	2,620,645
A+	5,000	Statewide Cmntys. Dev. Auth. RB, John Muir Hlth. Proj., Ser. A, 5.00%, 8/15/22	08/16 @ 100	5,099,200
				70,065,726
		Colorado—1.7%
AAA	4,500	E-470 Pub. Hwy. Auth. Cap. Apprec. RB, Ser. B, Zero Coupon, 9/01/22, MBIA	No Opt. Call	2,036,205
Baa2	3,000	Park Creek Met. Dist. RB, 5.25%, 12/01/25	12/15 @ 101	3,033,480
				5,069,685
		District of Columbia—5.2%
		District of Columbia RB, Friendship Pub. Charter Sch., Inc. Proj.,
A	3,320	5.00%, 6/01/23, ACA	06/14 @ 100	3,267,743
A	2,680	5.75%, 6/01/18, ACA	06/14 @ 100	2,833,028
AAA	5,000[4]	Met. Washington Arpts. Auth. Arpt. Sys. RB, Ser. C-2, 5.00%, 10/01/24, FSA	10/14 @ 100	5,094,250
BBB	4,215	Tobacco Settlement Fin. Corp. RB, 6.50%, 5/15/33	No Opt. Call	4,739,430
				15,934,451
		Florida—15.0%
NR	830	Baywinds Cmnty. Dev. Dist. SA, Ser. B, 4.90%, 5/01/12	No Opt. Call	826,207
NR	4,690	Bellago Edl. Facs. Benefit Dist. SA, Ser. A, 5.85%, 5/01/22	05/14 @ 100	4,745,342
Baa2	1,500	Cap. Trust Agcy. Multi-Fam. Hsg. RB, American Oppty. Proj., Ser. A, 5.75%, 6/01/23	06/13 @ 102	1,430,595
NR	3,000	CFM Cmnty. Dev. Dist. Cap. Impvt. RB, Ser. B, 5.875%, 5/01/14	No Opt. Call	3,042,000
NR	4,320	Grand Hampton Cmnty. Dev. Dist. Cap. Impvt. RB, 6.10%, 5/01/24	05/13 @ 101	4,438,541
NR	4,025	Habitat Cmnty. Dev. Dist. SA, 5.80%, 5/01/25	05/14 @ 101	4,106,546
BB+	5,475	Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	6,073,363
NR	4,525	Middle Vlg. Cmnty. Dev. Dist. SA, Ser. A, 5.80%, 5/01/22	05/13 @ 100	4,607,626
NR	1,000	Pine Islands Cmnty. Dev. Dist. Util. Sys. RB, 5.30%, 11/01/10	No Opt. Call	986,050
NR	6,080	Stevens Plantation Cmnty. Dist. SA, Ser. B, 6.375%, 5/01/13	No Opt. Call	6,151,866
NR	3,480	Vlg. Cmnty. Dev. Dist. Assmt. No. 5 SA, Ser. A, 6.00%, 5/01/22	05/13 @ 101	3,600,478
NR	5,810	Westchester Cmnty. Dev. Dist. No. 1 SA, 6.00%, 5/01/23	05/13 @ 101	6,037,461
				46,046,075
		Georgia—1.6%
BBB	2,500	Milledgeville Baldwin Cnty. Dev. Auth. RB, Georgia Coll. & St. Univ. Fndtn. Proj., 5.50%, 9/01/24	09/14 @ 101	2,599,975
BBB	2,350	Richmond Cnty. Dev. Auth. Env. Impvt. RB, 5.75%, 11/01/27	11/13 @ 100	2,400,407
				5,000,382
		Illinois—12.4%
NR	2,155[5]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,143,514
		Chicago O’Hare Intl. Arpt. RB,
AAA	5,000	Ser. A, 5.00%, 1/01/21, AMBAC	01/16 @ 100	5,144,550
AAA	7,000	Ser. A, 5.00%, 1/01/22, AMBAC	01/16 @ 100	7,191,590
A-	5,000	Dev. Fin. Auth. RB, DePaul Univ. Proj., Ser. C, 5.25%, 10/01/24	10/14 @ 100	5,189,100
AA+	4,800	Edl. Fac. Auth. RB, Northwestern Univ. Proj., 5.00%, 12/01/21	12/13 @ 100	4,943,376
		Fin. Auth. Student Hsg. RB, MJH Ed. Asst. Living Proj.,
Baa2	2,725	Ser. A, 5.00%, 6/01/24	06/14 @ 100	2,721,594
Baa2	3,250	Ser. A, 5.50%, 6/01/19	06/14 @ 100	3,394,235
Baa3	1,075	Ser. B, 5.00%, 6/01/24	06/14 @ 100	1,062,229
AAA	13,455	Met. Pier & Expo. Auth. Ded. RB, McCormick Place Expansion Proj., Ser. A, Zero Coupon,
		6/15/22, MBIA	No Opt. Call	6,257,920
				38,048,108

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Indiana—4.9%
BBB	$ 10,000	Indianapolis Arpt. Auth. RB, FedEx Corp. Proj., 5.10%, 1/15/17	No Opt. Call	$ 10,171,000
NR	5,140	Vincennes Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	4,957,581
				15,128,581
		Kansas—1.0%
AAA	6,440	Wyandotte Cnty. Unified Gov’t. SO RB, Intl. Speedway Proj., Zero Coupon,
		12/01/20, MBIA	No Opt. Call	3,175,500
		Kentucky—1.3%
BBB	3,750	Maysville Sld. Wst. Disp. RB, Inland Container Corp. Proj., 6.90%, 9/01/22	09/13 @ 102	4,081,837
		Louisiana—0.7%
BBB	2,000	De Soto Parish Env. Impvt. RB, Ser. A, 5.85%, 11/01/27	11/13 @ 100	2,054,860
		Maryland—5.6%
		Frederick Cnty. ST, Urbana Cmnty. Dev. Auth. Proj.,
NR	3,000	6.625%, 7/01/25	07/07 @ 102	3,090,270
NR	5,171	Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,218,780
BBB+	8,500	Hlth. & Higher Edl. Facs. RB, Medstar Hlth. Proj., 5.375%, 8/15/24	08/14 @ 100	8,795,800
				17,104,850
		Massachusetts—1.5%
BBB	4,500	Dev. Fin. Agcy. Sld. Wst. Disp. RB, Wst. Mgmt., Inc. Proj., 5.45%, 6/01/14	No Opt. Call	4,693,275
		Minnesota—0.4%
A2	1,250	Higher Ed. Facs. Auth. RB, Univ. of St. Thomas Proj., Ser. 5, 5.00%, 10/01/24	10/14 @ 100	1,276,988
		Mississippi—1.0%
BBB	3,000	Warren Cnty. Env. Impvt. RB, Intl. Paper Proj., Ser. A, 5.85%, 11/01/27	11/13 @ 100	3,082,290
		Missouri—3.5%
BBB+	5,000	Dev. Fin. Brd. RB, Branson Landing Proj., Ser. A, 5.50%, 12/01/24	06/14 @ 100	5,161,300
AA	5,500	Hlth. & Ed. Fac. RB, BJC Hlth. Sys. Proj., Ser. A, 5.00%, 5/15/20	05/15 @ 100	5,646,190
				10,807,490
		Multi-State—7.3%
		Charter Mac Equity Issuer Trust,
A3	1,000[5]	Ser. A, 5.75%, 4/30/15	No Opt. Call	1,048,510
A3	2,500[5]	Ser. A, 6.00%, 4/30/19	No Opt. Call	2,670,700
Baa1	4,000[5]	Ser. B, 6.00%, 4/30/15	No Opt. Call	4,115,360
Baa1	2,500[5]	Ser. B, 6.30%, 4/30/19	No Opt. Call	2,609,375
		Munimae TE Bond Subsidiary, LLC,
Baa2	5,000[5]	Ser. C1, 5.80%, 6/30/49	09/14 @ 100	4,963,550
Baa2	5,000[5]	Ser. C2, 5.80%, 6/30/49	09/19 @ 100	4,895,650
Baa3	2,000[5]	Ser. D, 5.90%, 9/15/49	09/15 @ 101	1,985,760
				22,288,905
		Nevada—0.6%
NR	1,765	Henderson Local Impvt. Dist. No. T18 SA, 5.15%, 9/01/21	09/06 @ 103	1,743,997
		New Hampshire—4.9%
AAA	10,000	Bus. Fin. Auth. PCRB, Pub. Svc. Co. Proj., Ser. B, 4.75%, 5/01/21, MBIA	06/13 @ 102	9,904,900
A-	5,000	Hlth. & Edu. Fac. RB, Elliot Hosp. Proj., Ser. B, 5.60%, 10/01/22	10/13 @ 100	5,201,400
				15,106,300
		New Jersey—11.8%
		Econ. Dev. Auth. RB,
Baa3	7,500	Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31	No Opt. Call	8,511,075
BBB	11,500	Cigarette Tax Proj., 5.50%, 6/15/24	06/12 @ 100	11,909,170
B	5,000	Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	5,146,350
B	1,500	Continental Airlines, Inc. Proj., 9.00%, 6/01/33	06/13 @ 101	1,708,065
BBB-	1,000	First Mtg. Winchester Proj., Ser. A, 4.80%, 11/01/13	No Opt. Call	992,560
Baa1	4,000	Hlth. Care Fac. Fin. Auth. RB, Cap. Hlth. Sys. Oblig. Grp. Proj., Ser. A, 5.75%, 7/01/23	07/13 @ 100	4,211,160
		Middlesex Cnty. Impvt. Auth. RB,
NR	2,500	Heldrich Ctr. Hotel Proj., Ser. B, 6.125%, 1/01/25	01/15 @ 100	2,519,250
Baa1	1,000	Str. Student Hsg. Proj., Ser. A, 5.00%, 8/15/23	08/14 @ 100	1,001,420
				35,999,050

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		New York—8.5%
		New York City Indl. Dev. Agcy. RB American Airlines,
B	$ 5,635	JFK Intl. Arpt. Proj., 7.625%, 8/01/25	08/16 @ 101	$ 6,507,918
B	5,000	JFK Intl. Arpt. Proj., 7.75%, 8/01/31	08/16 @ 101	5,780,200
AAA	8,500	St. Energy Research & Dev. RB, Brooklyn Union Gas/Keyspan Proj.,
		Ser. A, 4.70%, 2/01/24, FGIC	02/16 @ 100	8,310,790
AA-	5,000	Tobacco Settlement Fin. Corp. SA, Ser. B1, 5.50%, 6/01/20	06/13 @ 100	5,318,000
				25,916,908
		Ohio—5.0%
		Cuyahoga Cnty. RB, Cleveland Clinic Hlth. Sys. Proj.,
Aa3	3,000	6.00%, 1/01/19	07/13 @ 100	3,269,040
Aa3	10,000	6.00%, 1/01/20	07/13 @ 100	10,871,900
NR	1,100	Pinnacle Cmnty. Infrastructure Fin. Auth. Facs. RB, Ser. A, 6.00%, 12/01/22	12/14 @ 101	1,127,390
				15,268,330
		Oklahoma—1.2%
B	3,350	Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35	No Opt. Call	3,695,921
		Pennsylvania—6.2%
BBB+	6,680	Higher Edl. Fac. RB, La Salle Univ. Proj., 5.50%, 5/01/26	05/13 @ 100	6,932,972
A+	10,000	Lancaster Cnty. Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 3/15/20	09/13 @ 100	10,684,000
NR	1,275	Montgomery Cnty. Indl. Dev. Auth. RB, Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	1,337,067
				18,954,039
		Puerto Rico—3.6%
A3	10,900	Elec. Pwr. Auth. RB, Ser. NN, 5.125%, 7/01/24	07/13 @ 100	11,108,081
		Rhode Island—1.5%
Baa2	4,500[3]	Hlth. & Edl. Bldg. Corp. Hosp. Fin. RB, Ser. A, 5.875%, 9/15/08	N/A	4,686,570
		Texas—5.8%
BBB	1,100	Brazos River Auth. PCRB, TXU Energy Co. LLC Proj., Ser. A, 6.75%, 4/01/38	No Opt. Call	1,224,047
BBB-	3,500	Port Corpus Christi Indl. Dev. Corp. RB, Valero Proj., Ser. C, 5.40%, 4/01/18	04/08 @ 102	3,628,520
		Tpke. Auth. RB, Central Texas Tpke. Sys. Proj.,
AAA	7,990	Ser. A, Zero Coupon, 8/15/21, AMBAC	No Opt. Call	3,833,762
AAA	8,450	Ser. A, Zero Coupon, 8/15/24, AMBAC	No Opt. Call	3,443,037
		Weatherford Indpt. Sch. Dist. GO,
AAA	6,945	Zero Coupon, 2/15/23, PSF	02/11 @ 50.236	2,826,684
AAA	6,945	Zero Coupon, 2/15/24, PSF	02/11 @ 47.435	2,666,672
				17,622,722
		Trust Territories—1.3%
A	4,000[5]	San Manuel Entertainment Auth., 2004 Gaming Proj., Ser.C, 4.50%, 12/01/16	12/13 @ 102	3,918,160
		U.S. Virgin Islands—0.3%
BBB	1,000	Pub. Fin. Auth. RB, Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/17	10/14 @ 100	1,035,060
		Virginia—7.6%
NR	5,000	Celebrate North Cmnty. Dev. Auth. SA, Ser. B, 6.60%, 3/01/25	03/14 @ 102	5,200,700
BBB	10,000	Charles City Cnty. Econ. Dev. Auth. Sld. Wst. Disp. RB, 5.125%, 8/01/27	06/06 @ 100	10,035,100
Baa1	7,500	Mecklenburg Cnty. Ind. Dev. Auth. RB, Exempt FAC-UAE LP Proj., 6.50%, 10/15/17	10/12 @ 100	8,111,400
				23,347,200
		Washington—2.5%
		Washington, GO,
AAA	10,000	Ser. S-5, Zero Coupon, 1/01/19, FGIC	No Opt. Call	5,530,800
AAA	4,630	Mtr. Veh. Proj., Ser. F, Zero Coupon, 12/01/21, MBIA	No Opt. Call	2,183,462
				7,714,262
		Wisconsin—2.1%
		Hlth. & Ed. Fac. Auth. RB, Wheaton Franciscan Svcs. Proj.,
A	2,880	5.50%, 8/15/17	08/13 @ 100	3,017,722
A	3,190	5.50%, 8/15/18	08/13 @ 100	3,324,937
				6,342,659
		Total Long-Term Investments (cost $439,434,967)		456,318,262

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		SHORT-TERM INVESTMENTS—7.3%
		Delaware—4.2%
A-1+	$ 13,000[6]	St. Econ. Dev. Auth. RB, Hosp. Billing Proj., Ser. B, 3.98%, 7/05/06, FRWD	$ 13,000,000
		New York—1.4%
		Triborough Brdg. & Tunl. Auth. RB,
A-1+	3,900[6]	3.93%, 7/06/06, FRWD	3,900,000
A-1+	300[6]	3.94%, 7/06/06, FRWD	300,000
			4,200,000
		North Dakota—0.1%
VMIG1	300[6]	Grand Forks Hosp. Fac. RB, United Hosp. Oblig. Grp. Proj., 4.07%, 7/03/06, FRDD	300,000
		Tennessee—1.6%
VMIG1	4,800[6]	Montgomery Cnty. Pub. Bldg. Auth. RB, 4.05%, 7/03/06, FRDD	4,800,000

	Shares
	(000)
		Money Market Fund—0.0%
NR	100	AIM Tax Free Investment Co. Cash Reserve Portfolio	100,000
		Total Short-Term Investments (cost $22,400,000)	22,400,000
		Total Investments—156.2% (cost $461,834,9677)	$ 478,718,262
		Other assets in excess of liabilities—1.8%	5,433,085
		Preferred shares at redemption value, including dividends payable—(58.0)%	(177,667,551)
		Net Assets Applicable to Common Shareholders—100%	$ 306,483,796

1 Using the higher of S&P, Moody or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4 Security pledged as collateral.

5 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2006, the Trust held 9.3% of its net assets, with a current market value of $28,350,579, in securities restricted as to resale.

6 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2006.

7 Cost for Federal income tax purposes is $461,810,384. The net unrealized appreciation on a tax basis is $16,907,878, consisting of $18,146,103 gross unrealized appreciation and $1,238,225 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	PCRB	—	Pollution Control Revenue Bond
AMBAC	—	American Municipal Bond Assurance Corp.	PSF	—	Public School Fund Guaranteed
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	SA	—	Special Assessment
FRWD	—	Floating Rate Weekly Demand	SO	—	Special Obligation
FSA	—	Financial Security Assurance	ST	—	Special Tax
GO	—	General Obligation	TA	—	Tax Allocation
MBIA	—	Municipal Bond Insurance Assoc.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2006

BlackRock Municipal Target Term Trust (BMN)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—50.5%
		Arkansas—1.1%
AAA	$ 5,000	Univ. of Arkansas Athl. Fac. RB, Razorback Stadium Proj., 3.55%, 12/01/21, FSA	No Opt. Call	$ 4,995,600
		California—1.3%
AAA	6,000	California GO, 6.30%, 9/01/06, AMBAC	No Opt. Call	6,023,400
		Colorado—2.5%
AAA	1,015	El Paso Cnty. COP, Detention Fac. Proj., Ser. B, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,007,408
AAA	9,700	Met. Football Stadium Dist. Sales Tax RB, Ser. A, Zero Coupon, 1/01/07, MBIA	No Opt. Call	9,520,453
AAA	1,100	Thornton COP, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,091,563
				11,619,424
		Florida—1.0%
AAA	910[3]	Orange Cnty. Tourist Dev. RB, Ser. A, 6.375%, 10/01/06, AMBAC	ETM	915,679
AAA	2,000	Sarasota Wtr. & Swr. Sys. RB, 4.25%, 10/01/06, MBIA	No Opt. Call	2,002,200
AAA	1,865	Tampa Wtr. & Swr. RB, 5.50%, 10/01/06, FSA	No Opt. Call	1,872,441
				4,790,320
		Hawaii—2.0%
		Hawaii GO,
AAA	5,675	Ser. CP, 5.50%, 10/01/06, FGIC	No Opt. Call	5,697,359
AAA	1,265	Ser. CW, 3.60%, 8/01/06, FGIC	No Opt. Call	1,264,671
AAA	2,275	Honolulu City & Cnty. GO, Ser. A, 4.00%, 9/01/06, FSA	No Opt. Call	2,275,660
				9,237,690
		Illinois—3.5%
		Champain Cnty. Cmnty. No. 116 GO,
AAA	385[3]	Ser. C, Zero Coupon, 1/01/07, FGIC	ETM	377,908
AAA	680	Ser. C, Zero Coupon, 1/01/07, FGIC	No Opt. Call	667,345
AAA	15,080	Illinois GO, Ser. I, 3.25%, 11/01/06, FGIC	No Opt. Call	15,042,300
				16,087,553
		Indiana—2.0%
AAA	9,000	Univ. Student Fee RB, Zero Coupon, 8/01/06, AMBAC	No Opt. Call	8,975,970
		Kentucky—1.7%
		Ppty. & Bldgs. Auth. RB, Proj. No. 69,
AAA	2,035	Ser. B, 4.00%, 8/01/06, FSA	No Opt. Call	2,035,143
AAA	5,560	Ser. C, 4.00%, 8/01/06, FSA	No Opt. Call	5,560,389
				7,595,532
		Louisiana—3.8%
AAA	7,480	MuniMae Trust RB, Ser. 7, Cl. A, 4.40%, 12/16/08	No Opt. Call	7,461,973
AAA	5,250	New Orleans GO, Zero Coupon, 9/01/06, AMBAC	No Opt. Call	5,218,605
AAA	4,565	Pub. Facs. Auth. RB, Ochsner Clinic Fndtn. Proj., Ser. A, 3.00%, 5/15/07, MBIA	No Opt. Call	4,511,772
				17,192,350
		Michigan—1.1%
AAA	4,850	Trunk Line RB, Ser. A, 4.00%, 11/01/06, FSA	No Opt. Call	4,853,249
		Minnesota—1.2%
AAA	375	Hsg. Fin. Auth. RB, Ser. D, 5.35%, 8/01/06, MBIA	07/06 @ 101	375,019
AAA	5,075	Met. Council Minneapolis-St. Paul GO, 5.25%, 12/01/06	No Opt. Call	5,106,465
				5,481,484
		Nebraska—0.8%
AAA	3,850	Douglas Cnty. Sch. Dist. No. 17 Millard GO, 3.20%, 11/15/06, FSA	No Opt. Call	3,838,027
		Nevada—0.2%
AAA	800[3]	Dept. of Bus. & Ind. RB, Las Vegas Monorail Proj., Zero Coupon, 1/01/07, AMBAC	ETM	784,552
		New Jersey—0.3%
AAA	70	Elizabeth GO, 6.60%, 8/01/06, MBIA	07/06 @ 100	70,113
AAA	1,000	Monmouth Cnty. Impvt. Auth. Gov’t. Loan RB, 2.34%, 12/01/06, FSA	No Opt. Call	991,360
AAA	375[3]	N. Jersey Dist. Wtr. Sply. RB, Wanaque So. Proj., 6.50%, 7/01/06, MBIA	ETM	375,000
				1,436,473

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		New York—3.9%
AAA	$ 8,070	Hsg. Fin. Agcy. Hsg. Proj. Mtg. RB, Ser. A, 5.50%, 11/01/06, FSA	07/06 @ 102	$ 8,081,137
		New York GO,
AAA	2,895[3]	Ser. E, 6.125%, 8/01/06, MBIA	ETM	2,899,777
AAA	7,105	Ser. E, 6.125%, 8/01/06, MBIA	No Opt. Call	7,116,652
				18,097,566
		Ohio—3.9%
		Bldg. Auth. RB,
AAA	4,585	Admin. Bldg. Fd. Proj., Ser. A, 5.00%, 10/01/06, FSA	No Opt. Call	4,598,113
AAA	10,000	Correction Facs. Proj., Ser. A, 5.00%, 10/01/06, FSA	No Opt. Call	10,028,100
AAA	2,170	Cincinnati City Sch. Dist. Sch. Impvt. GO, 4.00%, 12/01/06, MBIA	No Opt. Call	2,172,192
AAA	1,285	Milford Sch. Dist. GO, 3.25%, 12/01/06, FSA	No Opt. Call	1,281,312
				18,079,717
		Oregon—0.4%
AAA	2,020	Dept. of Admin. Svcs. COP, Ser. A, 5.00%, 11/01/06, FSA	No Opt. Call	2,027,555
		Pennsylvania—1.5%
AAA	1,000	Philadelphia GO, 4.00%, 9/15/06, FSA	No Opt. Call	1,000,390
AAA	3,620	Pittsburgh Pub. Auth. Pkg. RB, 2.75%, 12/01/06, AMBAC	No Opt. Call	3,597,882
AAA	2,375	Tpke. Comm. RB, Ser. A, 4.125%, 12/01/06, FGIC	No Opt. Call	2,378,396
				6,976,668
		Rhode Island—0.7%
AAA	3,400	Rhode Island & Providence Plantations GO, Ser. A, 4.00%, 12/01/06, FSA	No Opt. Call	3,403,162
		Texas—10.3%
AAA	6,575	Austin Wtr. & Wstwtr. Sys. RB, Ser. C, 3.75%, 11/15/06, FSA	No Opt. Call	6,573,553
AAA	8,500	Cypress-Fairbanks Indpt. Sch. Dist. GO, Zero Coupon, 8/01/06, AMBAC	No Opt. Call	8,477,305
AAA	6,355	Dallas Rapid Transit RB, 3.70%, 12/01/06, AMBAC	No Opt. Call	6,352,585
AAA	2,280	Denton Util. Sys. Mult. Util. Impvt. RB, 4.25%, 12/01/06, AMBAC	No Opt. Call	2,284,195
AAA	15,000	Mun. Pwr. Agcy. RB, Zero Coupon, 9/01/06, AMBAC	No Opt. Call	14,913,000
AAA	6,035	MuniMae Trust RB, Ser. 10, Cl. A, 4.40%, 7/25/08	No Opt. Call	6,012,912
AAA	2,465	Round Rock Indpt. Sch. Dist. GO, Ser. A, 4.25%, 8/01/06, PSF	No Opt. Call	2,465,666
				47,079,216
		Utah—1.3%
AAA	5,950	Utah GO, Ser. B, 4.50%, 7/01/06	No Opt. Call	5,950,000
		Washington—6.0%
AAA	1,325	Benton Cnty. Pub. Util. Dist. Elec. RB, 3.75%, 11/01/06, FSA	No Opt. Call	1,324,709
		King Cnty. GO,
AAA	75[3]	3.50%, 12/01/06, MBIA	ETM	74,952
AAA	2,015	3.50%, 12/01/06, MBIA	No Opt. Call	2,011,675
AAA	2,100	Kitsap Cnty. GO, Ser. B, 4.00%, 12/01/06, AMBAC	No Opt. Call	2,101,869
AAA	12,875	Pub. Pwr. Sply. RB, Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/06, MBIA	No Opt. Call	12,875,000
AAA	5,620	Snohomish Cnty. Pub. Util. Dist. Elec. RB, 4.125%, 12/01/06, FSA	No Opt. Call	5,627,587
AAA	3,360[4]	Thurston Cnty. Sch. Dist. No. 3 GO, 4.25%, 12/01/06, FSA	N/A	3,366,317
				27,382,109
		Total Long-Term Investments (cost $231,876,931)		231,907,617
		SHORT-TERM INVESTMENTS—49.4%
		Nebraska—2.2%
A-1+	10,237[5]	American Pub. Energy Agcy. Gas Sply. RB, Ser. A, 3.99%, 7/06/06, FRWD	N/A	10,237,000
		Taxable Commercial Paper—38.1%
A-1	20,000	Amsterdam Fdg. Corp., 5.07%, 7/11/06	N/A	19,971,833
F1+	20,000	Atomium Fdg. Corp., 5.07%, 7/05/06	N/A	19,988,733
F1+	2,000	Credit Suisse FB USA, Inc., 5.17%, 11/02/06	N/A	1,964,385
A-1	20,000	Fairway Fin. Ltd., 5.05%, 7/05/06	N/A	19,988,778
F1+	20,000	Nordea N.A., Inc., 5.75%, 12/01/06	N/A	19,560,550
A-1	16,777	Scaldis Capital LLC, 5.07%, 7/06/06	N/A	16,765,186
A-1+	20,000	Svenska Handlesbanken, Inc., 5.07%, 7/05/06	N/A	19,988,733
A-1	20,000	Thames Asset Global Sec., 5.06%, 7/06/06	N/A	19,985,945
A-1+	16,700	UBS Fin. DE, Inc., 5.05%, 7/07/06	N/A	16,685,944
A-1	20,000	Victory Receivable Corp., 5.09%, 7/06/06	N/A	19,985,861
				174,885,948

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

Principal
Amount
(000)	Description	Value

	U.S. Government and Agency Securities—5.9%
$ 27,200[6]	Fed. Home Loan Bank, 4.972%, 7/03/06	$ 27,192,505

Shares
(000)
	Money Market Fund—3.2%
14,450	AIM Tax Free Investment Co. Cash Reserve Portfolio	14,450,000
	Total Short-Term Investments (cost $226,765,453)	226,765,453
	Total Investments—99.9% (cost $458,642,3847)	$ 458,673,070
	Other assets in excess of liabilities—0.1%	202,804
	Net Assets Applicable to Common Shareholders—100%	$ 458,875,874

1 Using the higher of S&P, Moody or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is collateralized by municipal or U.S. Treasury obligations.

4 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2006.

6 Rate shown is the yield to maturity as of June 30, 2006.

7 Cost for Federal income tax purposes is $458,496,826. The net unrealized appreciation on a tax basis is $176,244, consisting of $392,373 gross unrealized appreciation and $216,129 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PSF	—	Public School Fund Guaranteed
FRWD	—	Floating Rate Weekly Demand	RB	—	Revenue Bond

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2006

BlackRock Strategic Municipal Trust (BSD)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—154.3%
		Alabama—9.9%
AAA	$ 320	Birmingham Wtr. Wks. & Swr. Brd. RB, Ser. A, 4.50%, 1/01/35, FSA	01/16 @ 100	$ 303,274
Baa3	3,000	Courtland Ind. Dev. Brd., PCRB, Champion Intl. Corp. Proj., Ser. A, 6.70%, 11/01/29	11/09 @ 101	3,184,140
AA	7,000	Pub. Sch. & Coll. Auth. Cap. Impvt. RB, Ser. C, 5.75%, 7/01/18	07/09 @ 101.5	7,447,090
				10,934,504
		Arizona—1.8%
AA	1,165	Salt River RB, Salt River Agricultural Impvt. & Pwr. Dist. Elec. Proj., Ser. A, 5.00%, 1/01/37	01/16 @ 100	1,190,595
		San. Luis Fac. Dev. Corp. RB, Regl. Detention Ctr. Proj.,
NR	210	6.25%, 5/01/15	05/10 @ 107	208,610
NR	210	7.00%, 5/01/20	05/10 @ 107	208,181
NR	420	7.25%, 5/01/27	05/10 @ 107	419,824
				2,027,210
		California—14.7%
		California Cnty. Tobacco RB,
BBB-	585	Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	48,660
BB	3,095	Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.9	115,970
NR	3,955	Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	99,231
AAA	5,000	California GO, 5.00%, 3/01/33	03/15 @ 100	5,066,300
AAA	4,295	Golden St. Tobacco Sec. Corp. RB, 5.00%, 6/01/45, AMBAC	06/15 @ 100	4,319,310
AA-	1,835	Univ. of California RB, Ser. B, 4.75%, 5/15/38	No Opt. Call	1,773,509
AAA	5,000	West Valley-Mission Cmnty. Coll. Dist., Election 2004 A GO, 4.75%, 8/01/30, FSA	No Opt. Call	4,922,300
				16,345,280
		Colorado—3.0%
AAA	10,000	Northwest Pkwy. Pub. Hwy. Auth. RB, Ser. B, Zero Coupon, 6/15/30, FSA	06/11 @ 31.387	2,469,300
Baa2	440	Park Creek Met. Dist. Ppty. Tax RB, 5.50%, 12/01/37	12/15 @ 101	445,957
AAA	445	Springs Co. Utils. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	449,281
				3,364,538
		Connecticut—8.7%
		Mashantucket Western Pequot Tribe Spec. RB,
Baa3	1,500[3]	Ser. A, 5.50%, 9/01/28	09/09 @ 101	1,527,120
Baa3	8,000[3]	Ser. B, 5.75%, 9/01/27	09/07 @ 102	8,168,800
				9,695,920
		Florida—14.4%
NR	1,730	Arborwood Cmnty. Dev. Dist. SA, Master Infrastructure Proj., Ser. B, 5.10%, 5/01/14	No Opt. Call	1,721,022
BBB+	1,050	Halifax Hosp. Med. Ctr. RB, Ser. A, 5.00%, 6/01/38	06/16 @ 100	1,022,196
NR	3,300	Hillsborough Cnty. Ind. Dev. Auth. RB, Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30	10/10 @ 101	3,583,338
AAA	530	JEA Wtr. & Swr. Sys. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	513,432
BB+	2,045	Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,268,498
AAA	5,265	Orange Cnty. Tourist Dev. Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	5,171,599
NR	1,630	Sumter Landing Cmnty. Dev. Dist. RB, Ser B, 5.70%, 10/01/38	10/15 @ 100	1,609,152
				15,889,237
		Illinois—10.0%
NR	850[3]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	845,469
AAA	520[4]	Chicago Brd. of Ed. Sch. Reform GO, 5.75%, 12/01/07, AMBAC	N/A	544,227
AA+	5,000	Edl. Fac. Auth. RB, Northwestern Univ. Proj., 5.00%, 12/01/33	12/13 @ 100	5,086,400
		Fin. Auth. RB,
BB+	295	Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	294,802
Baa2	375	Student Hsg., MJH Ed. Asst. Living Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	373,313
Baa3	300	Student Hsg., MJH Ed. Asst. Living Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	298,578
AAA	1,740	Mun. Elec. Pwr. Sply. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	1,628,449
AAA	1,000	O’Hare Intl. Arpt. RB, Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	1,015,890
AAA	1,000	Vlg. of Bolingbrook GO, Ser. A, 4.75%, 1/01/38, MBIA	01/15 @ 100	974,480
				11,061,608
		Indiana—1.1%
AAA	1,325	Mun. Pwr. Sply. Sys. RB, Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	1,246,480

See Notes to Financial Statements.

BlackRock Strategic Municipal Trust (BSD) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Kentucky—11.9%
AAA	$ 32,345	Econ. Dev. Fin. Sys. RB, Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/24, MBIA	No Opt. Call	$ 13,236,544
		Louisiana—4.3%
AAA	4,700	St. Gas & Fuels Tax RB, Ser. A, 5.00%, 5/01/35, FGIC	05/15 @ 100	4,773,367
		Massachusetts—1.1%
AA	1,235	St. Wtr. Res. Auth. Gen. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	1,255,489
		Michigan—3.2%
AAA	2,000[4]	Hosp. Fin. Auth. RB, Mercy Hlth. Svcs., 5.75%, 8/15/09, MBIA	N/A	2,119,540
		St. Hosp. Fin. Auth. RB, Henry Ford Hlth. Sys. Proj.,
A1	730	Ser. A, 5.00%, 11/15/38	11/16 @ 100	731,124
A1	730	Ser. A, 5.25%, 11/15/46	11/16 @ 100	742,206
				3,592,870
		Missouri—4.3%
A2	2,000[4]	Hlth. & Edl. Facs. Auth., Hlth. Facs. RB, St. Anthony’s Med. Ctr. Proj., 6.125%, 12/01/10	N/A	2,190,120
AAA	2,620	Joint Mun. Elec. Util. Comm. RB, Plum Point Proj., 4.60%, 1/01/36, MBIA	01/16 @ 100	2,537,784
				4,727,904
		Multi-State—5.8%
Baa1	2,000[3]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/10	No Opt. Call	2,212,940
A3	4,000[3]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	4,253,240
				6,466,180
		Nebraska—1.0%
AA	1,205	Omaha Pub. Pwr. Dist. Elec. Sys. RB, Ser. A, 4.75%, 2/01/44	02/14 @ 100	1,152,173
		New Jersey—0.6%
NR	645	Middlesex Cnty. Impvt. Auth. RB, Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	650,992
		New York—16.2%
NR	315	Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	291,504
AAA	840	Convention Ctr. Dev. RB, Hotel Unit Fee Secured, 5.00%, 11/15/44, AMBAC	11/15 @ 100	849,971
AA-	6,830	Liberty Dev. Corp. RB, 5.25%, 10/01/35	No Opt. Call	7,265,071
Aa1	2,500	Mtg. Agcy. Homeowner Mtg. RB, Ser. 85, 5.70%, 10/01/17	09/09 @ 100	2,597,375
B	6,000	New York City Indl. Dev. Agcy. RB, American Airlines, JFK Intl. Arpt. Proj., 7.75%, 8/01/31	08/16 @ 101	6,936,240
				17,940,161
		Ohio—5.5%
AAA	6,265	Air Qual. Dev. Auth. RB, 4.80%, 1/01/34, FGIC	07/15 @ 100	6,087,951
		Oklahoma—1.2%
B	1,225	Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35	No Opt. Call	1,351,493
		Pennsylvania—7.6%
		Econ. Dev. Fin. Auth. RB,
A3	700	Amtrak Proj., Ser. A, 6.125%, 11/01/21	05/11 @ 101	742,210
A3	1,000[5]	Amtrak Proj., Ser. A, 6.25%, 11/01/31	05/11 @ 101	1,066,050
A3	1,000	Amtrak Proj., Ser. A, 6.50%, 11/01/16	05/11 @ 101	1,078,900
NR6	1,000	Amtrak Proj., Ser. G, 5.125%, 12/01/15	No Opt. Call	972,350
BB-	3,555	Exempt Facs., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	12/09 @ 103	3,802,606
AAA	720	Washington Cnty. Auth. RB, Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29	No Opt. Call	766,375
				8,428,491
		South Carolina—2.6%
		Jobs Econ. Dev. Auth. Hosp. Facs. RB, Palmetto Hlth. Proj.,
BBB+	2,225[4]	Ser. C, 7.00%, 8/01/13	N/A	2,602,560
BBB+	275	Ser. C, 7.00%, 8/01/30	08/13 @ 100	312,837
				2,915,397
		Tennessee—1.9%
AAA	2,000	Memphis Shelby Cnty. Arpt. Auth. RB, Ser. D, 6.00%, 3/01/24, AMBAC	03/10 @ 101	2,105,820

See Notes to Financial Statements.

BlackRock Strategic Municipal Trust (BSD) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Texas—18.4%
BBB	$ 575	Alliance Arpt. Auth., Inc. Spl. Fac. RB, Fedex Corp. Proj., 4.85%, 4/01/21	04/16 @ 100	$ 561,936
AAA	4,750	Harris Cnty. Houston Sports Auth. RB, Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	793,488
AAA	5,000	Humble Indpt. Sch. Dist. Sch. Bldg. GO, Ser. B, 5.00%, 2/15/30, FGIC	02/15 @ 100	5,087,250
AAA	4,060	La Joya Indpt. Sch. Dist. GO, 5.00%, 2/15/34, PSF	02/14 @ 100	4,098,164
AAA	1,500	Lower Colorado River Auth. RB, Ser. A, 5.50%, 5/15/21, AMBAC	05/09 @ 101	1,568,550
AAA	295	Montgomery Cnty. Mun. Util. Dist. No. 46, Wtrwks & Swr. Sys. GO, 4.75%, 3/01/30, MBIA	03/14 @ 100	287,616
AAA	1,000	Pearland GO, 4.75%, 3/01/29, FGIC	03/16 @ 100	984,930
		Tpke. Auth., Central Sys. RB,
AAA	15,000	Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,625,500
AAA	2,900	Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	2,910,440
AA+	500	Wtr. Fin. Asst. GO, 5.75%, 8/01/22	08/10 @ 100	530,040
				20,447,914
		Utah—3.8%
		Intermountain Pwr. Agcy. RB,
AAA	2,675	5.75%, 7/01/19, MBIA	07/07 @ 102	2,776,035
AAA	1,325[4]	Ser. B, 5.75%, 7/01/07, MBIA	N/A	1,376,489
				4,152,524
		Washington—1.0%
AAA	1,160	Hlth. Care Facs. Auth. RB, Providence Hlth. Care Svcs. Proj., Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	1,087,825
		Wisconsin—0.3%
AAA	365	Pub. Pwr, Inc. Sys. RB, Ser. A, 5.00%, 7/01/37, AMBAC	No Opt. Call	370,541
		Total Long-Term Investments (cost $163,853,190)		171,308,413
		SHORT-TERM INVESTMENTS—1.0%
		Ohio—0.9%
A-1+	1,000[7]	St. Univ. Gen. Rcpts. RB, Ser. B, 3.90%, 7/05/06, FRWD	N/A	1,000,000
		Tennessee—0.1%
VMIG1	90[7]	Montgomery Cnty. Pub. Bldg. Auth. RB, 4.05%, 7/03/06, FRDD	N/A	90,000
		Total Short-Term Investments (cost $1,090,000)		1,090,000
		Total Investments—155.3% (cost $164,943,1908)		$ 172,398,413
		Other assets in excess of liabilities—0.6%		648,000
		Preferred shares at redemption value, including dividends payable—(55.9)%		(62,013,483)
		Net Assets Applicable to Common Shareholders—100%		$ 111,032,930

1 Using the higher of S&P, Moody or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2006, the Trust held 15.3% of its net assets, with a current market value of $17,007,569, in securities restricted as to resale.

4 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5 Security pledged as collateral.

6 Security is deemed to be of investment grade quality by the investment advisor.

7 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2006.

8 Cost for Federal income tax purposes is $164,912,212. The net unrealized appreciation on a tax basis is $7,486,201, consisting of $8,881,929 gross unrealized appreciation and $1,395,728 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	PCRB	—	Pollution Control Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	PSF	—	Public School Fund Guaranteed
FRDD	—	Floating Rate Daily Demand	RB	—	Revenue Bond
FRWD	—	Floating Rate Weekly Demand	SA	—	Special Assessment
FSA	—	Financial Security Assurance	ST	—	Special Tax
GO	—	General Obligation	TA	—	Tax Allocation
MBIA	—	Municipal Bond Insurance Assoc.	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2006

BlackRock California Insured Municipal 2008 Term Trust (BFC)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—156.9%
		California—144.4%
AAA	$ 2,635	Alameda Cnty. COP, Ser. A, 3.80%, 12/01/08, MBIA	No Opt. Call	$ 2,639,137
		Anaheim Union High Sch. Dist. GO,
AAA	1,060	Ser. A, 3.50%, 8/01/08, FSA	No Opt. Call	1,055,166
AAA	1,250	Ser. A, 4.00%, 8/01/09, FSA	No Opt. Call	1,258,238
AAA	1,000	Burbank Elec. RB, 3.50%, 6/01/09, MBIA	No Opt. Call	989,240
		California GO,
AAA	2,000	5.00%, 6/01/09, MBIA	No Opt. Call	2,063,080
AAA	3,000	5.50%, 4/01/09, MBIA	No Opt. Call	3,127,980
AAA	3,000	5.50%, 2/01/10, MBIA	No Opt. Call	3,158,400
AAA	2,000	6.25%, 9/01/08, FGIC	No Opt. Call	2,098,560
AAA	15,000	6.30%, 9/01/08, MBIA	No Opt. Call	15,754,500
AAA	2,600	Castaic Lake Wtr. Agcy. COP, Wtr. Sys. Impvt. Proj., Ser. A, 7.25%, 8/01/10, MBIA	No Opt. Call	2,927,860
AAA	1,135	Chaffey Cmnty. Coll. Dist. GO, Ser. A, 3.75%, 7/01/09, FSA	No Opt. Call	1,134,364
		Chula Vista COP,
AAA	1,000	Police Fac. Proj., 4.00%, 8/01/08, MBIA	No Opt. Call	1,005,310
AAA	1,000	Police Fac. Proj., 4.00%, 8/01/09, MBIA	No Opt. Call	1,006,590
AAA	5,500[3]	Clovis Unified Sch. Dist. GO, Ser. B, Zero Coupon, 8/01/08, FGIC	ETM	5,079,525
		Dept. of Wtr. Res. Pwr. Sply. RB,
AAA	10,000	Ser. A, 3.125%, 5/01/08, FSA	No Opt. Call	9,831,200
AAA	10,000	Ser. A, 3.375%, 5/01/09, MBIA	No Opt. Call	9,809,900
AAA	1,000	Dept. of Wtr. Res. Wtr. RB, Central Valley Proj., Ser. Z, 4.00%, 12/01/09, FGIC	No Opt. Call	1,006,620
AAA	1,855	El Paso de Robles GO, Ser. A, Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,644,643
AAA	4,025	Elsinore Valley Mun. Wtr. Dist. COP, Ser. A, 6.00%, 7/01/09, FGIC	No Opt. Call	4,264,568
AAA	1,055	Glendale Unified Sch. Dist. GO, Ser. D, 3.50%, 9/01/09, MBIA	No Opt. Call	1,042,762
AAA	2,000	Hlth. Facs. Fin. Auth. RB, Sutter Hlth. Care Sys. Proj., 5.70%, 8/15/09, MBIA	08/06 @ 102	2,043,780
		Long Beach Brd. of Fin. Auth. TA, Redev. Proj.,
AAA	1,245	3.50%, 8/01/08, AMBAC	No Opt. Call	1,232,998
AAA	1,120	3.75%, 8/01/09, AMBAC	No Opt. Call	1,116,125
AAA	4,405	Los Angeles Cnty. Met. Trans. Auth. RB, Spl. Benefit Assmt. Dist A1 Proj.,
		3.75%, 9/01/08, AMBAC	No Opt. Call	4,406,630
AAA	9,835	Los Angeles Cnty. San. Dist. Fin. Auth. RB, Ser. A, 4.00%, 10/01/09, FSA	No Opt. Call	9,887,912
		Los Angeles Cnty. Asset Leasing Corp. RB,
AAA	2,910	3.80%, 12/01/07, AMBAC	No Opt. Call	2,994,972
AAA	8,090	3.85%, 12/01/08, AMBAC	No Opt. Call	8,498,464
AAA	8,600	4.05%, 12/01/09, AMBAC	No Opt. Call	9,200,452
AAA	6,000	Los Angeles Dept. of Arpts. RB, LA Intl. Arpt. Proj., Ser. B, 5.00%, 5/15/09, MBIA	No Opt. Call	6,189,720
AAA	13,110	Los Angeles GO, Ser. A, 3.50%, 9/01/09, MBIA	No Opt. Call	12,957,924
AAA	3,860	Los Angeles San. Equip. RB, Ser. A, 3.625%, 2/01/09, FSA	No Opt. Call	3,841,665
		Los Angeles Unified Sch. Dist.,
AAA	2,660[3]	COP, Ser. B, 3.00%, 10/01/08, FSA	ETM	2,599,006
AAA	7,500	GO, Ser. F, 3.00%, 7/01/09, FSA	No Opt. Call	7,258,875
AAA	1,000	Mount Diablo Unified Sch. Dist. GO, 3.50%, 8/01/08, FSA	No Opt. Call	995,440
AAA	1,000	Orange Cnty. Local Trans. Auth. Sales Tax RB, 6.00%, 2/15/09, MBIA	No Opt. Call	1,053,590
AAA	2,495[3]	Pasadena Unified Sch. Dist. GO, Ser. C, 3.50%, 11/01/08, FSA	ETM	2,476,263
AAA	2,100	Pub. Wks. Brd. RB, Energy Efficiency Proj., Ser. A, 5.625%, 10/01/08, AMBAC	07/06 @ 102	2,143,827
AAA	3,345[3]	Sacramento City Fin. Auth. RB, City Hall & Redev. Projs., Ser. A, 3.50%, 12/01/08, FSA	ETM	3,319,110
AAA	1,000	Sacramento City Unified Sch. Dist. GO, 3.50%, 7/01/09, FGIC	No Opt. Call	988,990
		Sacramento Mun. Util. Dist. Elec. RB,
AAA	825[3]	Ser. C, 5.75%, 11/15/07, MBIA	ETM	825,998
AAA	3,750[3]	Ser. C, 5.75%, 11/15/08, FGIC	ETM	3,754,575
AAA	3,950[3]	Ser. C, 5.75%, 11/15/09, MBIA	ETM	3,954,780
AAA	5,000[3]	San Bernardino Cnty. Trans. Auth. Sales Tax RB, 6.00%, 3/01/10, FGIC	ETM	5,201,650
		San Diego Cnty. COP,
AAA	2,360	5.00%, 2/01/09, AMBAC	No Opt. Call	2,427,472
AAA	11,000	5.625%, 9/01/12, AMBAC	No Opt. Call	11,553,300
		San Diego Cnty. Regl. Trans. Comm. Sales Tax RB,
AAA	7,830[3]	Ser. A, 6.00%, 4/01/08, MBIA	ETM	8,039,766
AAA	2,500[3]	Ser. A, 6.00%, 4/01/08, FGIC	ETM	2,566,975

See Notes to Financial Statements.

BlackRock California Insured Municipal 2008 Term Trust (BFC) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		California—(cont’d)
AAA	$ 12,725	San Diego Pub. Facs. Fin. Auth. Wtr. RB, 3.00%, 8/01/09, MBIA	No Opt. Call	$ 12,315,891
AAA	1,250	San Francisco City & Cnty. GO, 4.00%, 6/15/09, FSA	No Opt. Call	1,257,913
AAA	1,000[3]	San Jose Redev. Agcy. TA, 4.00%, 8/01/09, MBIA	ETM	1,006,010
AAA	1,000	San Mateo Cnty. Cmnty. Coll. Dist. GO, Ser. A, 3.30%, 9/01/08, FGIC	No Opt. Call	987,130
		Santa Ana Unified Sch. Dist. GO,
AAA	1,000	Ser. B, Zero Coupon, 8/01/08, FGIC	No Opt. Call	923,180
AAA	2,000	Ser. B, Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,773,200
AAA	4,030	Santa Barbara Cnty. Local Transp. Auth. Sales Tax RB, 3.00%, 3/15/09, FSA	No Opt. Call	3,914,742
AAA	2,470	Santa Clara COP, Ser. B, 3.50%, 2/01/09, AMBAC	No Opt. Call	2,446,214
AAA	4,620	Santa Clara Valley Wtr. Dist. COP, 4.00%, 2/01/09, FGIC	No Opt. Call	4,645,687
AAA	4,665	So. Coast Air Qual. Mgmt. Dist. Bldg. Corp. RB, 4.00%, 8/01/09, AMBAC	No Opt. Call	4,695,742
		Univ. of California RB,
AAA	2,500	Ser. A, 5.00%, 5/15/09, AMBAC	No Opt. Call	2,582,475
AAA	2,000[4]	Ser. F, 5.00%, 9/01/06, FGIC	N/A	2,023,800
				230,999,886
		Puerto Rico—12.5%
		Elec. Pwr. Auth. RB,
AAA	5,280	Ser. DD, 5.00%, 7/01/09, FSA	07/08 @ 101.5	5,452,709
AAA	7,000	Ser. DD, 5.00%, 7/01/10, FSA	07/08 @ 101.5	7,247,100
AAA	3,000	Ser. KK, 4.50%, 7/01/09, XLCA	No Opt. Call	3,051,960
AAA	4,000	Mun. Fin. Agcy. GO, Ser. A, 5.625%, 8/01/10, FSA	08/09 @ 101	4,242,760
				19,994,529
		Total Long-Term Investments (cost $248,856,451)		250,994,415
		SHORT-TERM INVESTMENTS—6.7%
		California—6.6%
A-1+	5,000[5]	Dept. of Wtr. Res. Pwr. Sply. RB, Ser. B-2, 4.00%, 7/03/06, FRDD	N/A	5,000,000
A-1+	1,500[5]	Orange Cnty. San. Dist. COP, Ser. A, 3.92%, 7/03/06, FRDD	N/A	1,500,000
A-1+	4,000[5]	Vacaville Multi-Fam. Mtg. RB, Quail Run Proj., Ser. A, 3.92%, 7/05/06, FRWD	N/A	4,000,000
				10,500,000
	Shares
	(000)
		Money Market Fund—0.1%
NR	150	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	150,000
		Total Short-Term Investments (cost $10,650,000)		10,650,000
		Total Investments—163.6% (cost $259,506,4516)		$ 261,644,415
		Other assets in excess of liabilities—1.8%		2,896,416
		Preferred shares at redemption value, including dividends payable—(65.4)%		(104,593,465)
		Net Assets Applicable to Common Shareholders—100%		$ 159,947,366

1 Using the higher of S&P, Moody or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is collateralized by municipal or U.S. Treasury obligations.

4 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2006.

6 Cost for Federal income tax purposes is $258,738,599. The net unrealized appreciation on a tax basis is $2,905,816, consisting of $5,389,622 gross unrealized appreciation and $2,483,806 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 96.2% of the Trust’s managed assets:

AMBAC	—	20.4%
FGIC	—	14.1%
FSA	—	25.2%
MBIA	—	35.2%
XCLA	—	1.2%
Other	—	0.1%

See Notes to Financial Statements.

BlackRock California Insured Municipal 2008 Term Trust (BFC) (continued)

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	TA	—	Tax Allocation
FRWD	—	Floating Rate Weekly Demand	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2006

BlackRock California Municipal 2018 Term Trust (BJZ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—146.0%
			California—115.8%
BBB+	$ 2,100		ABAG Fin. Auth. for Nonprofit Corps. RB, San Diego Hosp. Assoc. Proj., Ser. C, 5.375%, 3/01/21	03/14 @ 100	$ 2,142,735
			California GO,
A+	5,000		5.00%, 11/01/20	No Opt. Call	5,112,050
AAA	6,500		Ser. BZ, 5.35%, 12/01/21, MBIA	No Opt. Call	6,652,165
AAA	7,500		Clovis Unified Sch. Dist. Cap. Apprec. Election 2004 GO, Ser. A, Zero Coupon, 8/01/21, FGIC	No Opt. Call	3,648,150
A	6,500[3]	,4	Dept. of Wtr. Res. Pwr. Sply. RB, Ser. A, 5.125%, 5/01/12	N/A	6,969,560
AAA	3,395		Fontana Pub. Fin. Auth. RB, Fontana Redev. Proj., Ser. A, 5.25%, 9/01/18, FSA	No Opt. Call	3,589,092
BBB	20,000		Foothill/Eastern Corridor Agcy. Toll Rd. Cap. Apprec. RB, Zero Coupon, 1/15/21	01/10 @ 53.346	8,519,400
			Hlth. Fac. Fin. Auth. RB, Adventist Hlth. Sys. Proj.,
A	1,075		Ser. A, 5.00%, 3/01/18	No Opt. Call	1,097,489
A	1,000		Ser. A, 5.00%, 3/01/19	No Opt. Call	1,016,910
A	2,060		Ser. A, 5.00%, 3/01/20	No Opt. Call	2,086,615
A	1,355		Ser. A, 5.00%, 3/01/24	No Opt. Call	1,367,127
			Infrastructure & Econ. Dev. RB,
A	1,985		J. David Gladstone Inst. Proj., 5.50%, 10/01/20	No Opt. Call	2,078,553
A+	6,500		Kaiser Hosp. Asst. LLC Proj., Ser. A, 5.55%, 8/01/31	No Opt. Call	6,769,295
			Lathrop Fin. Auth. RB, Wtr. Sply. Proj.,
NR	995		5.80%, 6/01/21	No Opt. Call	1,034,332
NR	1,040		5.85%, 6/01/22	No Opt. Call	1,082,328
NR	1,000		5.90%, 6/01/23	No Opt. Call	1,041,870
AAA	5,000		Long Beach Harbor Dept. RB, Ser. A, 5.25%, 5/15/18, FGIC	No Opt. Call	5,194,900
			Los Angeles Cnty. Pub. Wks. RB, Regl. Park Proj.,
AA	3,220[3]		Ser. A, 5.00%, 10/01/07	N/A	3,302,303
AA	1,780		Ser. A, 5.00%, 10/01/19	No Opt. Call	1,819,836
AAA	10,025		Los Angeles Habor Dept. RB, Ser. B, 5.50%, 8/01/21, AMBAC	No Opt. Call	10,520,837
A2	3,100		Poll. Ctrl. Fin. Auth. Poll. Ctrl. RB, San Diego Gas & Elec. Proj., Ser. A, 5.90%, 6/01/14	No Opt. Call	3,381,480
			Poll. Ctrl. Fin. Auth. Sld. Wst. Disp. RB, Republic Svcs., Inc. Proj.,
BBB+	2,500		Ser. B, 5.25%, 6/01/23	No Opt. Call	2,573,200
BBB+	2,500		Ser. C, 5.25%, 6/01/23	No Opt. Call	2,573,200
BBB	4,000		Poll. Ctrl. RB, Sld. Wst. Mgmt., Inc. Proj., Ser. A, 5.125%, 7/01/31	06/06 @ 100	4,083,640
			Pub. Wks. Brd. RB,
A	2,020		California Cmnty. Coll. Proj., Ser. A, 5.00%, 12/01/17	No Opt. Call	2,064,076
A	2,415		California St. Univ. Proj., Ser. A, 5.00%, 10/01/17	No Opt. Call	2,476,124
AAA	5,000		Riverside Unified Sch. Dist. GO, Ser. A, 5.25%, 2/01/23, FGIC	No Opt. Call	5,266,250
			San Bernardino Cnty. Cmnty. Facs. ST,
NR	105		5.35%, 9/01/17	No Opt. Call	107,590
NR	245		5.50%, 9/01/18	No Opt. Call	252,656
NR	500		5.60%, 9/01/19	No Opt. Call	517,245
NR	355		5.70%, 9/01/20	No Opt. Call	368,629
AAA	2,980		San Diego Cnty. COP, 5.25%, 11/01/19, AMBAC	No Opt. Call	3,131,950
AAA	2,135		Santa Clara Valley Transp. Auth. Sales Tax RB, Ser. A, 5.00%, 6/01/18, MBIA	No Opt. Call	2,243,672
BBB+	5,000		Statewide Cmntys. RB, Dev. Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/24	No Opt. Call	5,111,350
AAA	4,590		Stockton East Wtr. Dist. COP, Ser. B, Zero Coupon, 4/01/19, FGIC	No Opt. Call	2,292,981
					111,489,590
			Multi-State—9.9%
A3	4,000[5]		Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/09	No Opt. Call	4,225,640
A3	5,000[5]		MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	5,316,550
					9,542,190
			Puerto Rico—13.2%
BBB	4,410		Pub. Bldgs. Auth. Gov’t. Facs. RB, Ser. C, 5.75%, 7/01/19	No Opt. Call	4,802,446
Aaa	7,500[3]		Pub. Fin. Corp. RB, Ser. E, 5.70%, 2/01/10	N/A	7,935,300
					12,737,746
			Trust Territories—4.1%
A	4,000[5]		San Manuel Entertainment Auth. RB, 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	12/13 @ 102	3,918,160

See Notes to Financial Statements.

BlackRock California Municipal 2018 Term Trust (BJZ) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		U.S. Virgin Islands—3.0%
		Pub. Fin. Auth. RB, Sen. Lien Matching Fund Loan,
BBB	$ 360	Ser. A, 5.25%, 10/01/17	10/14 @ 100	$ 372,622
BBB	455	Ser. A, 5.25%, 10/01/19	No Opt. Call	468,136
BBB	460	Ser. A, 5.25%, 10/01/21	No Opt. Call	471,394
BBB	315	Ser. A, 5.25%, 10/01/22	No Opt. Call	322,160
BBB	960	Ser. A, 5.25%, 10/01/23	No Opt. Call	980,515
BBB	300	Ser. A, 5.25%, 10/01/24	No Opt. Call	305,598
				2,920,425
		Total Long-Term Investments (cost $137,384,601)		140,608,111
		SHORT-TERM INVESTMENTS—9.4%
		California—7.2%
		Econ. Recovery RB,
A-1+	400[6]	Ser. C-4, 3.93%, 7/03/06, FRDD	N/A	400,000
A-1+	1,700[6]	Ser. C-5, 3.88%, 7/03/06, FRDD	N/A	1,700,000
A-1+	2,350[6]	Newport Beach RB, Hoag Mem. Presbyterian Hosp. Proj., 3.88%, 7/03/06, FRDD	N/A	2,350,000
A-1+	2,500[6]	Riverside Unified Sch. Dist. COP, 3.90%, 7/04/06, FRWD	N/A	2,500,000
				6,950,000
		Pennsylvania—1.8%
A-1+	1,700[6]	Delaware Cnty. PCRB, Exelon Proj., 4.05%, 7/03/06, FRDD	N/A	1,700,000
	Shares
	(000)
		Money Market Fund—0.4%
NR	350	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	350,000
		Total Short-Term Investments (cost $9,000,000)		9,000,000
		Total Investments—155.4% (cost $146,384,6017)		$ 149,608,111
		Other assets in excess of liabilities—2.3%		2,254,224
		Preferred shares at redemption value, including dividends payable—(57.7)%		(55,545,634)
		Net Assets Applicable to Common Shareholders—100%		$ 96,316,701

1 Using the higher of S&P, Moody or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4 Security pledged as collateral.

5 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2006, the Trust held 14.0% of its net assets, with a current market value of $13,460,350, in securities restricted as to resale.

6 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2006.

7 Cost for Federal income tax purposes is $146,383,380. The net unrealized appreciation on a tax basis is $3,224,731, consisting of $3,783,105 gross unrealized appreciation and $558,374 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCRB	—	Pollution Control Revenue Bond
FRDD	—	Floating Rate Daily Demand	RB	—	Revenue Bond
FRWD	—	Floating Rate Weekly Demand	ST	—	Special Tax
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2006

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		LONG-TERM INVESTMENTS—139.8%
		Florida—121.4%
AAA	$ 1,500	Alachua Cnty. Sch. Dist. GO, 4.25%, 1/01/09, FSA	No Opt. Call	$ 1,513,380
AAA	8,720	Brd. of Ed. GO, 3.50%, 1/01/09, FSA	No Opt. Call	8,608,820
AAA	4,190	Brd. of Ed. Lottery RB, Ser. A, 5.00%, 7/01/08, FGIC	No Opt. Call	4,282,054
AAA	1,765	Collier Cnty. Sch. Brd. COP, Ser. A, 3.50%, 2/15/09, FSA	No Opt. Call	1,744,579
		Dade Cnty. RB,
AAA	5,000	Ser. A, Zero Coupon, 2/01/08, MBIA	07/06 @ 95.522	4,716,800
AAA	905[3]	Ser. B, Zero Coupon, 10/01/08, AMBAC	ETM	829,568
AAA	1,095	Ser. B, Zero Coupon, 10/01/08, AMBAC	No Opt. Call	999,779
AAA	1,515	Delray Beach GO, Decade of Excellence Prog. Proj., 3.50%, 2/01/09, FSA	No Opt. Call	1,495,063
		Dept. of Env. Protection Presvtn. RB,
AAA	5,905	Ser. B, 4.00%, 7/01/08, FGIC	No Opt. Call	5,922,892
AAA	6,140	Ser. B, 4.00%, 7/01/09, FGIC	No Opt. Call	6,162,288
		Div. of Bond Fin. Dept. Gen. Svc. RB,
AAA	8,000	Dept. of Env. Presvtn. Proj., Ser. B, 5.25%, 7/01/10, FSA	07/08 @ 101	8,276,960
AAA	2,000	Nat. Res. & Presvtn. Proj., Ser. A, 5.00%, 7/01/11, AMBAC	07/07 @ 101	2,041,880
		Escambia Cnty. Util. Sys. RB,
AAA	1,595	Ser. B, 6.125%, 1/01/09, FGIC	No Opt. Call	1,642,180
AAA	5,235	Ser. B, 6.25%, 1/01/12, FGIC	No Opt. Call	5,780,225
AAA	5,060	Ser. B, 6.25%, 1/01/13, FGIC	No Opt. Call	5,655,764
AAA	6,000	Greater Orlando Aviation Auth. RB, Orlando Arpt. Facs. Proj., Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	5,936,400
AAA	3,000	Hillsborough Cnty. Sch. Dist. Sales Tax RB, 4.00%, 10/01/09, AMBAC	No Opt. Call	3,011,610
AAA	10,000	Hillsborough Cnty. Util. RB, 4.50%, 8/01/08, AMBAC	No Opt. Call	10,129,800
		Indian River Cnty. Sch. Dist. GO,
AAA	950	3.25%, 4/01/08, FSA	No Opt. Call	936,539
AAA	1,000	3.25%, 4/01/09, FSA	No Opt. Call	977,860
AAA	1,100	Jacksonville Beach Utils. RB, 3.10%, 4/01/09, AMBAC	No Opt. Call	1,068,815
AAA	5,895	Jacksonville Excise Tax RB, 4.25%, 10/01/08, AMBAC	No Opt. Call	5,946,051
		Jacksonville Sales Tax RB,
AAA	1,155	3.125%, 10/01/08, FGIC	No Opt. Call	1,129,128
AAA	1,000	3.375%, 10/01/09, FGIC	No Opt. Call	978,700
AAA	2,000	4.10%, 10/01/08, AMBAC	No Opt. Call	2,010,940
AAA	825	Lake Cnty. Sch. Brd. COP, 3.50%, 7/01/09, AMBAC	No Opt. Call	812,411
AAA	2,000	Lakeland Elec. & Wtr. RB, 5.90%, 10/01/08, FSA	No Opt. Call	2,087,340
AAA	3,000	Lee Cnty. Arprt. RB, 4.25%, 10/01/09, FSA	No Opt. Call	3,035,130
AAA	2,000	Miami Dade Cnty. Edl. Fac. RB, Ser. A, 4.875%, 4/01/09, AMBAC	No Opt. Call	2,051,600
		Miami Dade Cnty. Pub. Svc. Tax Pub. Impvt. RB,
AAA	1,535	3.40%, 4/01/08, AMBAC	No Opt. Call	1,518,959
AAA	1,595	3.625%, 4/01/09, AMBAC	No Opt. Call	1,580,230
AAA	4,775	Miami Dade Cnty. Sch. Brd. COP, 5.25%, 8/01/11, FSA	08/08 @ 101	4,941,074
		Miami GO,
AAA	1,345	5.90%, 12/01/08, FGIC	No Opt. Call	1,407,959
AAA	1,000	6.00%, 12/01/09, FGIC	No Opt. Call	1,067,260
AAA	1,090	Mun. Loan Council RB, Ser. C, 3.50%, 11/01/08, MBIA	No Opt. Call	1,076,201
AAA	4,895	Orange Cnty. Sales Tax RB, Ser. A, 3.25%, 1/01/09, FGIC	No Opt. Call	4,790,541
		Orange Cnty. Tourist Dev. Tax RB,
AAA	5,340	Ser. A, 4.00%, 10/01/09, AMBAC	No Opt. Call	5,352,602
AAA	1,005[3]	Ser. A, 5.85%, 10/01/08, MBIA	ETM	1,049,140
AAA	495	Ser. A, 5.85%, 10/01/08, MBIA	No Opt. Call	515,552
AAA	5,130	Orange Cnty. Tourist Dev. Tax. RB, Ser. A, 4.00%, 10/01/08, AMBAC	No Opt. Call	5,141,748
		Orlando Wstwtr. Sys. RB,
AAA	1,100	Ser. A, 3.25%, 10/01/08, AMBAC	No Opt. Call	1,079,650
AAA	1,280	Ser. A, 3.50%, 10/01/09, AMBAC	No Opt. Call	1,259,251
		Osceola Cnty. Gas Tax RB,
AAA	640	3.10%, 4/01/08, FGIC	No Opt. Call	628,557
AAA	535	3.30%, 4/01/09, FGIC	No Opt. Call	523,904

See Notes to Financial Statements.

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Florida—(cont’d)
		Osceola Cnty. RB,
AAA	$ 1,810	3.75%, 10/01/08, AMBAC	No Opt. Call	$ 1,806,452
AAA	1,535	3.875%, 10/01/09, AMBAC	No Opt. Call	1,535,154
AAA	850	Palm Beach Cnty. Sch. Brd. COP, Ser. D, 3.30%, 8/01/09, FSA	No Opt. Call	828,087
AAA	7,085	Pasco Cnty. Sld. Wst. Disp. & Res. Rec. Sys. RB, 6.00%, 4/01/09, FGIC	07/06 @ 100	7,093,502
		Polk Cnty. Sch. Brd. COP,
AAA	2,000	Ser. A, 3.20%, 1/01/08, FSA	No Opt. Call	1,973,620
AAA	2,000	Ser. A, 3.375%, 1/01/09, FSA	No Opt. Call	1,964,580
AAA	1,020	Sebring Wtr. & Wstwtr. RB, 3.625%, 1/01/09, FGIC	No Opt. Call	1,012,656
AAA	2,000	Seminole Cnty. Wtr. & Swr. RB, 6.00%, 10/01/09, MBIA	No Opt. Call	2,128,260
AAA	1,000	So. Florida Wtr. Mgmt. Dist. RB, 3.30%, 10/01/09, AMBAC	No Opt. Call	975,090
AAA	500	St. Petersburg Hlth. Facs. Auth. RB, All Children’s Hosp. Proj., 3.10%, 11/15/08, AMBAC	No Opt. Call	486,490
AAA	1,370	Vlg. Ctr. Cmnty. Dev. Dist. Rec. RB, Ser. A, 5.50%, 11/01/08, MBIA	No Opt. Call	1,419,923
AAA	2,370	Volusia Cnty. Sales Tax RB, Ser. B, 4.00%, 10/01/08, MBIA	No Opt. Call	2,377,940
				155,318,938
		Puerto Rico—18.4%
		Mun. Fin. Agcy.,
AAA	1,500	GO, Ser. A, 5.625%, 8/01/10, FSA	08/09 @ 101	1,591,035
AAA	10,000	RB, Ser. A, 3.50%, 8/01/08, FSA	No Opt. Call	9,916,100
AAA	12,000	RB, Ser. A, 3.75%, 8/01/09, FSA	No Opt. Call	11,972,160
				23,479,295
		Total Long-Term Investments (cost $178,578,924)		178,798,233
		SHORT-TERM INVESTMENTS—15.5%
		Florida—8.0%
A-1+	260[4]	Jacksonville Hlth. Facs. Hosp. RB, Variable Baptist Med. Ctr. Proj., 3.96%, 7/03/06, FRDD	N/A	260,000
A-1	6,000[4]	Orlando & Orange Cnty. Expwy. Auth. RB, Ser. D, 3.96%, 7/06/06, FSA, FRWD	N/A	6,000,000
A-1+	2,900[4]	Palm Beach Cnty. Sch. Brd. COP, Ser. B, 3.95%, 7/06/06, AMBAC, FRWD	N/A	2,900,000
A-1+	1,000[4]	Pinellas Cnty. Hlth. Fac. Auth. RB, 4.04%, 7/03/06, AMBAC, FRDD	N/A	1,000,000
				10,160,000
		Puerto Rico—6.7%
A-1	6,000[4]	Gov’t. Dev. Bank RB, 3.87%, 7/05/06, MBIA, FRWD	N/A	6,000,000
A-1	2,600[4]	Hwy. & Transp. Auth. RB, Ser. A, 3.94%, 7/05/06, AMBAC, FRWD	N/A	2,600,000
				8,600,000
	Shares
	(000)
		Money Market Fund—0.8%
NR	1,100	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	1,100,000
		Total Short-Term Investments (cost $19,860,000)		19,860,000
		Total Investments—155.3% (cost $198,438,9245)		$ 198,658,233
		Other assets in excess of liabilities—10.5%		13,422,431
		Preferred shares at redemption value, including dividends payable—(65.8)%		(84,158,415)
		Net Assets Applicable to Common Shareholders—100%		$ 127,922,249

1 Using the higher of S&P, Moody or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is collateralized by municipal or U.S. Treasury obligations.

4 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2006.

5 Cost for Federal income tax purposes is $198,408,144. The net unrealized appreciation on a tax basis is $250,089, consisting of $1,670,920 gross unrealized appreciation and $1,420,831 gross unrealized depreciation.

See Notes to Financial Statements.

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 94.9% of the Trust’s managed assets:

AMBAC	—	26.8%
FGIC	—	23.1%
FSA	—	32.5%
MBIA	—	12.0%
Other	—	0.5%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
COP	—	Certificate of Participation	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	RB	—	Revenue Bond

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2006

BlackRock Florida Municipal 2020 Term Trust (BFO)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—144.4%
		Florida—123.8%
NR	$ 100	Brandy Creek Cmnty. Dev. Dist. SA, Ser. B, 5.40%, 5/01/09	No Opt. Call	$ 99,914
AAA	6,150[3]	Brd. of Ed. GO, Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	6,323,492
NR	4,785	Crossings at Fleming Island Cmnty. Dev. Dist. RB, 6.75%, 10/01/25	10/09 @ 102	4,905,773
AAA	1,095	Deltona Util. Sys. RB, 5.00%, 10/01/23, MBIA	10/13 @ 100	1,128,419
BBB	4,000	Escambia Cnty. Env. Impvt. RB, 5.75%, 11/01/27	11/13 @ 100	4,085,800
AAA	566	Escambia Cnty. Hlth. Facs. Auth. RB, 5.95%, 7/01/20, AMBAC	No Opt. Call	608,707
BBB+	1,955	Hillsborough Cnty. Ind. Dev. Auth. PCRB, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	2,011,930
AAA	1,000	Hillsborough Cnty. Sch. Brd. COP, 5.00%, 7/01/27, MBIA	07/13 @ 100	1,021,860
AA	1,000	Lakeland Wtr. & Wstwtr. RB, 5.00%, 10/01/27	10/12 @ 100	1,024,130
AAA	3,000	Lee Cnty. Transp. Fac. RB, Ser. B, 5.00%, 10/01/22, AMBAC	10/14 @ 100	3,097,920
		Marco Island Util. Sys. RB,
AAA	2,000	5.00%, 10/01/22, MBIA	10/13 @ 100	2,064,780
AAA	1,375	5.00%, 10/01/23, MBIA	10/13 @ 100	1,416,965
AAA	1,000	5.25%, 10/01/21, MBIA	10/13 @ 100	1,053,390
BB+	2,500	Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,773,225
AAA	4,695	Miami Dade Cnty. Edl. Facs. Auth. RB, Univ. Miami Proj., Ser. A, 5.00%, 4/01/24, AMBAC	04/14 @ 100	4,837,352
		Miami Dade Cnty.,
AAA	5,365	RB Ser. A, Zero Coupon, 10/01/19, MBIA	04/08 @ 55.413	2,687,168
AAA	10,000	SO RB, Ser. A, Zero Coupon, 10/01/20, MBIA	04/08 @ 52.398	4,721,800
AAA	7,560	SO RB, Ser. B, Zero Coupon, 10/01/32, MBIA	04/08 @ 26.494	1,789,981
AAA	4,000	Mun. Loan Council RB, Ser. A, Zero Coupon, 4/01/20, MBIA	No Opt. Call	2,087,760
NR	3,595	North Palm Beach Cnty. Impvt. Dist. RB, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj., 6.10%, 8/01/21 .	08/11 @ 101	3,699,615
A+	4,450	Orange Cnty. Hlth. Facs. Auth. RB, Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	4,671,788
AAA	6,500	Palm Beach Cnty. Sch. Brd. COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	6,632,665
		Palm Coast Util. Sys. RB,
AAA	1,770	5.00%, 10/01/22, MBIA	10/13 @ 100	1,827,330
AAA	1,485	5.00%, 10/01/23, MBIA	10/13 @ 100	1,530,322
AAA	1,500	5.00%, 10/01/24, MBIA	10/13 @ 100	1,545,780
AAA	2,760	Polk Cnty. Util. Sys. RB, 5.00%, 10/01/23, FGIC	10/13 @ 100	2,844,235
NR	4,615	Sterling Hill Cmnty. Dev. Dist. SA, 6.10%, 5/01/23	05/13 @ 101	4,706,515
NR	2,765	Stevens Plantation Impvt. Proj. RB, 6.375%, 5/01/13	No Opt. Call	2,809,710
NR	1,220	Sumter Cnty. Indl. Dev. Auth. RB, North Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	1,263,115
		Tohopekaliga Wtr. Auth. RB,
AAA	3,630	Ser. A, 5.00%, 10/01/21, FSA	10/13 @ 100	3,749,863
AAA	3,810	Ser. A, 5.00%, 10/01/22, FSA	10/13 @ 100	3,928,643
AAA	2,000	Ser. A, 5.00%, 10/01/23, FSA	10/13 @ 100	2,061,040
AAA	1,975	Ser. B, 5.00%, 10/01/22, FSA	10/13 @ 100	2,036,502
AAA	1,180	Ser. B, 5.00%, 10/01/23, FSA	10/13 @ 100	1,216,014
NR	1,740	Vlg. Cmnty. Dev. Dist. Assmt. No. 5 SA, Ser. A, 6.00%, 5/01/22	05/13 @ 101	1,800,239
		Vlg. Ctr. Cmnty. Dev. Dist. RB,
AAA	5,000	5.25%, 10/01/23, MBIA	10/13 @ 101	5,287,100
BBB[4]	2,000[3]	Ser. B, 6.35%, 1/01/18	01/14 @ 100	2,089,420
				101,440,262
		Puerto Rico—20.6%
		Children’s Trust Fund Tobacco Settlement RB,
BBB	2,015	5.50%, 5/15/39	05/12 @ 100	2,058,867
BBB	10,500	5.625%, 5/15/43	05/12 @ 100	10,762,290
Aaa	3,740[5]	Pub. Fin. Corp. RB, Ser. E, 5.50%, 2/01/12	N/A	4,021,360
				16,842,517
		Total Long-Term Investments (cost $114,940,990)		118,282,779
		SHORT-TERM INVESTMENTS—12.9%
		Florida—5.1%
A-1+	670[6]	Jacksonville Hlth. Facs. Hosp. RB, Variable Baptist Med. Ctr. Proj., 3.96%, 7/03/06, FRDD	N/A	670,000
A-1+	3,500[6]	Pinellas Cnty. Hlth. Fac. Auth. RB, 4.04%, 7/03/06, AMBAC, FRDD	N/A	3,500,000
				4,170,000

See Notes to Financial Statements.

BlackRock Florida Municipal 2020 Term Trust (BFO) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value
		Puerto Rico—1.5%
A-1	$ 300[6]	Gov’t. Dev. Bank RB, 3.87%, 7/05/06, MBIA, FRWD	$ 300,000
A-1	950[6]	Hwy. & Transp. Auth. RB, Ser. A, 3.94%, 7/05/06, AMBAC, FRWD	950,000
			1,250,000
	Shares
	(000)
		Money Market Funds—6.3%
NR	4,050	AIM Tax Free Investment Co. Cash Reserve Portfolio	4,050,000
NR	1,100	SSgA Tax Free Money Mkt. Fund	1,100,000
			5,150,000
		Total Short-Term Investments (cost $10,570,000)	10,570,000
		Total Investments—157.3% (cost $125,510,9907)	$ 128,852,779
		Other assets in excess of liabilities—2.4%	2,004,783
		Preferred shares at redemption value, including dividends payable—(59.7)%	(48,924,981)
		Net Assets Applicable to Common Shareholders—100%	$ 81,932,581

1 Using the higher of S&P, Moody or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security pledged as collateral.

4 Security is deemed to be of investment grade quality by the investment advisor.

5 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

6 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2006.

7 Cost for Federal income tax purposes is $125,491,390. The net unrealized appreciation on a tax basis is $3,361,389, consisting of $3,561,399 gross unrealized appreciation and $200,010 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCRB	—	Pollution Control Revenue Bond
FRDD	—	Floating Rate Daily Demand	RB	—	Revenue Bond
FRWD	—	Floating Rate Weekly Demand	SA	—	Special Assessment
FSA	—	Financial Security Assurance	SO	—	Special Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2006

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—134.3%
		New York—134.3%
		Albany Cnty. GO,
AAA	$ 1,515	3.50%, 6/01/08, FGIC	No Opt. Call	$ 1,505,940
AAA	2,030	3.50%, 6/01/09, FGIC	No Opt. Call	2,003,346
AAA	1,000	Bath Central Sch. Dist. GO, 4.00%, 6/15/08, FGIC	No Opt. Call	1,005,180
AAA	2,250	Central Square Central Sch. Dist. GO, 3.75%, 5/15/09, FGIC	No Opt. Call	2,248,110
		Dorm. Auth. RB,
AAA	1,070	Hosp. Lutheran Medical Proj., 3.00%, 2/01/09, MBIA	No Opt. Call	1,034,380
AAA	1,625	Sch. Dist. Fin. Proj., Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	1,609,644
AAA	2,970	Secured Hosp. Proj., 4.00%, 2/15/09, XLCA	No Opt. Call	2,974,277
AAA	3,500	Secured Hosp. Proj., 5.00%, 2/15/10, MBIA	02/08 @ 101.5	3,610,880
AAA	5,000	Secured Hosp. Proj., 5.125%, 2/15/09, ACA	02/08 @ 101.5	5,104,250
AAA	1,600	St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/07, FGIC	No Opt. Call	1,624,304
AAA	2,500	St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, AMBAC	No Opt. Call	2,577,250
AAA	5,000	St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, FGIC	No Opt. Call	5,157,200
AAA	6,000	St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, CONNIE LEE	No Opt. Call	6,188,640
AAA	5,000	St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/09, AMBAC	No Opt. Call	5,221,050
AAA	500	W.K. Nursing Home Proj., 5.65%, 8/01/09	08/06 @ 102	510,630
AAA	1,000	Winthrop Univ. Hosp. Assoc. Proj., Ser. A, 4.125%, 7/01/08, AMBAC	No Opt. Call	1,004,440
AAA	1,960	East Greenbush Central Sch. Dist. GO, Ser. C, 4.00%, 6/15/09, FSA	No Opt. Call	1,971,858
		Elmira City Sch. Dist. GO,
AAA	2,125	3.25%, 6/15/08, FGIC	No Opt. Call	2,097,460
AAA	1,500	3.25%, 6/15/09, FGIC	No Opt. Call	1,469,370
		Erie Cnty. Pub. Impvt. GO,
AAA	3,825	Ser. A, 3.25%, 9/01/09, FGIC	No Opt. Call	3,722,184
AAA	1,000	Ser. A, 3.75%, 10/01/08, FGIC	No Opt. Call	998,260
AAA	1,185	Evans & Brant Central Sch. Dist. GO, Ser. C, 3.75%, 12/15/08, FGIC	No Opt. Call	1,185,521
		Facs. Corp. RB,
AAA	1,630	Clean Wtr. & Drinking Proj., 3.875%, 4/15/10	No Opt. Call	1,631,907
AAA	6,000	Mun. Wtr. Proj., 4.00%, 6/15/09	No Opt. Call	6,033,000
		Fayetteville-Manlius Central Sch. Dist. GO,
AAA	1,125	3.75%, 6/15/09, FGIC	No Opt. Call	1,124,044
AAA	1,000	4.00%, 6/15/08, FGIC	No Opt. Call	1,005,180
AAA	1,500	Hempstead Twnshp. GO, Ser. B, 4.00%, 8/01/09, MBIA	No Opt. Call	1,507,290
		Hsg. Fin. Agcy. RB, Hsg. Mtg. Proj.,
AAA	1,305	Ser. A, 5.80%, 5/01/09, FSA	07/06 @ 102	1,329,534
AAA	4,015	Ser. A, 5.80%, 11/01/09, FSA	07/06 @ 102	4,112,324
AAA	165	Hsg. Fin. Agcy. RB, Multi-Fam. Mtg. Hsg. Proj., Ser. C, 6.30%, 8/15/08	07/06 @ 100	165,079
AAA	12,500	Long Island Pwr. Auth. Elec. Sys. RB, 5.00%, 4/01/08, MBIA	No Opt. Call	12,753,250
		Lowville Central Sch. Dist. GO,
AAA	1,255	3.30%, 6/15/08, FGIC	No Opt. Call	1,240,806
AAA	1,305	3.60%, 6/15/09, FGIC	No Opt. Call	1,296,752
		Met. Transp. Auth. RB,
AAA	12,000	Ser. A, 3.50%, 11/15/09, FSA	No Opt. Call	11,807,880
AAA	26,075[3]	Ser. K, 6.00%, 7/01/08, MBIA	ETM	27,172,497
AAA	2,500[3]	Met. Transp. Auth. Commuter Fac. RB, Ser. A, 6.10%, 7/01/08, MBIA	ETM	2,609,950
AAA	1,500	Middletown Sch. Dist. GO, Ser. A, 3.00%, 11/01/09, FSA	No Opt. Call	1,445,190
		Monroe Cnty. Pub. Impvt. GO,
AAA	455[3]	4.00%, 3/01/09, FGIC	ETM	456,461
AAA	770	4.00%, 3/01/09, FGIC	No Opt. Call	772,279
AAA	2,095	4.00%, 3/01/10, FGIC	No Opt. Call	2,099,148
		Mt. Sinai Union Free Sch. Dist. GO,
AAA	935	6.00%, 2/15/08, AMBAC	No Opt. Call	968,090
AAA	930	6.10%, 2/15/09, AMBAC	No Opt. Call	981,885
AAA	1,075	6.10%, 2/15/10, AMBAC	No Opt. Call	1,154,206
		New Paltz Central Sch. Dist. GO,
AAA	500	3.125%, 6/01/08, FGIC	No Opt. Call	492,500
AAA	610	3.50%, 6/01/09, FGIC	No Opt. Call	603,192

See Notes to Financial Statements.

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		New York—(cont’d)
		New York City GO,
AAA	$ 2,265	4.75%, 8/15/09, XLCA	08/08 @ 101	$ 2,318,748
AAA	1,000	Ser. A, 5.20%, 8/01/10, FSA	08/08 @ 101	1,035,010
AAA	12,755	Ser. C, 5.00%, 8/01/08, FSA	No Opt. Call	13,048,875
AAA	45	Ser. C-1, 6.25%, 8/01/10, FSA	07/06 @ 100	45,066
AAA	50	Ser. C-1, 6.375%, 8/01/08, MBIA	07/06 @ 100	50,076
AAA	2,000[3]	Ser. E, 6.20%, 8/01/08, MBIA	ETM	2,095,400
AAA	4,895	Ser. E, 6.20%, 8/01/08, MBIA	No Opt. Call	5,123,548
		New York City Mun. Wtr. Fin. Auth. RB,
AAA	11,500	Ser. A, Zero Coupon, 6/15/09, MBIA	No Opt. Call	10,211,655
AAA	1,710[3]	Ser. A, 6.00%, 6/15/08, FGIC	ETM	1,780,384
AAA	2,455[4]	New York City RB, 4.75%, 8/15/08, XLCA	N/A	2,525,409
		New York City RB, Hlth. & Hosp. Corp. Hlth. Sys.,
AAA	2,810	Ser. A, 3.75%, 2/15/09, FSA	No Opt. Call	2,796,793
AAA	2,000	Ser. A, 5.00%, 2/15/08, AMBAC	No Opt. Call	2,036,720
AAA	7,800[3]	New York City Transl. Fut. Tax RB, Ser. B, 5.25%, 5/01/11, MBIA	ETM	8,258,172
		New York City Transl. Fin. Auth. RB,
AAA	2,605[3]	4.00%, 5/01/09, MBIA	ETM	2,613,857
AAA	1,395	4.00%, 5/01/09, MBIA	No Opt. Call	1,400,482
AAA	2,000[3]	Ser. C, 5.00%, 8/01/09, FSA	ETM	2,064,760
AAA	1,000	New York St. GO, Ser. F, 5.50%, 9/15/08, AMBAC	No Opt. Call	1,035,790
AAA	1,040	Newfane Central Sch. Dist. GO, 3.00%, 6/01/08, FSA	No Opt. Call	1,019,751
AAA	250	Pwr. Auth. RB, Ser. CC, 5.125%, 1/01/11, MBIA	ETM	262,490
AAA	1,185	So. Seneca Central Sch. Dist. GO, 3.20%, 6/15/08, MBIA	No Opt. Call	1,168,007
AAA	1,030	Sodus Central Sch. Dist. GO, 4.00%, 6/15/09, FGIC	No Opt. Call	1,036,232
AAA	1,675	Suffolk Cnty. Wtr. Auth. RB, Ser. C, 5.75%, 6/01/08, AMBAC	No Opt. Call	1,733,407
AAA	5,000	Suffolk Cnty. Ind. Dev. Agcy. RB, 6.00%, 2/01/08, FGIC	No Opt. Call	5,161,250
		Thruway Auth. RB,
AAA	4,955	Ser. A, 3.75%, 3/15/09, MBIA	No Opt. Call	4,943,504
AAA	2,000	Hwy. & Brdg. Trust Fund Proj., Ser. A, 3.90%, 4/01/09, FSA	No Opt. Call	2,002,480
AAA	2,000	Hwy. & Brdg. Trust Fund Proj., Ser. B, 4.00%, 4/01/09, MBIA	No Opt. Call	2,007,620
AAA	2,900	Hwy. & Brdg. Trust Fund Proj., Ser. B, 5.25%, 4/01/11, MBIA	No Opt. Call	3,063,792
AAA	3,410	Svc. Contract Rev., Local Hwy. & Brdg. Proj., Ser. A, 5.375%, 4/01/09, MBIA	04/08 @ 101	3,532,896
AAA	2,265[3]	Triborough Brdg. & Tunl. Auth. RB, Ser. A, 5.125%, 1/01/11, MBIA	ETM	2,353,426
		Urban Dev. Corp. Correctional Facs. RB,
AAA	2,000	Ser. A, 5.50%, 1/01/09, AMBAC	No Opt. Call	2,078,000
AAA	5,140	Ser. B, 5.25%, 1/01/10, AMBAC	01/09 @ 101	5,348,324
		Total Long-Term Investments (cost $228,000,069)		231,738,542
		SHORT-TERM INVESTMENTS—27.2%
		Alaska—3.4%
A-1+	5,800[5]	Valdez Marine Term. RB, Exxon Pipeline Co. Proj., Ser. A, 3.88%, 7/03/06, FRDD	N/A	5,800,000
		New York—13.6%
		Local Gov’t. Asst. Corp. RB,
A-1+	830[5]	3.95%, 7/05/06, FRWD	N/A	830,000
A-1+	8,350[5]	3.90%, 7/05/06, FSA, FRWD	N/A	8,350,000
A-1+	675[5]	Nassau Cnty. Interim Fin. Auth. RB, 3.93%, 7/05/06, FSA, FRWD	N/A	675,000
		New York City GO,
A-1+	4,700[5]	Ser. A-7, 3.95%, 7/03/06, FRDD	N/A	4,700,000
A-1+	7,740[5]	Ser. H-7, 3.95%, 7/03/06, FRDD	N/A	7,740,000
		New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. RB,
A-1+	1,100[5]	Ser. C, 3.92%, 7/03/06, FRDD	N/A	1,100,000
A-1+	100[5]	Ser. G, 3.94%, 7/03/06, FGIC, FRDD	N/A	100,000
				23,495,000
		Ohio—5.1%
VMIG1	3,200[5]	Hamilton Cnty. Hosp. Facs. Proj. RB, 3.97%, 7/06/06, FRWD	N/A	3,200,000
VMIG1	5,600[5]	Univ. of Akron RB, 3.97%, 7/06/06, FGIC, FRWD	N/A	5,600,000
				8,800,000

See Notes to Financial Statements.

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Puerto Rico—2.5%
A-1	$ 1,800[5]	Gov’t. Dev. Bank RB, 3.87%, 7/05/06, MBIA, FRWD	$ 1,800,000
A-1	2,500[5]	Hwy. & Transp. Auth. RB, Ser. A, 3.94%, 7/05/06, AMBAC, FRWD	2,500,000
			4,300,000
	Shares
	(000)
		Money Market Fund—2.6%
NR	4,500	AIM Tax Free Investment Co. Cash Reserve Portfolio	4,500,000
		Total Short-Term Investments (cost $46,895,000)	46,895,000
		Total Investments—161.5% (cost $274,895,0696)	$ 278,633,542
		Other assets in excess of liabilities—2.1%	3,537,098
		Preferred shares at redemption value, including dividends payable—(63.6)%	(109,650,884)
		Net Assets Applicable to Common Shareholders—100%	$ 172,519,756

1 Using the higher of S&P, Moody or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is collateralized by municipal or U.S. Treasury obligations.

4 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2006.

6 Cost for Federal income tax purposes is $274,332,757. The net unrealized appreciation on a tax basis is $4,300,785, consisting of $5,296,384 gross unrealized appreciation and $995,599 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 88.6% of the Trust’s managed assets:

ACA	—	1.8%
AMBAC	—	9.0%
CONNIE LEE	—	2.2%
FGIC	—	16.4%
FSA	—	18.5%
MBIA	—	36.3%
XLCA	—	2.8%
Other	—	1.6%

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FRWD	—	Floating Rate Weekly Demand
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
CONNIE LEE	—	College Construction Loan Insurance Assoc.	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2006

BlackRock New York Municipal 2018 Term Trust (BLH)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—150.5%
		Multi-State—7.3%
A3	$ 4,000[3]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/09	No Opt. Call	$ 4,225,640
		New York—135.1%
NR	450	Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/25	05/15 @ 102	425,880
		Dorm. Auth. RB,
AA	1,000	Brooklyn Law Sch. Proj., Ser. A, 5.50%, 7/01/18, RAA	07/13 @ 100	1,059,370
AA-	1,800[4]	City Univ. Proj., Ser. A, 5.125%, 7/01/11	N/A	1,894,860
AAA	3,455[4]	Mental Hlth. Svcs. Proj., Ser. A, 5.00%, 2/15/08	N/A	3,585,115
AA-	295	Mental Hlth. Svcs. Proj., Ser. A, 5.00%, 2/15/18	02/08 @ 102	300,932
AAA	110	Mental Hlth. Svcs. Proj., Ser. A, 5.50%, 8/15/20, MBIA	08/11 @ 100	116,976
AAA	1,030[4]	Mental Hlth. Svcs. Proj., Ser. B, 5.50%, 8/15/11, MBIA	N/A	1,105,623
AAA	1,480[4]	Mental Hlth. Svcs. Proj., Ser. B, 5.50%, 8/15/11, MBIA	N/A	1,588,662
AA-	1,170[4]	Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/09	N/A	1,217,373
AA-	2,060	Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/19	07/09 @ 101	2,113,478
AAA	1,000	Willow Towers, Inc., Proj., 5.25%, 2/01/22	08/12 @ 101	1,048,130
Aaa	1,320	East Rochester Hsg. Auth. RB, 5.20%, 12/20/24	12/11 @ 101	1,357,726
BBB	2,450	Jefferson Cnty. Indl. Dev. Agcy. Sld. Wst. Disp. RB, 5.20%, 12/01/20	12/13 @ 100	2,401,245
AAA	1,900	Long Island Pwr. Auth. Elec. Sys. RB, Zero Coupon, 6/01/18, FSA	No Opt. Call	1,113,495
AAA	5,000	Met. Transp. Auth. RB, Ser. A, 5.125%, 11/15/21, FGIC	11/12 @ 100	5,244,100
		New York City GO,
AA-	4,000	Ser. B, 5.375%, 12/01/20	12/11 @ 100	4,189,480
AA-	5,000	Ser. G, 5.75%, 8/01/18	08/12 @ 100	5,397,350
A-	4,000	New York City Indl. Dev. Agcy. Civic Fac. RB, YMCA of Greater New York Proj., 5.25%, 8/01/21 .	02/11 @ 100	4,086,080
B	1,000	New York City Indl. Dev. Agcy. RB, 7.50%, 8/01/16	No Opt. Call	1,127,510
		New York City Transl. Fin. Auth. RB,
AAA	1,090[4]	5.00%, 5/01/09	N/A	1,132,325
AAA	805	5.00%, 5/01/19	05/09 @ 101	829,070
AAA	3,000	Ser. B, 5.00%, 5/01/18	11/11 @ 101	3,113,280
AA-	3,500	New York Urban Dev. Corp. Correctional Facs. RB, 5.00%, 1/01/19	01/08 @ 102	3,563,770
AA	4,180	Niagara Cnty. Ind. Dev. Agcy. Civic Fac. RB, Niagara Univ. Proj., Ser. A, 5.35%, 11/01/23, RAA	11/11 @ 101	4,382,646
AA	4,130	Oneida Hlth. Care Corp. RB, Residential Hlth. Care Proj., 5.30%, 2/01/21, RAA	02/11 @ 101	4,286,527
AA	3,875	Orange Cnty. Ind. Dev. Agcy. Civic Fac. RB, St. Luke’s Hosp. Newburg Proj., Ser. A,
		5.375%, 12/01/21, RAA	12/11 @ 101	4,057,241
		Port Auth. of New York & New Jersey RB,
AAA	3,885[5]	Ser. 126, 5.00%, 11/15/18, FGIC	05/12 @ 101	3,960,602
Caa2	2,600	Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	07/06 @ 100	2,662,556
BBB	4,000	Rockland Tobacco Asset Sec. Corp. Tobacco Settlement RB, 5.625%, 8/15/35	08/12 @ 100	4,080,640
AAA	3,000[4]	TSASC, Inc., Tobacco Settlement RB, Ser. 1, 5.75%, 7/15/12	N/A	3,281,940
AAA	3,710	Westchester Cnty. Ind. Dev. Agcy. Civic Fac. RB, Ser. A, 5.125%, 12/01/22, AMBAC	12/11 @ 102	3,887,783
				78,611,765
		Puerto Rico—8.1%
BBB	2,000	Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	2,049,960
Aaa	2,500[4]	Pub. Fin. Corp. RB, Ser. E, 5.70%, 2/01/10	N/A	2,645,100
				4,695,060
		Total Long-Term Investments (cost $83,168,068)		87,532,465

See Notes to Financial Statements.

BlackRock New York Municipal 2018 Term Trust (BLH) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.6%
350	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $350,000)	$ 350,000
	Total Investments—151.1% (cost $83,518,0686)	$ 87,882,465
	Other assets in excess of liabilities—2.9%	1,697,046
	Preferred shares at redemption value, including dividends payable—(54.0)%	(31,409,034)
	Net Assets Applicable to Common Shareholders—100%	$ 58,170,477

1 Using the higher of S&P, Moody or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2006, the Trust held 7.3% of its net assets, with a current market value of $4,225,640, in securities restricted as to resale.

4 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5 Security pledged as collateral.

6 Cost for Federal income tax purposes is $83,520,084. The net unrealized appreciation on a tax basis is $4,362,381, consisting of $4,423,787 gross unrealized appreciation and $61,406 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RAA	—	Radian Asset Assurance
FSA	—	Financial Security Assurance	RB	—	Revenue Bond
GO	—	General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2006

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—137.1%
			Multi-State—14.1%
A3	$ 4,000[3]		MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	$ 4,253,240
			Pennsylvania—113.6%
AAA	2,150[4]	,5	Allegheny Cnty. Port Auth. RB, 6.125%, 3/01/09, MBIA	N/A	2,289,298
AAA	1,800[4]		Allegheny Cnty. San. Auth. RB, 5.375%, 12/01/07, MBIA	N/A	1,872,198
BBB+	1,400		Bucks Cnty. Ind. Dev. Auth. RB, Pennswood Vlg. Proj., Ser. A, 6.00%, 10/01/34	10/12 @ 101	1,460,690
AAA	2,500[6]		Delaware Cnty. Hlth. Facs. Auth. RB, Mercy Hlth. Corp. Proj., 6.00%, 12/15/26	ETM	2,575,725
AAA	1,250		Delaware Cnty. Ind. Dev. Auth. Wtr. Facs. RB, 6.00%, 6/01/29, FGIC	06/09 @ 101	1,325,075
			Econ. Dev. Fin. Auth. RB,
A3	1,000		Amtrak Proj., Ser. A, 6.25%, 11/01/31	05/11 @ 101	1,066,050
A3	1,000		Amtrak Proj., Ser. A, 6.375%, 11/01/41	05/11 @ 101	1,070,470
NR7	1,000		Amtrak Proj., Ser. G, 5.125%, 12/01/15	No Opt. Call	972,350
			Higher Edl. Facs. Auth. RB,
AA-	1,250		Lafayette Coll. Proj., 6.00%, 5/01/30	05/10 @ 100	1,331,275
AA	95		Philadelphia Univ. Proj., 6.10%, 6/01/30, RAA	06/10 @ 100	100,764
AA	2,000		Univ. of the Arts Proj., Ser. A, 5.00%, 9/15/33, RAA	09/16 @ 100	2,018,960
AA	1,030		Univ. of PA. Proj., Ser. C, 4.75%, 7/15/35	07/15 @ 100	1,003,076
AAA	1,000		Univ. Pptys. Student Hsg. Proj., A, 5.00%, 8/01/35	08/16 @ 100	1,012,600
A-	1,250		Montgomery Cnty. Ind. Dev. Auth. Retirement Cmnty. RB, 5.25%, 11/15/28	11/08 @ 101	1,250,400
AA	1,000		Pennsylvania St. Univ. RB, 5.00%, 9/01/35	09/15 @ 100	1,020,550
AAA	1,250		Philadelphia Arpt. Sys. RB, Ser. B, 5.40%, 6/15/27, FGIC	06/07 @ 102	1,275,800
AAA	1,250		Philadelphia Pkg. Auth. Pkg. RB, 5.625%, 9/01/18, FSA	09/09 @ 101	1,316,388
			Philadelphia Sch. Dist. GO,
AAA	2,800[4]		Ser. C, 5.50%, 3/01/10, MBIA	N/A	2,945,152
AAA	3,050		Ser. C, 5.75%, 3/01/29, MBIA	03/10 @ 100	3,233,793
AAA	2,000		Pittsburgh Wtr. & Swr. Sys. RB, 5.00%, 9/01/33, MBIA	09/15 @ 100	2,039,620
AAA	2,250		Southeastern Trans. Auth. RB, 5.375%, 3/01/17, FGIC	03/07 @ 102	2,317,005
AAA	840		Washington Cnty. Auth. RB, Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29	No Opt. Call	894,104
					34,391,343
			Puerto Rico—9.4%
Aaa	1,495[4]		Pub. Fin. Corp. RB, Ser. E, 5.50%, 2/01/12	N/A	1,607,469
BBB-	1,250		Indl. Tourist Edl. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	1,234,512
					2,841,981
			Total Long-Term Investments (cost $39,627,137)		41,486,564
			SHORT-TERM INVESTMENTS—17.8%
			Pennsylvania—17.8%
A-1+	1,400[8]		Emmaus Gen. Auth. RB, 3.98%, 7/05/06, FSA, FRWD	N/A	1,400,000
VMIG1	100[8]		Higher Ed. Facs. Auth. RB, St. Sys. Higher Ed. Proj., Ser. A, 3.96%, 7/06/06, MBIA, FRWD	N/A	100,000
			Higher Edl. Asst. Agcy. RB,
VMIG1	500[8]		4.01%, 7/05/06, AMBAC, FRWD	N/A	500,000
A-1+	1,400[8]		Ser. A, 4.01%, 7/05/06, AMBAC, FRWD	N/A	1,400,000
VMIG1	800[8]		Lehigh Cnty. Gen. Purp. Auth. RB, Lehigh Valley Hosp. Proj., 3.89%, 7/03/06, AMBAC, FRDD .	N/A	800,000
A-1	1,200[8]		South Fork Mun. Auth. Hosp. RB, Conemaugh Hlth Sys. Proj., Ser. A, 3.98%,
			7/03/06, MBIA, FRDD	N/A	1,200,000
			Total Short-Term Investments (cost $5,400,000)		5,400,000
			Total Investments—154.9% (cost $45,027,1379)		$ 46,886,564
			Other assets in excess of liabilities—2.9%		888,783
			Preferred shares at redemption value, including dividends payable—(57.8)%		(17,503,356)
			Net Assets Applicable to Common Shareholders—100%		$ 30,271,991

See Notes to Financial Statements.

BlackRock Pennsylvania Strategic Municipal Trust (BPS) (continued)

1 Using the higher of S&P, Moody or Fitch’s rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2006, the Trust held 14.1% of its net assets, with a current market value of $4,253,240, in securities restricted as to resale.

4 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5 Security pledged as collateral.

6 Security is collateralized by municipal or U.S. Treasury obligations.

7 Security is deemed to be of investment grade quality by the investment advisor.

8 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2006.

9 Cost for Federal income tax purposes is $44,972,176. The net unrealized appreciation on a tax basis is $1,914,388, consisting of $2,025,868 gross unrealized appreciation and $111,480 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	RAA	—	Radian Asset Assurance
FRWD	—	Floating Rate Weekly Demand	RB	—	Revenue Bond

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2006

BlackRock Long-Term Municipal Advantage Trust (BTA)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—100.8%
		Municipal Bonds—100.8%
		California—19.6%
A+	$ 10,000	California GO, 5.00%, 2/01/32	08/13 @ 100	$ 10,088,500
NR3	7,000	Irvine Unified Sch. Dist. Fin. Grp. II ST, Ser. A, 5.125%, 9/01/36	09/06 @ 103	6,863,780
BBB	72,945	Stanislaus Cnty. Tobacco Sec. Cap. Apprec. RB, Ser. A, Zero Coupon, 6/01/46	06/16 @ 18.256	6,210,537
BBB+	7,250	Statewide Cmntys. RB, Daughters of Charity Hlth. Proj., Ser. A, 5.00%, 7/01/39	07/15 @ 100	7,123,415
BBB	60,000	Statewide Fin. Auth. Tobacco Settlement Cap. Apprec. RB, Turbo Pooled Prog. A,
		Zero Coupon, 6/01/46	06/16 @ 15.782	5,088,600
				35,374,832
		District of Columbia—13.7%
		Tobacco Settlement Fin. Corp.,
BBB	6,880	Asset Bkd. Bds., 6.25%, 5/15/24	05/11 @ 101	7,276,632
BBB	15,415	RB, 6.50%, 5/15/33	No Opt. Call	17,332,934
				24,609,566
		Florida—1.1%
NR	1,150	Baywinds Cmnty. Dev. Dist. RB, Ser. A, 5.25%, 5/01/37	05/16 @ 100	1,122,964
AAA	865	JEA Wtr. & Swr. Sys. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	837,960
				1,960,924
		Georgia—0.5%
BBB	1,000	Cobb Cnty. Dev. Auth. RB, Waga Sld. Wst. Mgt. Proj., Ser. A, 5.00%, 4/01/33	04/16 @ 101	971,210
		Idaho—2.9%
		Madison Cnty. Hosp. COP,
BBB-	2,145	5.25%, 9/01/26	09/16 @ 100	2,164,734
BBB-	1,000	5.25%, 9/01/30	09/16 @ 100	1,001,330
BBB-	2,000	5.25%, 9/01/37	09/16 @ 100	2,002,660
				5,168,724
		Illinois—10.3%
		Fin. Auth. RB,
A-	14,890	Illinois Inst. of Technology Proj., Ser. A, 5.00%, 4/01/36	04/16 @ 100	14,684,667
BBB-	4,000	Proctor Hosp. Proj., 5.125%, 1/01/25	01/16 @ 100	3,939,200
				18,623,867
		Indiana—2.8%
Baa2	5,000	Delaware Cnty. Hosp. Auth. RB, Cardinal Hlth. Sys. Proj., 5.25%, 8/01/36	08/16 @ 100	4,969,850
		Montana—2.2%
		Two Rivers Auth, Inc. RB,
NR	1,500	7.25%, 11/01/21	11/11 @ 107	1,455,570
NR	2,600	7.375%, 11/01/27	11/11 @ 107	2,514,512
				3,970,082
		Nevada—3.6%
NR	6,600	Henderson Local Impvt. Dist. No. T-18 SA, 5.30%, 9/01/35	09/06 @ 103	6,446,814
		New Hampshire—2.7%
BBB	5,000	St. Business Fin. Auth. RB, Wst. Mgmt., Inc. Proj., 5.20%, 5/01/27	05/16 @ 101	4,949,450
		New Jersey—4.2%
BBB	7,335	Tobacco Settlement Fin. Corp. Asset Bkd. Bds., 5.75%, 6/01/32	06/12 @ 100	7,634,048
		New Mexico—8.1%
BBB	15,000	Farmington PCRB, San Juan Proj., Ser. B, 4.875%, 4/01/33	04/16 @ 101	14,573,250
		New York—7.2%
BBB	5,000	Nassau Cnty. Tobacco Settlement Corp. Asset Bkd. Bds., Ser. A2, Zero Coupon, 6/01/26	06/16 @ 100	4,271,750
B	7,600	New York City Indl. Dev. Agcy. RB American Airlines, JFK Intl. Arpt. Proj., 7.625%, 8/01/25	08/16 @ 101	8,777,316
				13,049,066

See Notes to Financial Statements.

BlackRock Long-Term Municipal Advantage Trust (BTA) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Puerto Rico—3.7%
BBB-	$ 6,825	Indl. Tourist Edl. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/36	03/16 @ 100	$ 6,629,396
		Texas—14.7%
BBB	10,000	Alliance Arpt. Auth., Inc. Spl. Fac. RB, FedEx Corp. Proj., 4.85%, 4/01/21	04/16 @ 100	9,772,800
Baa2	10,000	Brazos River Auth. PCRB, 5.00%, 3/01/41	03/11 @ 100	9,802,900
AAA	7,000	Dallas/Fort Worth Intl. Arpt. Facs. Impvt. Corp. RB, Ser. A, 5.00%, 11/01/35, FSA	11/08 @ 100	7,005,600
				26,581,300
		Virginia—3.5%
		Peninsula Ports Auth. RB, Baptist Homes Proj.,
NR	3,250	Ser. C, 5.375%, 12/01/26	12/16 @ 100	3,248,115
NR	3,000	Ser. C, 5.40%, 12/01/33	12/16 @ 100	2,983,830
				6,231,945
		Total Municipal Bonds		181,744,324
		Tender Obligation Municipal Bonds—0.0%
		California—0.0%
AAA	5[4]	Golden St. Tobacco Sec. RITES, Ser. 1271, 6/01/45, AMBAC	06/15 @ 100	—
AAA	5[4]	Univ. of California RITES, Ser. 1274, 5/15/38, MBIA	05/13 @ 101	—
				—
		Georgia—0.0%
AAA	5[4]	Atlanta Arpt. Passenger Fac. RITES, Ser. 1283, 1/01/33, FSA	07/14 @ 100	—
AAA	5[4]	Atlanta Wtr. & Wstwtr. RITES, Ser. 1273, 11/01/43, FSA	11/14 @ 100	—
				—
		Illinois—0.0%
AAA	5[4]	Chicago O’Hare Intl. Arpt. RITES, Ser. 1284, 1/01/33, FGIC	01/16 @ 100	—
		Indiana—0.0%
		Carmel Ind. Redev. Auth. Lease RITES,
AA	5[4]	Ser. 1275, 2/01/33	02/16 @ 100	—
AA	5[4]	Ser. 1275, 2/01/33	02/16 @ 100	—
				—
		Nebraska—0.0%
AAA	5[4]	Omaha Pub. Pwr. Dist. Elec. RITES, Ser. 1289, 2/01/36, FGIC	02/16 @ 100	—
		New York—0.0%
Aa3	5[4]	Liberty Dev. Corp. RITES, Ser. 1288, 10/01/35	No Opt. Call	—
Aa2	5[4]	New York City Mun. Wtr. Fin. Auth. RITES, Ser. 1314, 6/15/39	06/15 @ 100	—
				—
		North Carolina—0.0%
AA	5[4]	Charlotte Mecklenberg Hosp. RITES, Ser. 1272, 1/15/45	01/15 @ 100	—
AA+	5[4]	Univ. of No. Carolina Chapel Hill RITES, Ser. 1287, 12/01/34	12/15 @ 100	—
				—
		South Carolina—0.0%
Aaa	5[4]	Transp. Infrastructure Bank RITES, Ser. 1285, 10/01/33, AMBAC	10/13 @ 100	—
		Texas—0.0%
AAA	5[4]	New Caney Indpt. Sch. Dist. RITES, Ser. 1286, 2/15/35	02/16 @ 100	—
		Total Long-Term Investments (cost $185,293,238)		181,744,324
		SHORT TERM INVESTMENTS—1.2%
		Nebraska—0.1%
A-1+	141	American Pub. Energy Agcy., Gas Sply. RB, 3.99%, 7/06/06, FRWD	NA	141,000

See Notes to Financial Statements.

BlackRock Long-Term Municipal Advantage Trust (BTA) (continued)

Shares
(000)	Description	Value
	Money Market Fund—1.1%
2,050	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 2,050,000
	Total Short-term Investments (cost $2,191,000)	2,191,000
	Total Investments—102.0% (cost $187,484,2385)	$ 183,935,324
	Liabilities in excess of other assets—(2.0)%	(3,576,999)
	Net Assets Applicable to Common Shareholders—100%	$ 180,358,325

1 Using the higher of S&P, Moody or Fitch rating.

2 Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is deemed to be of investment grade quality by the investment advisor.

4 Residual Interest/Tax Exempt Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

5 Cost for Federal income tax purposes is $187,484,165. The net unrealized depreciation on a tax basis is $3,548,841, consisting of $6,082,769 gross unrealized appreciation and $9,631,610 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	PCRB	—	Pollution Control Revenue Bond
COP	—	Certificate of Participation	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	RITES	—	Residual Interest Tax Exempt Bonds
FSA	—	Financial Security Assurance	SA	—	Special Assessment
GO	—	General Obligation	ST	—	Special Tax
MBIA	—	Municipal Bond Insurance Assoc.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
June 30, 2006

	Insured	Insured
	Municipal 2008	Municipal	Municipal 2018	Municipal 2020
	Term Trust	Term Trust	Term Trust	Term Trust
	(BRM)	(BMT)	(BPK)	(BKK)

Assets
Investments at value[1]	$682,770,180	$428,307,811	$381,665,951	$478,718,262
Investments in affiliates	168,377	121,751	47,954	32,742
Cash	535,097	535,409	540,050	516,282
Receivable from investments sold	3,070,658	1,824,078	—	1,000,000
Interest receivable	7,489,757	3,928,176	4,746,119	5,428,965
Unrealized appreciation on swaps	—	—	1,095,332	1,373,064
Other assets	39,064	19,020	18,290	31,792
	694,073,133	434,736,245	388,113,696	487,101,107

Liabilities
Payable for investments purchased	—	—	—	—
Cash with brokers as collateral	—	—	1,102,118	1,252,679
Dividends payable—common shares	1,802,469	787,363	1,201,056	1,340,677
Investment advisory fee payable	199,480	125,179	127,295	199,834
Administration fee payable	56,994	35,766	—	—
Deferred Trustees’ fees	168,377	121,751	47,954	32,742
Payable to affiliates	47,440	39,687	26,261	21,668
Other accrued expenses	213,636	124,695	118,460	102,160
	2,488,396	1,234,441	2,623,144	2,949,760

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including
dividends payable[2]	271,125,237	170,595,847	137,621,962	177,667,551

Net Assets Applicable to Common
Shareholders	$420,459,500	$262,905,957	$247,868,590	$306,483,796
Composition of Net Assets Applicable to
Common Shareholders:
Par value[3]	$272,071	$258,856	$15,908	$20,237
Paid-in capital in excess of par	377,589,494	239,251,319	225,641,716	287,166,281
Undistributed net investment income	36,328,517	15,410,172	17,712,147	1,848,954
Accumulated net realized gain (loss)	(241,635)	22,243	(13,560,970)	(808,035)
Net unrealized appreciation	6,511,053	7,963,367	18,059,789	18,256,359
Net assets applicable to common shareholders,
June 30, 2006	$420,459,500	$262,905,957	$247,868,590	$306,483,796

Net asset value per common share[4]	$15.45	$10.16	$15.58	$15.15

[1] Investments at cost	$676,259,127	$420,344,443	$364,701,494	$461,834,967
[2] Preferred shares outstanding	10,840	6,816	5,504	7,104
[3] Par value per share	0.010	0.010	0.001	0.001
[4] Common shares outstanding	27,207,093	25,885,639	15,908,028	20,236,628

See Notes to Financial Statements.

		California
Municipal	Strategic	Insured	California	Florida Insured	Florida
Target	Municipal	Municipal 2008	Municipal 2018	Municipal 2008	Municipal 2020
Term Trust	Trust	Term Trust	Term Trust	Term Trust	Term Trust
(BMN)	(BSD)	(BFC)	(BJZ)	(BRF)	(BFO)

$458,673,070	$172,398,413	$261,644,415	$149,608,111	$198,658,233	$128,852,779
148,524	33,771	57,823	14,114	46,215	7,345
503,853	516,806	506,984	531,670	514,550	546,365
—	165,402	—	—	10,506,545	145,000
1,643,374	2,082,898	3,257,118	1,846,750	2,891,625	1,376,484
—	463,447	—	390,019	—	377,136
27,788	18,028	29,694	14,346	20,237	18,234
460,996,609	175,678,765	265,496,034	152,405,010	212,637,405	131,323,343

—	1,186,972	—	—	—	—
—	600,084	—	—	—	—
1,413,406	665,146	669,956	394,023	326,516	309,393
131,976	64,406	76,427	50,153	61,191	54,033
73,694	—	21,836	—	17,485	—
148,524	33,772	57,823	14,114	46,215	7,345
57,173	10,454	23,609	11,923	17,683	7,596
295,962	71,518	105,552	72,462	87,651	87,414
2,120,735	2,632,352	955,203	542,675	556,741	465,781

—	62,013,483	104,593,465	55,545,634	84,158,415	48,924,981

$458,875,874	$111,032,930	$159,947,366	$96,316,701	$127,922,249	$81,932,581

$454,106	$7,259	$104,071	$6,433	$87,071	$5,562
420,179,598	102,871,895	144,174,166	91,213,865	120,583,337	78,885,738
34,004,297	3,886,625	13,531,165	4,488,868	7,012,531	25,759
4,207,187	(3,651,518)	—	(3,005,994)	20,001	(703,402)
30,686	7,918,669	2,137,964	3,613,529	219,309	3,718,924

$458,875,874	$111,032,930	$159,947,366	$96,316,701	$127,922,249	$81,932,581

$10.11	$15.29	$15.37	$14.97	$14.69	$14.73

$458,642,384	$164,943,190	$259,506,451	$146,384,601	$198,438,924	$125,510,990
—	2,480	4,182	2,221	3,366	1,956
0.010	0.001	0.010	0.001	0.010	0.001
45,410,639	7,259,444	10,407,093	6,433,028	8,707,093	5,562,128

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited) (continued)
June 30, 2006

	New York		Pennsylvania	Long-Term
	Insured	New York	Strategic	Municipal
	Municipal 2008	Municipal 2018	Municipal	Advantage
	Term Trust	Term Trust	Trust	Trust
	(BLN)	(BLH)	(BPS)	(BTA)

Assets
Investments at value[1]	$278,633,542	$87,882,465	$46,886,564	$183,935,324
Investments in affiliates	68,624	12,611	19,501	—
Cash	512,651	503,554	443,166	533,092
Receivable from investments sold	415,000	—	—	—
Interest receivable	3,341,839	1,260,184	555,803	2,323,193
Unrealized appreciation on swaps	—	219,048	111,646	—
Other assets	24,294	13,300	4,068	7,291
	282,995,950	89,891,162	48,020,748	186,798,900

Liabilities
Unrealized depreciation on swaps	—	—	—	5,390,680
Dividends payable—common shares	513,324	222,523	152,364	912,957
Investment advisory fee payable	81,359	29,574	17,437	90,647
Administration fee payable	23,245	—	—	—
Deferred Trustees’ fees	68,624	12,612	19,500	—
Payable to affiliates	26,572	6,153	2,598	2,528
Other accrued expenses	112,186	40,789	53,502	43,763
	825,310	311,651	245,401	6,440,575

Preferred Shares at Redemption Value
$25,000 liquidation value per share,
including dividends payable[2]	109,650,884	31,409,034	17,503,356	—

Net Assets Applicable to Common
Shareholders	$172,519,756	$58,170,477	$30,271,991	$180,358,325
Composition of Net Assets Applicable to Common
Shareholders:
Par value[3]	$112,571	$3,633	$2,018	$13,279
Paid-in capital in excess of par	155,947,555	51,482,732	28,402,463	189,852,969
Undistributed net investment income	12,695,615	3,309,056	624,634	177,476
Accumulated net realized gain (loss)	25,542	(1,208,389)	(728,197)	(745,805)
Net unrealized appreciation (depreciation)	3,738,473	4,583,445	1,971,073	(8,939,594)
Net assets applicable to common shareholders,
June 30, 2006	$172,519,756	$58,170,477	$30,271,991	$180,358,325

Net asset value per common share[4]	$15.33	$16.01	$15.00	$13.58

[1] Investments at cost	$274,895,069	$83,518,068	$45,027,137	$187,484,238
[2] Preferred shares outstanding	4,382	1,256	700	—
[3] Par value per share	0.010	0.001	0.001	0.001
[4] Common shares outstanding	11,257,093	3,633,028	2,018,066	13,279,378

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (unaudited)
For the six months ended June 30, 2006

	Insured	Insured	Municipal	Municipal
	Municipal 2008	Municipal	2018 Term	2020 Term
	Term Trust	Term Trust	Trust	Trust
	(BRM)	(BMT)	(BPK)	(BKK)

Investment Income
Interest income	$14,942,687	$9,234,555	$10,281,598	$12,754,558
Income from affiliates	4,736	3,963	1,832	895
Total investment income	14,947,423	9,238,518	10,283,430	12,755,453

Expenses
Investment advisory	1,210,898	760,810	768,396	1,208,808
Administration	345,971	217,374	—	—
Transfer agent	10,317	11,765	7,421	7,964
Custodian	60,106	39,211	37,404	51,882
Reports to shareholders	49,253	32,703	25,903	27,981
Directors/Trustees	21,675	13,834	14,707	17,390
Registration	8,300	8,201	8,201	8,201
Independent accountants	21,119	20,351	19,113	19,617
Legal	42,530	26,620	21,805	27,183
Insurance	23,608	14,809	13,069	16,451
Auction agent	347,440	217,720	177,447	228,758
Deferred Trustees’ fees	4,736	3,963	1,832	895
Miscellaneous	39,844	17,500	21,390	24,834
Total expenses excluding interest expense and
excise tax	2,185,797	1,384,861	1,116,688	1,639,964
Interest expense	—	—	6,342	12,690
Total expenses	2,185,797	1,384,861	1,123,030	1,652,654
Less fees paid indirectly	(7,969)	(8,866)	(10,465)	(6,632)
Net expenses	2,177,828	1,375,995	1,112,565	1,646,022
Net investment income	12,769,595	7,862,523	9,170,865	11,109,431

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments	53,145	3,340	213,453	400,821
Futures and swaps	—	—	1,186,725	1,484,199
	53,145	3,340	1,400,178	1,885,020
Net change in unrealized appreciation/depreciation on:
Investments	(9,830,954)	(7,380,227)	(4,908,127)	(6,941,251)
Futures and swaps	—	—	1,704,432	2,138,975
	(9,830,954)	(7,380,227)	(3,203,695)	(4,802,276)
Net loss	(9,777,809)	(7,376,887)	(1,803,517)	(2,917,256)

Dividends from Net Investment Income to
Preferred Shareholders	(4,123,301)	(2,605,134)	(2,182,874)	(2,810,672)

Net Increase (Decrease) in Net Assets
Applicaple to Common Shareholders
Resulting from Operations	$(1,131,515)	$(2,119,498)	$5,184,474	$5,381,503

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (unaudited) (continued)
For the six months ended June 30, 2006

	Municipal	Strategic	California Insured	California
	Target	Municipal	Municipal 2008	Municipal 2018
	Term Trust	Trust	Term Trust	Term Trust
	(BMN)	(BSD)	(BFC)	(BJZ)

Investment Income
Interest income	$10,110,376	$4,467,633	$5,653,808	$3,728,017
Other Income from affiliates	6,733	843	1,656	655
Total investment income	10,117,109	4,468,476	5,655,464	3,728,672

Expenses
Investment advisory	846,402	521,469	464,326	303,750
Administration	169,281	—	132,665	—
Transfer agent	12,851	7,421	8,507	7,421
Custodian	73,635	38,767	26,690	17,013
Reports to shareholders	52,722	15,338	18,239	10,630
Directors/Trustees	23,471	7,938	11,255	7,369
Registration	13,853	8,212	8,201	8,201
Independent accountants	22,610	18,002	18,264	18,501
Legal	42,978	15,128	20,439	10,444
Insurance	19,573	5,943	9,062	5,174
Organization	—	—	—	—
Auction agent	41,676	81,758	140,819	72,762
Deferred Trustees’ fees	6,733	843	1,656	655
Miscellaneous	79,437	12,509	20,924	15,684
Total expenses excluding interest expense	1,405,222	733,328	881,047	477,604
Interest expense	—	84	—	—
Total expenses	1,405,222	733,412	881,047	477,604
Less fees waived by Advisor	—	(130,367)	—	—
Less fees paid indirectly	(68,233)	(25,341)	(10,840)	(10,002)
Net expenses	1,336,989	577,704	870,207	467,602
Net investment income	8,780,120	3,890,772	4,785,257	3,261,070

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	4,222,366	(268,047)	—	21,154
Futures and swaps	—	507,321	—	428,943
	4,222,366	239,274	—	450,097
Net change in unrealized appreciation/depreciation on:
Investments	(6,594,990)	(2,673,480)	(4,392,476)	(2,646,460)
Futures and swaps	—	724,496	—	609,835
	(6,594,990)	(1,948,984)	(4,392,476)	(2,036,625)
Net loss	(2,372,624)	(1,709,710)	(4,392,476)	(1,586,528)

Dividends from Net Investment Income to
Preferred Shareholders	(374,430)	(988,861)	(1,522,744)	(817,217)

Net Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Resulting from Operations	$6,033,066	$1,192,201	$(1,129,963)	$857,325

1 Commencement of investment operations for Long-Term Municipal Advantage Trust was February 28, 2006. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts’ statements are for the six month period.

See Notes to Financial Statements.

					Long-Term
Florida Insured	Florida	New York Insured	New York	Pennsylvania	Municipal
Municipal 2008	Municipal 2020	Municipal 2008	Municipal 2018	Strategic	Advantage
Term Trust	Term Trust	Term Trust	Term Trust	Municipal Trust	Trust
(BRF)	(BFO)	(BLN)	(BLH)	(BPS)	(BTA)[1]

$4,174,781	$3,207,322	$6,163,661	$2,312,986	$1,190,129	$3,417,300
1,412	190	3,049	477	430	—
4,176,193	3,207,512	6,166,710	2,313,463	1,190,559	3,417,300

370,678	326,820	493,618	178,760	143,205	621,788
105,908	—	141,034	—	—	—
8,704	7,783	8,869	7,421	7,421	5,561
28,435	25,251	38,141	18,208	14,242	45,274
15,396	11,192	19,997	7,742	5,846	12,530
9,729	7,272	11,740	7,091	6,742	7,296
8,201	8,201	8,201	8,201	597	6,737
17,742	18,287	18,339	18,251	12,698	13,471
15,432	10,201	20,616	5,383	4,927	12,806
7,222	4,449	9,618	3,045	1,630	8,541
—	—	—	—	—	39,000
107,989	63,457	142,072	42,441	26,527	—
1,412	191	3,049	477	430	—
18,058	15,022	21,585	12,195	9,472	5,898
714,906	498,126	936,879	309,215	233,737	778,902
—	—	—	—	—	—
714,906	498,126	936,879	309,215	233,737	778,902
—	—	—	—	(35,801)	(248,715)
(11,137)	(10,771)	(10,755)	(9,709)	(9,382)	(28,592)
703,769	487,355	926,124	299,506	188,554	501,595
3,472,424	2,720,157	5,240,586	2,013,957	1,002,005	2,915,705

—	(10,506)	(2,060)	—	61,561	(745,805)
—	400,304	—	240,040	113,050	—
—	389,798	(2,060)	240,040	174,611	(745,805)

(2,857,872)	(2,012,091)	(4,192,475)	(1,167,926)	(709,333)	(3,548,914)
—	583,070	—	343,985	169,630	(5,390,680)
(2,857,872)	(1,429,021)	(4,192,475)	(823,941)	(539,703)	(8,939,594)
(2,857,872)	(1,039,223)	(4,194,535)	(583,901)	(365,092)	(9,685,399)

(1,271,367)	(767,484)	(1,626,675)	(449,833)	(273,578)	—

$(656,815)	$913,450	$(580,624)	$980,223	$363,335	$(6,769,694)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2006 (unaudited) and the year ended December 31, 2005

	Insured		Insured
	Municipal 2008 Term Trust		Municipal Term Trust
	(BRM)		(BMT)
	2006	2005	2006	2005
Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Operations:
Net investment income	$12,769,595	$24,641,861	$7,862,523	$15,273,997
Net realized gain (loss)	53,145	(2,400)	3,340	226,726
Net change in unrealized appreciation/depreciation	(9,830,954)	(20,407,431)	(7,380,227)	(10,475,635)
Dividends and distributions to preferred
shareholders from:
Net investment income	(4,123,301)	(5,856,777)	(2,605,134)	(3,769,757)
Net realized gains	—	—	—	(94,031)
Net increase (decrease) in net assets resulting
from operations	(1,131,515)	(1,624,747)	(2,119,498)	1,161,300
Dividends and Distributions to Common
Shareholders from:
Net investment income	(10,814,822)	(21,629,646)	(6,989,176)	(14,884,351)
Net realized gains	—	—	—	(391,780)
Total dividends and distributions	(10,814,822)	(21,629,646)	(6,989,176)	(15,276,131)
Capital Share Transactions:
Reinvestment of common dividends	—	—	—	—
Net proceeds from capital share transactions	—	—	—	—
Total increase	(11,946,337)	(23,254,393)	(9,108,674)	(14,114,831)
Net Assets Applicable to
Common Shareholders
Beginning of period	432,405,837	455,660,230	272,014,631	286,129,462
End of period	$420,459,500	$432,405,837	$262,905,957	$272,014,631
End of period undistributed net investment income	$36,328,517	$38,497,045	$15,410,172	$17,141,959

See Notes to Financial Statements.

Municipal		Municipal		Municipal		Strategic
2018 Term Trust		2020 Term Trust		Target Term Trust		Municipal Trust
(BPK)		(BKK)		(BMN)		(BSD)
2006	2005	2006	2005	2006	2005	2006	2005

$9,170,865	$18,971,183	$11,109,431	$22,369,679	$8,780,120	$24,626,249	$3,890,772	$8,234,349
1,400,178	(6,238,370)	1,885,020	234,951	4,222,366	(15,190)	239,274	2,599,022
(3,203,695)	2,205,469	(4,802,276)	7,670,839	(6,594,990)	(18,090,760)	(1,948,984)	(2,090,681)

(2,182,874)	(3,197,120)	(2,810,672)	(4,116,677)	(374,430)	(4,805,518)	(988,861)	(1,435,533)
—	—	—	—	—	(9,199)	—	—

5,184,474	11,741,162	5,381,503	26,158,792	6,033,066	1,705,582	1,192,201	7,307,157

(7,206,337)	(13,410,468)	(8,044,060)	(17,529,979)	(8,480,441)	(19,378,995)	(3,988,844)	(7,442,211)
—	—	—	—	—	(44,957)	—	—
(7,206,337)	(13,410,468)	(8,044,060)	(17,529,979)	(8,480,441)	(19,423,952)	(3,988,844)	(7,442,211)

—	—	—	—	—	—	145,713	132,779
—	—	—	—	—	—	145,713	132,779
(2,021,863)	(1,669,306)	(2,662,557)	8,628,813	(2,447,375)	(17,718,370)	(2,650,930)	(2,275)

249,890,453	251,559,759	309,146,353	300,517,540	461,323,249	479,041,619	113,683,860	113,686,135
$247,868,590	$249,890,453	$306,483,796	$309,146,353	$458,875,874	$461,323,249	$111,032,930	$113,683,860
$17,712,147	$17,930,493	$1,848,954	$1,594,255	$34,004,297	$34,079,048	$3,886,625	$4,973,558

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the six months ended June 30, 2006 (unaudited) and the year ended December 31, 2005

	California Insured		California
	Municipal 2008 Term Trust		Municipal 2018 Term Trust
	(BFC)		(BJZ)
	2006	2005	2006	2005
Increase (Decrease) in Net Assets
Applicable to Common Shareholders

Operations:
Net investment income	$4,785,257	$9,410,731	$3,261,070	$6,249,720
Net realized gain (loss)	—	—	450,097	(196,292)
Net change in unrealized appreciation/depreciation	(4,392,476)	(8,530,659)	(2,036,625)	51,197
Dividends and distributions to preferred
shareholders from:
Net investment income	(1,522,744)	(2,084,590)	(817,217)	(1,142,679)
Net realized gains	—	(12,763)	—	—
Net increase (decrease) in net assets resulting
from operations	(1,129,963)	(1,217,281)	857,325	4,961,946

Dividends and Distributions to Common
Shareholders from:
Net investment income	(4,019,740)	(8,039,481)	(2,364,138)	(4,728,276)
Net realized gains	—	(54,533)	—	—
Total dividends and distributions	(4,019,740)	(8,094,014)	(2,364,138)	(4,728,276)

Capital Share Transactions:
Total increase (decrease)	(5,149,703)	(9,311,295)	(1,506,813)	233,670

Net Assets Applicable to
Common Shareholders
Beginning of period	165,097,069	174,408,364	97,823,514	97,589,844
End of period	$159,947,366	$165,097,069	$96,316,701	$97,823,514
End of period undistributed (distributions in excess of)
net investment income	$13,531,165	$14,288,392	$4,488,868	$4,409,153

See Notes to Financial Statements.

Florida Insured		Florida Municipal		New York Insured		New York
Municipal 2008 Term Trust		2020 Term Trust		Municipal 2008 Term Trust		Municipal 2018 Term Trust
(BRF)		(BFO)		(BLN)		(BLH)
2006	2005	2006	2005	2006	2005	2006	2005

$3,472,424	$6,809,157	$2,720,157	$5,436,626	$5,240,586	$10,168,052	$2,013,957	$3,930,167
—	88,503	389,798	56,090	(2,060)	27,602	240,040	171,272
(2,857,872)	(5,953,913)	(1,429,021)	1,629,993	(4,192,475)	(8,711,114)	(823,941)	410,410

(1,271,367)	(1,908,083)	(767,484)	(1,090,002)	(1,626,675)	(2,262,552)	(449,833)	(619,624)
—	(16,356)	—	(35,017)	—	(14,078)	—	—

(656,815)	(980,692)	913,450	5,997,690	(580,624)	(792,090)	980,223	3,892,225

(2,394,451)	(6,530,321)	(1,856,360)	(4,192,475)	(4,031,166)	(8,442,822)	(1,335,138)	(2,670,276)
—	(57,876)	—	(320,969)	—	(57,749)	—	—
(2,394,451)	(6,588,197)	(1,856,360)	(4,513,444)	(4,031,166)	(8,500,571)	(1,335,138)	(2,670,276)

(3,051,266)	(7,568,889)	(942,910)	1,484,246	(4,611,790)	(9,292,661)	(354,915)	1,221,949

130,973,515	138,542,404	82,875,491	81,391,245	177,131,546	186,424,207	58,525,392	57,303,443
$127,922,249	$130,973,515	$81,932,581	$82,875,491	$172,519,756	$177,131,546	$58,170,477	$58,525,392
$7,012,531	$7,205,925	$25,759	$(70,554)	$12,695,615	$13,112,870	$3,309,056	$3,080,070

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the six months ended June 30, 2006 (unaudited) and the year ended December 31, 2005

	Pennsylvania		Long-Term
	Strategic Municipal Trust		Municipal Advantage Trust
	(BPS)		(BTA)
	2006	2005	2006[1]
Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Operations:
Net investment income	$1,002,005	$1,964,401	$2,915,705
Net realized gain (loss)	174,611	196,363	(745,805)
Net change in unrealized depreciation	(539,703)	(1,047,091)	(8,939,594)
Dividends to preferred shareholders
from net investment income	(273,578)	(380,143)	—
Net increase in net assets resulting
from operations	363,335	733,530	(6,769,694)
Dividends to Common Shareholders from:
Net investment income	(913,909)	(1,807,728)	(2,738,229)
Capital Share Transactions:
Net proceeds from the issuance of common shares	—	—	186,584,810
Net proceeds from the underwriters’ over-allotment
option exercised	—	—	3,216,375
Reinvestment of common dividends	22,019	17,613	65,063
Net proceeds from capital share transactions	22,019	17,613	189,866,248
Total increase (decrease)	(528,555)	(1,056,585)	180,358,325
Net Assets Applicable to
Common Shareholders
Beginning of period	30,800,546	31,857,131	—
End of period	$30,271,991	$30,800,546	$180,358,325
End of period undistributed net investment income	$624,634	$810,116	$177,476

1 Commencement of investment operations for Long-Term Municipal Advantage Trust was February 28, 2006. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts’ statements are for the six month period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Insured Municipal 2008 Term Trust (BRM)

	Six Months Ended
	June 30, 2006	Year Ended December 31,
	(unaudited)	2005	2004	2003	2002	2001
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.89	$16.75	$17.38	$17.62	$16.80	$16.62
Investment operations:
Net investment income	0.47	0.91	0.97	1.07	1.26	1.33
Net realized and unrealized gain (loss)	(0.36)	(0.75)	(0.55)	(0.07)	0.53	(0.08)
Dividends and distributions to preferred
shareholders from:
Net investment income	(0.15)	(0.22)	(0.10)	(0.08)	(0.13)	(0.27)
Net realized gain on investments	—	—	(0.01)	(0.01)	(0.01)	—
Net increase (decrease) from
investment operations	(0.04)	(0.06)	0.31	0.91	1.65	0.98
Dividends and distributions to common
shareholders from:
Net investment income	(0.40)	(0.80)	(0.88)	(1.02)	(0.79)	(0.80)
Net realized gain	—	—	(0.06)	(0.13)	(0.04)	—

Total dividends and distributions	(0.40)	(0.80)	(0.94)	(1.15)	(0.83)	(0.80)
Net asset value, end of period	$15.45	$15.89	$16.75	$17.38	$17.62	$16.80
Market price, end of period	$15.16	$15.30	$16.31	$17.27	$16.58	$15.70
TOTAL INVESTMENT RETURN[1]	1.65%	(1.41)%	(0.09)%	11.29%	11.15%	11.06%
RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.03%[3]	1.03%	0.99%	0.98%	0.98%	1.01%
Expenses after fees waived and before fees
paid indirectly	1.03%[3]	1.03%	1.00%	0.98%	0.98%	1.02%
Expenses before fees waived
and paid indirectly	1.03%[3]	1.03%	1.00%	0.98%	0.98%	1.02%
Net investment income after fees waived and
paid indirectly and before preferred share
dividends	6.04%[3]	5.58%	5.66%	6.03%	7.34%	7.87%
Preferred share dividends	1.95%[3]	1.33%	0.57%	0.47%	0.73%	1.60%
Net investment income available to common
shareholders	4.09%[3]	4.25%	5.09%	5.56%	6.61%	6.27%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$426,676	$441,822	$464,135	$480,887	$468,417	$460,153
Portfolio turnover	—	3%	4%	18%	23%	3%
Net assets of common shareholders,
end of period (000)	$420,460	$432,406	$455,660	$472,785	$479,390	$457,070
Preferred shares outstanding (000)	$271,000	$271,000	$271,000	$271,000	$271,000	$271,000
Asset coverage per preferred share,
end of period	$63,799	$64,902	$67,041	$68,622	$69,235	$67,178

1 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

2 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

3 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Insured Municipal Term Trust (BMT)

	Six Months Ended
	June 30, 2006	Year Ended December 31,
	(unaudited)	2005	2004	2003	2002	2001
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$10.51	$11.05	$11.40	$11.29	$10.85	$10.85
Investment operations:
Net investment income	0.30	0.59	0.67	0.73	0.81	0.89
Net realized and unrealized gain (loss)	(0.28)	(0.38)	(0.34)	0.10	0.41	(0.12)
Dividends and distributions to preferred
shareholders from:
Net investment income	(0.10)	(0.15)	(0.07)	(0.06)	(0.08)	(0.18)
Net realized gain on investments	—	— [1]	— [1]	— [1]	(0.02)	(0.01)
Net increase (decrease) from
investment operations	(0.08)	0.06	0.26	0.77	1.12	0.58
Dividends and distributions to common
shareholders from:
Net investment income	(0.27)	(0.58)	(0.58)	(0.64)	(0.58)	(0.57)
Net realized gain	—	(0.02)	(0.03)	(0.02)	(0.10)	(0.02)
Total dividends and distributions	(0.27)	(0.60)	(0.61)	(0.66)	(0.68)	(0.59)
Capital charges with respect to issuance of
preferred shares	—	—	—	—	—	0.01

Net asset value, end of period	$10.16	$10.51	$11.05	$11.40	$11.29	$10.85
Market price, end of period	$9.39	$10.36	$11.30	$11.06	$10.94	$10.63
TOTAL INVESTMENT RETURN[2]	(7.02)%	(3.26)%	7.92%	7.28%	9.51%	7.73%
RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	1.04%[4]	1.04%	1.02%	1.02%	1.05%	1.06%
Expenses after fees waived and before fees
paid indirectly	1.04%[4]	1.05%	1.02%	1.02%	1.06%	1.06%
Expenses before fees waived and paid indirectly	1.04%[4]	1.05%	1.02%	1.02%	1.06%	1.06%
Net investment income after fees waived and
paid indirectly and before preferred share
dividends	5.92%[4]	5.48%	6.04%	6.36%	7.32%	8.12%
Preferred share dividends	1.96%[4]	1.35%	0.66%	0.50%	0.70%	1.68%
Net investment income available to
common shareholders	3.96%[4]	4.13%	5.38%	5.86%	6.62%	6.44%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$267,952	$278,492	$289,091	$293,334	$287,692	$284,390
Portfolio turnover	—	—	1%	11%	36%	7%
Net assets of common shareholders,
end of period (000)	$262,906	$272,015	$286,129	$295,028	$292,371	$280,743
Preferred shares outstanding (000)	$170,400	$170,400	$170,400	$170,400	$170,400	$170,400
Asset coverage per preferred share,
end of period	$63,601	$64,924	$66,987	$68,288	$67,895	$66,195

1 Amounted to less than $0.01 per common share outstanding.

2 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

3 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

4 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal 2018 Term Trust (BPK)

						For the period
	Six Months Ended					October 30, 2001[1]
	June 30, 2006	Year Ended December 31,				through
	(unaudited)	2005	2004	2003	2002	December 31, 2001[2]
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.71	$15.81	$15.53	$14.66	$13.66	$14.33 [3]
Investment operations:
Net investment income	0.58	1.19	1.21	1.21	1.17	0.10
Net realized and unrealized gain (loss)	(0.12)	(0.25)	(0.05)	0.52	0.73	(0.55)
Dividends to preferred shareholders from
net investment income	(0.14)	(0.20)	(0.10)	(0.08)	(0.12)	(0.01)
Net increase (decrease) from investment
operations	0.32	0.74	1.06	1.65	1.78	(0.46)
Dividends to common shareholders from
net investment income	(0.45)	(0.84)	(0.78)	(0.78)	(0.78)	(0.07)
Capital charges with respect to issuance of:
Common shares	—	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	—	(0.11)
Total capital charges	—	—	—	—	—	(0.14)
Net asset value, end of period	$15.58	$15.71	$15.81	$15.53	$14.66	$13.66
Market price, end of period	$15.64	$15.71	$15.16	$14.36	$13.43	$13.06
TOTAL INVESTMENT RETURN[4]	2.40%	9.35%	11.27%	12.92%	8.84%	(12.51)%
RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid
indirectly	0.90%[6]	0.91%	0.91%	0.93%	0.92%	0.93%[6]
Expenses after fees waived and before
fees paid indirectly	0.91%[6]	0.91%	0.91%	0.94%	0.94%	0.93%[6]
Expenses before fees waived and paid
indirectly	0.91%[6]	0.91%	0.91%	0.94%	0.94%	0.93%[6]
Net investment income after fees waived
and paid indirectly and before preferred
share dividends	7.40%[6]	7.53%	7.83%	8.21%	8.14%	4.39%[6]
Preferred share dividends	1.76%[6]	1.27%	0.64%	0.57%	0.84%	0.28%[6]
Net investment income available to
common shareholders	5.64%[6]	6.26%	7.19%	7.64%	7.30%	4.11%[6]
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$249,782	$252,013	$246,602	$235,575	$227,674	$206,486
Portfolio turnover	5%	15%	31%	15%	53%	—
Net assets of common shareholders,
end of period (000)	$247,869	$249,890	$251,560	$247,032	$233,233	$217,229
Preferred shares outstanding (000)	$137,600	$137,600	$137,600	$137,600	$137,600	$137,600
Asset coverage per preferred share,
end of period	$70,038	$70,407	$70,736	$69,887	$67,381	$64,485

1 Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2 Calculated using the average shares outstanding method.

3 Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

4 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

5 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

6 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal 2020 Term Trust (BKK)

				For the period
	Six Months Ended			September 30, 2003[1]
	June 30, 2006	Year Ended December 31,		through
	(unaudited)	2005	2004	December 31, 2003
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.28	$14.85	$14.51	$14.33 [2]
Investment operations:
Net investment income	0.55	1.11	1.10	0.15
Net realized and unrealized gain (loss)	(0.14)	0.39	0.28	0.25
Dividends to preferred shareholders from
net investment income	(0.14)	(0.20)	(0.10)	(0.01)
Net increase from investment operations	0.27	1.30	1.28	0.39
Dividends to common shareholders from
net investment income	(0.40)	(0.87)	(0.94)	(0.16)
Capital charges with respect to issuance of
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.02)
Total capital charges	—	—	—	(0.05)
Net asset value, end of period	$15.15	$15.28	$14.85	$14.51
Market price, end of period	$14.73	$14.00	$15.02	$15.00
TOTAL INVESTMENT RETURN[3]	8.04%	(1.28)%	6.63%	1.05%
RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.07%[5]	1.08%	1.09%	0.85%[5]
Expenses after fees waived and before fees paid indirectly	1.08%[5]	1.09%	1.09%	0.87%[5]
Expenses before fees waived and paid indirectly	1.08%[5]	1.09%	1.09%	0.87%[5]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	7.23%[5]	7.27%	7.67%	4.25%[5]
Preferred share dividends	1.83%[5]	1.34%	0.72%	0.30%[5]
Net investment income available to common shareholders	5.40%[5]	5.93%	6.95%	3.95%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$309,930	$307,487	$290,212	$279,827
Portfolio turnover	7%	14%	51%	17%
Net assets of common shareholders, end of period (000)	$306,484	$309,146	$300,518	$293,598
Preferred shares outstanding (000)	$177,600	$177,600	$177,600	$177,600
Asset coverage per preferred share, end of period	$68,152	$68,527	$67,307	$66,332

1 Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2 Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

5 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal Target Term Trust (BMN)

	Six Months Ended
	June 30, 2006	Year Ended December 31,
	(unaudited)	2005	2004	2003	2002	2001
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$10.16	$10.55	$10.97	$11.16	$10.57	$10.67
Investment operations:
Net investment income	0.19	0.54	0.57	0.62	0.70	0.83
Net realized and unrealized gain (loss)	(0.04)	(0.39)	(0.41)	(0.16)	0.62	(0.10)
Dividends and distributions to preferred
shareholders from:
Net investment income	(0.01)	(0.11)	(0.07)	(0.06)	(0.08)	(0.17)
Net realized gain	—	— [1]	— [1]	— [1]	(0.01)	(0.02)
Net increase from investment operations	0.14	0.04	0.09	0.40	1.23	0.54
Dividends and distributions to common
shareholders from:
Net investment income	(0.19)	(0.43)	(0.50)	(0.57)	(0.60)	(0.58)
Net realized gain	—	— [1]	(0.01)	(0.02)	(0.04)	(0.06)
Total dividends and distributions	(0.19)	—	(0.51)	(0.59)	(0.64)	(0.64)
Net asset value, end of period	$10.11	$10.16	$10.55	$10.97	$11.16	$10.57
Market price, end of period	$9.93	$9.91	$10.49	$10.95	$11.01	$10.40
TOTAL INVESTMENT RETURN[2]	2.09%	(1.49)%	0.39%	4.99%	12.28%	11.16%
RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	0.59%[4]	0.89%	0.96%	0.96%	0.97%	0.96%
Expenses after fees waived and before fees
paid indirectly	0.62%[4]	0.90%	0.97%	0.96%	0.97%	0.98%
Expenses before fees waived and paid indirectly	0.62%[4]	0.90%	0.97%	0.96%	0.97%	0.98%
Net investment income after fees waived and
paid indirectly and before preferred share
dividends	3.85%[4]	5.26%	5.29%	5.60%	6.44%	7.73%
Preferred share dividends	0.16%[4]	1.03%	0.66%	0.54%	0.75%	1.57%
Net investment income available to
common shareholders	3.69%[4]	4.23%	4.63%	5.06%	5.69%	6.16%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$459,659	$467,934	$488,873	$504,660	$494,694	$489,251
Portfolio turnover	—	4%	2%	4%	18%	42%
Net assets of common shareholders,
end of period (000)	$458,876	$461,328	$479,042	$498,283	$506,952	$480,172
Preferred shares outstanding (000)	—	$149,100	$299,100	$299,100	$299,100	$299,100
Asset coverage per preferred share,
end of period	—	$102,359	$65,048	$66,654	$67,379	$65,141

1 Amounted to less than $0.01 per common share outstanding.

2 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized.

Past performance is not a guarantee of future results.

3 Ratios calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

4 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data, for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Strategic Municipal Trust (BSD)

	Six Months Ended
	June 30, 2006	Year Ended December 31,
	(unaudited)	2005	2004	2003	2002	2001
PER COMMON SHARE
OPERATING PERFORMANCE:

Net asset value, beginning of period	$15.68	$15.70	$15.91	$15.01	$14.33	$14.75
Investment operations:
Net investment income	0.54	1.14	1.26	1.23	1.26	1.25
Net realized and unrealized gain (loss)	(0.24)	0.07	(0.41)	0.68	0.42	(0.58)
Dividends to preferred shareholders from
net investment income	(0.14)	(0.20)	(0.10)	(0.08)	(0.12)	(0.23)
Net increase from investment operations	0.16	1.01	0.75	1.83	1.56	0.44
Dividends to common shareholders from
net investment income	(0.55)	(1.03)	(0.96)	(0.93)	(0.88)	(0.86)
Net asset value, end of period	$15.29	$15.68	$15.70	$15.91	$15.01	$14.33
Market price, end of period	$17.09	$17.14	$14.52	$14.69	$13.78	$13.58
TOTAL INVESTMENT RETURN[1]	3.07%	26.08%	5.59%	13.75%	8.03%	5.32%
RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.03%[3]	0.97%	0.89%	0.91%	0.98%	0.91%
Expenses after fees waived and before fees
paid indirectly	1.07%[3]	0.98%	0.90%	0.91%	0.99%	0.92%
Expenses before fees waived and paid indirectly	1.31%[3]	1.29%	1.28%	1.30%	1.39%	1.31%
Net investment income after fees waived and
paid indirectly and before preferred share
dividends	6.93%[3]	7.23%	8.04%	8.09%	8.54%	8.40%
Preferred share dividends	1.76%[3]	1.26%	0.62%	0.54%	0.78%	1.58%
Net investment income available to common
shareholders	5.17%[3]	5.97%	7.42%	7.55%	7.76%	6.82%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$113,264	$113,860	$112,298	$110,385	$106,807	$107,381
Portfolio turnover	41%	96%	23%	8%	13%	4%
Net assets of common shareholders,
end of period (000)	$111,033	$113,684	$113,686	$115,246	$108,721	$103,783
Preferred shares outstanding (000)	$62,000	$62,000	$62,000	$62,000	$62,000	$62,000
Asset coverage per preferred share,
end of period	$69,777	$70,847	$70,844	$71,476	$68,844	$66,855

1 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

2 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

3 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Insured Municipal 2008 Term Trust (BFC)

	Six Months Ended
	June 30, 2006	Year Ended December 31,
	(unaudited)	2005	2004	2003	2002	2001
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.86	$16.76	$17.19	$17.34	$16.77	$16.72
Investment operations:
Net investment income	0.46	0.90	0.91	0.96	1.18	1.27
Net realized and unrealized gain (loss)	(0.41)	(0.82)	(0.44)	0.06	0.48	(0.19)
Dividends and distributions to preferred
shareholders from:
Net investment income	(0.15)	(0.20)	(0.10)	(0.07)	(0.11)	(0.24)
Net realized gain	—	— [1]	— [1]	(0.01)	(0.03)	(0.01)
Net increase (decrease) from investment
operations	(0.10)	(0.12)	0.37	0.94	1.52	0.83
Dividends and distributions to common
shareholders from:
Net investment income	(0.39)	(0.77)	(0.77)	(1.00)	(0.81)	(0.77)
Net realized gain	—	(0.01)	(0.03)	(0.09)	(0.14)	(0.02)
Total dividends and distributions	(0.39)	(0.78)	(0.80)	(1.09)	(0.95)	(0.79)
Capital changes with respect to issuance of
preferred shares	—	—	—	—	—	0.01
Net asset value, end of period	$15.37	$15.86	$16.76	$17.19	$17.34	$16.77

Market price, end of period	$15.24	$15.31	$16.25	$17.19	$17.34	$15.90
TOTAL INVESTMENT RETURN[2]	2.06%	(1.08)%	(0.20)%	10.90%	9.56%	7.06%
RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	1.08%[4]	1.07%	1.05%	1.04%	1.05%	1.08%
Expenses after fees waived and before fees
paid indirectly	1.09%[4]	1.08%	1.05%	1.04%	1.06%	1.09%
Expenses before fees waived and paid indirectly	1.09%[4]	1.08%	1.05%	1.04%	1.06%	1.09%
Net investment income after fees waived and
paid indirectly and before preferred share
dividends	5.92%[4]	5.55%	5.37%	5.51%	6.91%	7.57%
Preferred share dividends	1.88%[4]	1.23%	0.58%	0.38%	0.64%	1.45%
Net investment income available to
common shareholders	4.04%[4]	4.32%	4.79%	5.13%	6.27%	6.12%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$162,978	$169,564	$175,711	$180,408	$177,861	$176,424
Portfolio turnover	—	—	—	15%	33%	5%
Net assets of common shareholders,
end of period (000)	$159,947	$165,097	$174,408	$178,854	$180,498	$174,487
Preferred shares outstanding (000)	$104,550	$104,550	$104,550	$104,550	$104,550	$104,550
Asset coverage per preferred share,
end of period	$63,257	$64,497	$66,714	$67,776	$68,161	$66,735

1 Amounted to less than $0.01 per common share outstanding.

2 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

3 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

4 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Municipal 2018 Term Trust (BJZ)

						For the period
	Six Months Ended					October 30, 2001[1]
	June 30, 2006	Year Ended December 31,				through
	(unaudited)	2005	2004	2003	2002	December 31, 2001[2]
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.21	$15.17	$14.77	$14.59	$13.63	$14.33 [3]
Investment operations:
Net investment income	0.51	0.97	1.00	1.04	1.03	0.09
Net realized and unrealized gain (loss)	(0.25)	(0.01)	0.21	(0.06)	0.78	(0.57)
Dividends to preferred shareholders from
net investment income	(0.13)	(0.18)	(0.08)	(0.07)	(0.11)	(0.01)
Net increase (decrease) from investment
operations	0.13	0.78	1.13	0.91	1.70	(0.49)
Dividends to common shareholders from
net investment income	(0.37)	(0.74)	(0.73)	(0.73)	(0.74)	(0.06)
Capital changes with respect to issuance of:
Common shares	—	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	—	(0.12)
Total capital charges	—	—	—	—	—	(0.15)
Net asset value, end of period	$14.97	$15.21	$15.17	$14.77	$14.59	$13.63
Market price, end of period	$15.20	$15.19	$13.89	$13.42	$13.40	$12.85
TOTAL INVESTMENT RETURN[4]	2.50%	14.85%	9.04%	5.67%	10.04%	(13.94)%
RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	0.97%[6]	0.99%	1.01%	1.03%	0.99%	1.07%[6]
Expenses after fees waived and before fees
paid indirectly	0.99%[6]	1.01%	1.02%	1.03%	1.03%	1.07%[6]
Expenses before fees waived and
paid indirectly	0.99%[6]	1.01%	1.02%	1.03%	1.03%	1.07%[6]
Net investment income after fees waived and
paid indirectly before preferred share
dividends	6.74%[6]	6.39%	6.77%	7.29%	7.33%	3.78%[6]
Preferred share dividends	1.69%[6]	1.17%	0.56%	0.51%	0.81%	0.27%[6]
Net investment income available to
common shareholders	5.05%[6]	5.22%	6.21%	6.78%	6.52%	3.51%[6]
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$97,608	$97,869	$95,091	$92,324	$90,721	$82,906
Portfolio turnover	—	9%	9%	9%	42%	—
Net assets of common shareholders,
end of period (000)	$96,317	$97,824	$97,590	$95,047	$93,844	$87,664
Preferred shares outstanding (000)	$55,525	$55,525	$55,525	$55,528	$55,525	$55,525
Asset coverage per preferred share,
end of period	$68,376	$69,056	$68,945	$67,796	$67,254	$64,488

1 Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2 Calculated using the average shares outstanding method.

3 Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

4 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

5 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

6 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

	Six Months Ended
	June 30, 2006	Year Ended December 31,
	(unaudited)	2005	2004	2003	2002	2001
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.04	$15.91	$16.43	$16.41	$16.01	$15.84
Investment operations:
Net investment income	0.40	0.78	0.81	0.88	1.12	1.25
Net realized and unrealized gain (loss)	(0.32)	(0.67)	(0.41)	0.13	0.36	(0.04)
Dividends and distributions to preferred
shareholders from:
Net investment income	(0.15)	(0.22)	(0.09)	(0.06)	(0.11)	(0.25)
Net realized gain	—	— [1]	(0.01)	(0.02)	(0.04)	(0.01)
Net increase (decrease) from investment
operations	(0.07)	(0.11)	0.30	0.93	1.33	0.95
Dividends and distributions to common
shareholders from:
Net investment income	(0.28)	(0.75)	(0.75)	(0.81)	(0.75)	(0.75)
Net realized gain	—	(0.01)	(0.07)	(0.10)	(0.18)	(0.04)
Total dividends and distributions	(0.28)	(0.76)	(0.82)	(0.91)	(0.93)	(0.79)
Capital changes with respect to issuance of
preferred shares	—	—	—	—	—	0.01
Net asset value, end of period	$14.69	$15.04	$15.91	$16.43	$16.41	$16.01
Market price, end of period	$13.96	$15.11	$15.85	$16.19	$15.91	$15.40
TOTAL INVESTMENT RETURN[2]	(5.87)%	0.10%	3.05%	7.64%	9.61%	15.90%
RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	1.10%[4]	1.09%	1.07%	1.05%	1.05%	1.10%
Expenses after fees waived and before fees
paid indirectly	1.11%[4]	1.10%	1.07%	1.05%	1.05%	1.10%
Expenses before fees waived and paid indirectly	1.11%[4]	1.10%	1.07%	1.05%	1.06%	1.12%
Net investment income after fees waived and
paid indirectly and before preferred share
dividends	5.41%[4]	5.08%	5.03%	5.34%	6.90%	7.75%
Preferred share dividends	1.98%[4]	1.42%	0.56%	0.39%	0.70%	1.55%
Net investment income available to
common shareholders	3.43%[4]	3.66%	4.47%	4.95%	6.20%	6.20%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$129,422	$134,104	$140,140	$144,071	$141,064	$140,004
Portfolio turnover	—	—	—	6%	52%	7%
Net assets of common shareholders,
end of period (000)	$127,922	$130,974	$138,542	$143,082	$142,920	$139,367
Preferred shares outstanding (000)	$84,150	$84,150	$84,150	$84,169	$84,150	$84,150
Asset coverage per preferred share,
end of period	$63,007	$63,912	$66,159	$67,514	$67,460	$66,406

1 Amounted to less than $0.01 per common share outstanding.

2 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

3 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

4 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Municipal 2020 Term Trust (BFO)

				For the period
	Six Months Ended			September 30, 2003[1]
	June 30, 2006	Year Ended December 31,		through
	(unaudited)	2005	2004	December 31, 2003
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.90	$14.63	$14.50	$14.33 [2]
Investment operations:
Net investment income	0.49	0.98	0.99	0.12
Net realized and unrealized gain (loss)	(0.19)	0.31	0.14	0.26
Dividends to preferred shareholders from:
Net investment income	(0.14)	(0.20)	(0.10)	(0.01)
Net realized gains	—	(0.01)	—	—
Net increase from investment operations	0.16	1.08	1.03	0.37
Dividends to common shareholders from:
Net investment income	(0.33)	(0.75)	(0.90)	(0.15)
Net realized gains	—	(0.06)	—	—
Total dividends and distributions	(0.33)	(0.81)	(0.90)	(0.15)
Capital changes with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.02)
Total capital charges	—	—	—	(0.05)
Net asset value, end of period	$14.73	$14.90	$14.63	$14.50
Market price, end of period	$13.09	$13.35	$15.08	$15.39
TOTAL INVESTMENT RETURN[3]	0.48%	(6.76)%	4.10%	3.60%
RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.19%[5]	1.24%	1.21%	1.02%[5]
Expenses after fees waived and before fees paid indirectly	1.21%[5]	1.26%	1.21%	1.02%[5]
Expenses before fees waived and paid indirectly	1.21%[5]	1.26%	1.25%	1.05%[5]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	6.62%[5]	6.57%	6.93%	3.45%[5]
Preferred share dividends	1.87%[5]	1.32%	0.68%	0.30%[5]
Net investment income available to common shareholders	4.75%[5]	5.25%	6.25%	3.15%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$82,912	$82,799	$79,810	$76,698
Portfolio turnover	—	—	9%	—
Net assets of common shareholders, end of period (000)	$81,933	$82,875	$81,391	$80,655
Preferred shares outstanding (000)	$48,900	$48,900	$48,900	$48,900
Asset coverage per preferred share, end of period	$66,901	$67,379	$66,617	$66,237

1 Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2 Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

5 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

	Six Months
	Ended
	June 30, 2006	Year Ended December 31,
	(unaudited)	2005	2004	2003	2002	2001
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.73	$16.56	$17.13	$17.09	$16.22	$16.17
Investment operations:
Net investment income	0.47	0.90	0.93	1.01	1.13	1.25
Net realized and unrealized gain (loss)	(0.37)	(0.77)	(0.53)	(0.05)	0.75	(0.17)
Dividends and distributions to preferred
shareholders from:
Net investment income	(0.14)	(0.20)	(0.10)	(0.08)	(0.11)	(0.26)
Net realized gain	—	— [1]	(0.01)	(0.01)	(0.03)	(0.01)
Net increase (decrease) from investment
operations	(0.04)	(0.07)	0.29	0.87	1.74	0.81
Dividends and distributions to common
shareholders from:
Net investment income	(0.36)	(0.75)	(0.81)	(0.79)	(0.75)	(0.75)
Net realized gain	—	(0.01)	(0.05)	(0.04)	(0.12)	(0.02)
Total dividends and distributions	(0.36)	(0.76)	(0.86)	(0.83)	(0.87)	(0.77)
Capital changes with respect to issuance of
preferred shares	—	—	—	—	—	0.01
Net asset value, end of period	$15.33	$15.73	$16.56	$17.13	$17.09	$16.22
Market price, end of period	$14.76	$15.30	$16.09	$16.96	$16.22	$15.50
TOTAL INVESTMENT RETURN[2]	(1.24)%	(0.23)%	0.03%	9.88%	10.47%	10.48%
RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	1.07%[4]	1.05%	1.03%	1.03%	1.04%	1.10%
Expenses after fees waived and before fees
paid indirectly	1.08%[4]	1.06%	1.03%	1.03%	1.05%	1.10%
Expenses before fees waived and paid indirectly	1.08%[4]	1.06%	1.03%	1.03%	1.05%	1.10%
Net investment income after fees waived and
paid indirectly and before preferred share
dividends	6.04%[4]	5.62%	5.51%	5.85%	6.75%	7.59%
Preferred share dividends	1.88%[4]	1.25%	0.58%	0.48%	0.68%	1.56%
Net investment income available to
common shareholders	4.16%[4]	4.37%	4.93%	5.37%	6.07%	6.03%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$174,855	$180,876	$189,322	$192,958	$187,970	$184,600
Portfolio turnover	3%	7%	—	7%	31%	9%
Net assets of common shareholders,
end of period (000)	$172,520	$177,132	$186,424	$192,801	$192,337	$182,611
Preferred shares outstanding (000)	$109,550	$109,550	$109,550	$109,550	$109,550	$109,550
Asset coverage per preferred share,
end of period	$64,393	$65,433	$67,549	$69,000	$68,893	$66,674

1 Amounted to less than $0.01 per common share outstanding.

2 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

3 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

4 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Municipal 2018 Term Trust (BLH)

						For the period
	Six Months					October 30, 2001[1]
	Ended					through
	June 30, 2006	Year Ended December 31,				December 31,
	(unaudited)	2005	2004	2003	2002	2001[2]
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$16.11	$15.77	$15.53	$15.11	$13.58	$14.33 [3]
Investment operations:
Net investment income	0.55	1.08	1.07	1.06	1.01	0.09
Net realized and unrealized gain (loss)	(0.16)	0.17	—	0.18	1.37	(0.61)
Dividends to preferred shareholders from
net investment income	(0.12)	(0.17)	(0.09)	(0.08)	(0.11)	(0.01)
Net increase (decrease) from investment
operations	0.27	1.08	0.98	1.16	2.27	(0.53)
Dividends to common shareholders from
net investment income	(0.37)	(0.74)	(0.74)	(0.74)	(0.74)	(0.06)
Capital charges with respect to issuance of:
Common shares	—	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	—	(0.13)
Total capital charges	—	—	—	—	—	(0.16)
Net asset value, end of period	$16.01	$16.11	$15.77	$15.53	$15.11	$13.58
Market price, end of period	$15.27	$15.15	$14.82	$14.70	$13.46	$13.15
TOTAL INVESTMENT RETURN[4]	3.21%	7.28%	5.94%	14.94%	7.96%	(11.94)%
RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[5]
Expenses after fees waived and paid indirectly	1.03%[6]	1.06%	1.11%	1.12%	1.13%	1.15%[6]
Expenses after fees waived and before fees
paid indirectly	1.06%[6]	1.08%	1.12%	1.14%	1.17%	1.15%[6]
Expenses before fees waived and
paid indirectly	1.06%[6]	1.08%	1.12%	1.14%	1.17%	1.15%[6]
Net investment income after fees waived and
paid indirectly and before preferred share
dividends	6.92%[6]	6.73%	6.91%	7.03%	7.03%	3.73%[6]
Preferred share dividends	1.54%[6]	1.06%	0.57%	0.53%	0.80%	0.26%[6]
Net investment income available to
common shareholders	5.38%[6]	5.67%	6.34%	6.50%	6.23%	3.47%[6]
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$58,721	$58,434	$56,270	$54,510	$52,265	$47,959
Portfolio turnover	—	12%	—	11%	41%	1%
Net assets of common shareholders,
end of period (000)	$58,170	$58,525	$57,303	$56,415	$54,881	$49,353
Preferred shares outstanding (000)	$31,400	$31,400	$31,400	$31,400	$31,400	$31,400
Asset coverage per preferred share,
end of period	$71,321	$71,603	$70,626	$69,917	$68,702	$64,311

1 Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2 Calculated using the average shares outstanding method.

3 Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

4 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

5 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

6 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

	Six Months
	Ended
	June 30, 2006	Year Ended December 31,
	(unaudited)	2005	2004	2003	2002	2001
PER COMMON SHARE
OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.27	$15.81	$16.09	$15.61	$14.65	$14.62
Investment operations:
Net investment income	0.50	0.97	1.07	1.12	1.17	1.17
Net realized and unrealized gain (loss)	(0.18)	(0.42)	(0.37)	0.30	0.73	(0.08)
Dividends to preferred shareholders from
net investment income	(0.14)	(0.19)	(0.09)	(0.07)	(0.11)	(0.24)
Net increase from investment operations	0.18	0.36	0.61	1.35	1.79	0.85
Dividends to common shareholders from
net investment income	(0.45)	(0.90)	(0.89)	(0.87)	(0.83)	(0.82)
Net asset value, end of period	$15.00	$15.27	$15.81	$16.09	$15.61	$14.65
Market price, end of period	$16.95	$15.85	$15.70	$15.12	$14.33	$14.03
TOTAL INVESTMENT RETURN[1]	10.10%	7.02%	10.12%	11.91%	8.19%	13.12%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.24%[3]	1.13%	1.03%	1.12%	1.34%	1.11%
Expenses after fees waived and before fees
paid indirectly	1.30%[3]	1.21%	1.08%	1.15%	1.36%	1.16%
Expenses before fees waived and paid indirectly	1.54%[3]	1.52%	1.47%	1.54%	1.75%	1.55%
Net investment income after fees waived and
paid indirectly and before preferred share
dividends	6.60%[3]	6.28%	6.74%	7.09%	7.69%	7.86%
Preferred share dividends	1.80%[3]	1.22%	0.59%	0.46%	0.71%	1.63%
Net investment income available to
common shareholders	4.80%[3]	5.06%	6.15%	6.63%	6.98%	6.23%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$30,631	$31,283	$31,989	$31,892	$30,545	$30,122
Portfolio turnover	5%	8%	5%	—	7%	16%
Net assets of common shareholders,
end of period (000)	$30,272	$30,801	$31,857	$32,435	$31,454	$29,531
Preferred shares outstanding (000)	$17,500	$17,500	$17,500	$17,500	$17,500	$17,500
Asset coverage per preferred share,
end of period	$68,250	$69,008	$70,513	$71,341	$69,939	$67,194

1 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

2 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

3 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Long-Term Municipal Advantage Trust (BTA)

For the period
February 28, 2006[1]
through
June 30, 2006
(unaudited)
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.33 [2]
Investment operations:
Net investment income	0.22
Net realized and unrealized loss	(0.73)
Net decrease from investment operations	(0.51)
Dividends to common shareholders from
net investment income	(0.21)
Capital charges with respect to issuance of shares	(0.03)
Net asset value, end of period	$13.58
Market price, end of period	$12.96
TOTAL INVESTMENT RETURN[3]	(12.28)%
RATIOS TO AVERAGE NET ASSETS
Expenses after fees waived and paid indirectly	1.19%[4]
Expenses after fees waived and before fees paid indirectly	1.25%[4]
Expenses before fees waived and paid indirectly	1.84%[4]
Net investment income after fees waived and paid indirectly	6.90%[4]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$125,388
Portfolio turnover	178%
Net assets of common shareholders, end of period (000)	$180,358

1 Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2 Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization
& Accounting Policies

The BlackRock Insured Municipal 2008 Term Trust Inc. (“Insured Municipal 2008”), The BlackRock Insured Municipal Term Trust Inc. (“Insured Municipal”), The BlackRock Municipal Target Term Trust Inc. (“Municipal Target”), The BlackRock California Insured Municipal 2008 Term Trust Inc. (“California Insured 2008”) and The BlackRock New York Insured Municipal 2008 Term Trust Inc. (“New York Insured 2008”) were organized as Maryland corporations. BlackRock Municipal 2018 Term Trust (“Municipal 2018”), BlackRock Municipal 2020 Term Trust (“Municipal 2020”), The BlackRock Strategic Municipal Trust (“Municipal Strategic”), BlackRock California Municipal 2018 Term Trust (“California 2018”), BlackRock Florida Municipal 2020 Term Trust (“Florida 2020”), BlackRock New York Municipal 2018 Term Trust (“New York 2018”), The BlackRock Pennsylvania Strategic Municipal Trust (“Pennsylvania Strategic”) and BlackRock Long-Term Municipal Advantage Trust (“Long-Term Municipal”) were organized as Delaware statutory trusts. The BlackRock Florida Insured Municipal 2008 Term Trust (“Florida Insured 2008”) was organized as a Massachusetts business trust. Insured Municipal 2008, Insured Municipal, Municipal 2018, Municipal 2020, Municipal Target and Municipal Strategic are registered as diversified closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). California Insured 2008, California 2018, Florida Insured 2008, Florida 2020, New York Insured 2008, New York 2018, Pennsylvania Strategic and Long-Term Municipal are registered as non-diversified closed-end management investment companies under the 1940 Act. Insured Municipal 2008, California Insured 2008, Florida Insured 2008 and New York Insured 2008 are herein referred to as the 2008 Trusts. Municipal 2018, California 2018 and New York 2018 are herein referred to as the 2018 Trusts. Municipal 2020 and Florida 2020 are herein referred to as the 2020 Trusts. Municipal Strategic and Pennsylvania Strategic are herein referred to as the Strategic Trusts.

     Long-Term Municipal was organized on November 7, 2005 and had no transactions until January 4, 2006 when the Trust sold 9,704 common shares for $139,010 to BlackRock Funding, Inc. Investment operations for Long-Term Municipal commenced on February 28, 2006. Long-Term Municipal incurred organization costs which were deferred from the organization date until the commencement of operations.

     Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Trusts enter into contracts with their vendors and others that provide for general indemnifications. The Trusts’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trusts. However, based on experience, the Trusts consider the risk of loss from such claims to be remote.

     The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees or Board of Directors, as the case may be (each, a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value per share. Any investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and Federal income tax purposes. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Starting Swaps: Forward starting swaps are an agreement for an interest rate swap asset or liability to be created or sold in the future. Interest rate swaps are an agreement in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. The Trusts close each forward starting swap before the accrual date specified in the agreement and therefore never enter into the interest rate swap underlying each forward starting swap.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

     The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Advisor of the Trusts monitor swaps and do not anticipate non-performance by any counterparty.

Residual Interest Tax Exempt Securities: Long-Term Municipal Trust invests in highly leveraged residual interest tax exempt securities (“RITES”) that are issued from municipal tender option bond trusts. RITES represent residual interests in a special purpose trust formed by a third party sponsor for the purpose of holding municipal bonds purchased from Long-Term Municipal Trust or from other third parties. The special purpose trust typically sells two classes of interests: short-term floating rate interests, which are sold to third party investors, and residual interests, which Long-Term Municipal Trust would purchase. The short-term floating rate interests have first priority on the cash flow from the municipal bonds. Long-Term Municipal Trust is paid the residual cash flow from the special purpose trust. If Long-Term Municipal Trust is the initial seller of the municipal bonds to the special purpose trust, it receives the proceeds from the sale of the floating rate interests in the special purpose trust, less certain transaction costs. These proceeds generally would be used by Long-Term Municipal Trust to purchase additional municipal bonds or other investments permitted by Long-Term Municipal Trust’s investment policies. If Long-Term Municipal Trust ever purchases all or a portion of the short-term floating rate securities sold by the special purpose trust, it may surrender those short-term floating rate securities together with a proportionate amount of residual interests to the trustee of the special purpose trust in exchange for a proportionate amount of the municipal bonds owned by the special purpose trust. In addition, all voting rights and decisions to be made with respect to any other rights relating to the municipal bonds held in the special purpose trust are passed through to Long-Term Municipal Trust, as the holder of the residual interests. Long-Term Municipal Trust will recognize taxable capital gains (or losses) upon any sale of municipal bonds to the special purpose trust.

     RITES generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, Long-Term Municipal Trust’s investment in RITES likely will adversely affect the Trust’s net asset value per share and income and distributions to shareholders. RITES generally are considered highly leveraged if the principal amount of the short-term floating rate interests issued by the related tender option bond trust exceed 50% of the principal amount of the municipal bonds owned by the tender option bond trust. The Long-Term Municipal Trust may invest in highly leveraged RITES and consequently may lose money in excess of the amount of its investment, up to an amount equal to the value of the municipal bonds underlying the RITES. The Long-Term Municipal Trust may invest in residual interests for the purpose of using economic leverage as a more flexible alternative to the issuance of preferred shares. With respect to highly leveraged RITES, the Long-Term Municipal Trust establishes and maintains a segregated account to cover any potential obligation to the liquidity provider, the Trust’s obligation to the liquidity provider pursuant to the agreement will not be considered a borrowing by the Trust; however, under circumstances in which the Long-Term Municipal Trust does not establish and maintain such a segregated account, such obligation will be considered a borrowing for the purpose of the Trust’s limitation on borrowings.

Segregation: In cases in which the 1940 Act as amended, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income and net realized capital gains, if any, to shareholders. Therefore, no Federal income tax or excise tax provisions have been recorded.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss car-ryforwards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 5.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees/Directors (“Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. These amounts are shown on the Statement of Assets and Liabilities as “Investments in Affiliates”. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally prorated to the Trusts on the basis of relative net assets of all the BlackRock Closed-End Funds.

Note 2. Agreements

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to the 2018 Trusts, 2020 Trusts, Strategic Trusts and Long-Term Municipal. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The Investment Management Agreements for the 2018 Trusts, 2020 Trusts, Strategic Trusts and Long-Term Municipal cover both investment advisory and administration services. Each 2008 Trust, Insured Municipal Trust and Municipal Target Trust has an Administration Agreement with the Advisor.

     Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.35% for the 2008 Trusts, Insured Municipal Trust and Municipal Target Trust, 0.40% for the 2018 Trusts, 0.50% for the 2020 Trusts and 0.60% for the Strategic Trusts, of the Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses on the Strategic Trusts as a percentage of managed assets as follows: 0.25% for the first five years of each of the Trust’s operations, 0.20% in year six, 0.15% in year seven, 0.10% in year eight and 0.05% in year nine.

     Long-Term Municipal’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate equal to 1.00% of the average weekly value of the Long-Term Municipal’s Net Assets. ‘‘Net Assets’’ means the total assets of the Trust minus the sum of accrued liabilities. The Advisor has voluntarily agreed to waive a portion of the investment advisory or other expenses of Long-Term Municipal in the amount of 0.40% of the average weekly value of the Long-Term Municipal’s Net Assets for the first five years of the Trust’s operations and for declining amounts for the following three years, 0.30% in year six, 0.20% in year seven and 0.10% in year eight.

     The Advisor pays BFM fees for its sub-advisory services.

     The administration fee paid to the Advisor by the 2008 Trusts, Insured Municipal Trust and Municipal Target Trust is computed weekly and payable monthly based on an annual rate of 0.10% for each 2008 Trust and Insured Municipal Trust and 0.07% for Municipal Target Trust, of the Trusts’ average weekly managed assets.

     Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for costs of employees that provide pricing, secondary market support and compliance services to each Trust. For the six months ended June 30, 2006, the Trusts reimbursed the Advisor the following amounts, which are included in miscellaneous expenses in the Statement of Operations:

Trust	Amount	Trust	Amount
Insured Municipal 2008	$14,842	California 2018	$3,470
Insured Municipal	9,450	Florida Insured 2008	4,644
Municipal 2018	7,497	Florida 2020	2,534
Municipal 2020	8,183	New York Insured 2008	6,230
Municipal Target	17,376	New York 2018	1,752
Municipal Strategic	3,461	Pennsylvania Strategic	1,177
California Insured 2008	5,808	Long-Term Municipal	2,528

     Pursuant to the terms of the custody agreement, each Trust received earning credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown on the Statement of Operations as “fees paid indirectly”.

Note 3. Portfolio
Investments

Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the six months ended June 30, 2006 were as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales
Insured Municipal 2008	$—	$21,686,213	California 2018	$4,170,400	$—
Insured Municipal	1,003,264	4,968,264	Florida 2020	—	1,960,550
Municipal 2018	32,579,004	21,748,465	New York Insured 2008	7,936,886	9,617,070
Municipal 2020	34,239,622	51,461,383	Pennsylvania Strategic	7,383,830	1,733,953
Municipal Target	—	355,071,716	Long-Term Municipal	436,379,954	250,422,031
Municipal Strategic	79,527,018	68,848,868

     There were no purchases or sales of U.S. government securities for the six months ended June 30, 2006.

     Details of open swap agreements at June 30, 2006 were as follows:

					Unrealized
	Notional			Termination	Appreciation
Trust	Amount (000)	Fixed Rate(a)	Floating Rate	Date	(Depreciation)
Municipal 2018 Term Trust	11,300,000	4.180%	1-week BMA Municipal Swap Index	09/14/06	$295,011
	8,400,000	4.258	1-week BMA Municipal Swap Index	03/20/07	321,772
	11,250,000	4.263	1-week BMA Municipal Swap Index	12/27/06	326,167
	9,750,000	4.266	1-week BMA Municipal Swap Index	11/03/06	152,382
					$1,095,332

					Unrealized
	Notional			Termination	Appreciation
Trust	Amount (000)	Fixed Rate(a)	Floating Rate	Date	(Depreciation)
Municipal 2020 Term Trust	14,000,000	4.180%	1-week BMA Municipal Swap Index	09/14/06	$365,501
	11,000,000	4.258	1-week BMA Municipal Swap Index	03/20/07	421,368
	13,750,000	4.263	1-week BMA Municipal Swap Index	12/27/06	398,649
	12,000,000	4.266	1-week BMA Municipal Swap Index	11/03/06	187,547
					$1,373,064

Strategic Municipal Trust	4,800,000	4.180%	1-week BMA Municipal Swap Index	09/14/06	$125,315
	3,600,000	4.258	1-week BMA Municipal Swap Index	03/20/07	137,902
	4,750,000	4.263	1-week BMA Municipal Swap Index	12/27/06	137,715
	4,000,000	4.266	1-week BMA Municipal Swap Index	11/03/06	62,516
					$463,447
California Municipal
2018 Term Trust	4,000,000	4.180%	1-week BMA Municipal Swap Index	09/14/06	$104,429
	3,000,000	4.258	1-week BMA Municipal Swap Index	03/20/07	114,919
	4,000,000	4.263	1-week BMA Municipal Swap Index	12/27/06	115,971
	3,500,000	4.266	1-week BMA Municipal Swap Index	11/03/06	54,701
					$390,019
Florida Municipal
2020 Term Trust	3,800,000	4.180%	1-week BMA Municipal Swap Index	09/14/06	$99,207
	2,800,000	4.258	1-week BMA Municipal Swap Index	03/20/07	107,257
	4,000,000	4.263	1-week BMA Municipal Swap Index	12/27/06	115,971
	3,500,000	4.266	1-week BMA Municipal Swap Index	11/03/06	54,701
					$377,136
New York Insured Municipal
2018 Term Trust	2,200,000	4.180%	1-week BMA Municipal Swap Index	09/14/06	$57,436
	1,700,000	4.258	1-week BMA Municipal Swap Index	03/20/07	65,121
	2,250,000	4.263	1-week BMA Municipal Swap Index	12/27/06	65,233
	2,000,000	4.266	1-week BMA Municipal Swap Index	11/03/06	31,258
					$219,048
Pennsylvania Strategic
Municipal Trust	1,100,000	4.180%	1-week BMA Municipal Swap Index	09/14/06	$28,718
	1,000,000	4.258	1-week BMA Municipal Swap Index	03/20/07	38,306
	1,000,000	4.263	1-week BMA Municipal Swap Index	12/27/06	28,993
	1,000,000	4.266	1-week BMA Municipal Swap Index	11/03/06	15,629
					$111,646

(a) Trust pays fixed interest rate and receives floating rate.

Note 4. Income Tax
Information

The tax character of distributions paid during the year ended December 31, 2005 were as follows:

	Tax-exempt	Ordinary	Long-term	Total
Distributions Paid From:	Income	Income	Capital Gains	Distributions
Insured Municipal 2008	$ 27,486,421	$ —	$ —	$27,486,421
Insured Municipal	18,654,095	—	485,824	19,139,919
Municipal 2018	16,607,588	—	—	16,607,588
Municipal 2020	21,646,656	—	—	21,646,656
Municipal Target	24,184,574	—	54,095	24,238,669
Municipal Strategic	8,877,744	—	—	8,877,744
California Insured 2008	10,124,030	—	67,337	10,191,367
California 2018	5,870,955	—	—	5,870,955
Florida Insured 2008	8,438,402	—	74,234	8,512,636
Florida 2020	5,282,477	183,445	172,541	5,638,463
New York Insured 2008	10,705,322	—	71,879	10,777,201
New York 2018	3,289,900	—	—	3,289,900
Pennsylvania Strategic	2,187,871	—	—	2,187,871

     For Federal income tax purposes, the following Trusts had capital loss carryforwards at December 31, 2005, the Trusts’ last tax year-end (other than the 2020 Trusts and Strategic Trusts, each of which has a tax year-end of June 30th). These amounts may be used to offset future realized capital gains, if any:

	Capital Loss			Capital Loss
Trust	Carryforward Amount	Expires	Trust	Carryforward Amount	Expires
Municipal 2018	$6,633,095	2012	California 2018	$1,287,186	2010
Municipal 2020	$273,311	2012		1,444,501	2012
	4,327,082	2013		588,861	2013
	$4,600,393			$3,320,548
Municipal Target	$15,179	2013	Florida 2020	$1,569,623	2013
Municipal Strategic	$78,019	2008	New York 2018	$333,794	2010
	1,802,842	2009		431,368	2011
	760,288	2010		590,480	2012
	2,477,786	2012		$1,355,642
	1,056,584	2013	Pennsylvania Strategic	$87,565	2009
	$6,175,519			408,700	2010
				747,259	2013
				$1,243,524

     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trusts’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Note 5. Capital

There are 200 million of $0.01 par value common shares authorized for each of the 2008 Trusts, Insured Municipal and Municipal Target. There are an unlimited number of $0.001 par value common shares authorized for each of the 2018 Trusts, 2020 Trusts, Strategic Trusts and Long-Term Municipal. Each Trust may classify or reclassify any unissued common shares into one or more series of preferred shares. At June 30, 2006, the common shares owned by affiliates of the Advisor of each Trust were as follows:

Common
Shares
Trust	Owned
Municipal 2020	8,028
Florida 2020	8,028
Long-Term Municipal	9,704

     During the six months ended June 30, 2006 and the year ended December 31, 2005, the following Trusts issued additional shares under their respective dividend reinvestment plan:

	Six Months Ended	Year Ended
Trust	June 30, 2006	December 31, 2005
Municipal Strategic	8,838	8,345
Pennsylvania Strategic	1,434	1,140
Long-Term Municipal	4,674	—

     Long-Term Municipal, which commenced operation on February 28, 2006, issued 13,040,000 common shares under the initial public offering. An additional 225,000 shares were issued by the underwriters’ exercising their over-allotment option. Offering costs incurred in connection with the offering of common shares have been charged against the proceeds from the initial common share offering in the amount of $381,825.

     As of June 30, 2006, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares
Insured Municipal 2008	T7	4,660	Municipal Strategic	W7	2,480
	R7	2,060	California Insured 2008	W7	2,622
	T28	2,060		W28	1,560
	R28	2,060	California 2018	M7	2,221
Insured Municipal	M72	4,216	Florida Insured 2008	R7	3,366
	M28	2,600	Florida 2020	F7	1,956
Municipal 2018	W7	2,752	New York Insured 2008	F7	2,672
	R7	2,752		F28	1,710
			New York 2018	T7	1,256
Municipal 2020	M7	2,368	Pennsylvania Strategic	W7	700
	W7	2,368
	F7	2,368

     Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on 28-day preferred shares are cumulative at a rate which is reset every 28 days based on the results of an auction. The dividend ranges on the preferred shares for each of the Trusts for the six months ended June 30, 2006 were as follows:

Trust	Series	Low	High	Average	Trust	Series	Low	High	Average
Insured Municipal 2008	T7	2.50%	3.60%	3.07%	Municipal Strategic	W7	2.72%	3.97%	3.23%
	R7	2.25	3.70	2.99	California Insured 2008	W7	2.41	3.55	2.92
	T28	2.82	4.00	3.28		W28	2.70	3.25	3.01
	R28	2.95	3.45	3.11	California 2018	M7	2.19	3.50	2.95
Insured Municipal	M7	2.25	3.75	3.07	Florida Insured 2008	R7	2.67	3.65	3.12
	M28	2.57	3.45	3.13	Florida 2020	F7	2.78	3.95	3.20
Municipal 2018	W7	2.80	4.00	3.24	New York Insured 2008	F7	2.35	3.55	2.89
	R7	2.80	3.75	3.19		F28	2.90	3.36	3.14
Municipal 2020	M7	2.85	3.75	3.23	New York 2018	T7	2.40	3.60	2.91
	W7	2.60	4.00	3.20	Pennsylvania Strategic	W7	2.60	3.80	3.16
	F7	2.75	3.94	3.21
Municipal Target	W7	2.75	2.90	2.80

     A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

     The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust/Articles Supplementary, are not satisfied.

     The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Directors/Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

     On February 7, 2005, Municipal Target Trust’s Board approved the redemption of all of the 3,000 W28 preferred shares outstanding in preparation for its termination on or about December 31, 2006. The shares were redeemed at a price of $25,000 per share (an aggregate price of $75,000,000) plus any accrued and unpaid dividends through the redemption date on March 10, 2005. On October 6, 2005, the Board approved the redemption of all of the 3,000 F7 preferred shares outstanding in preparation for its termination on or about December 31, 2006. The shares were redeemed at a price of $25,000 per share (an aggregate price of $75,000,000) plus any accrued and unpaid dividends through the redemption date on November 7, 2005. Management believes that the redemption of the W28 and F7 preferred shares will not affect the Municipal Target Trust’s ability to satisfy the terms of the remaining preferred shares outstanding.

     On January 3, 2006, Municipal Target Trust’s Board approved the redemption of all of the 5,964 W7 preferred shares outstanding in preparation for its termination on or about December 31, 2006. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on February 2, 2006 (an aggregate price of $149,180,037). Management believes that the redemption of the W7 preferred shares will not affect the Municipal Target Trust’s ability to satisfy the terms of the remaining preferred shares outstanding.

     On June 6, 2006, New York Insured 2008 Trust’s Board approved the redemption of all of the 1,710 F28 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on July 10, 2006 (an aggregate price of $42,750,000). Management believes that the redemption of the F28 preferred shares will not affect the New York Insured 2008 Trust’s ability to satisfy the terms of the remaining preferred shares outstanding.

     On June 6, 2006, Municipal Insured 2008 Trust’s Board approved the redemption of all of the 2,060 R28 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on July 14, 2006 (an aggregate price of $51,500,000). On June 6, 2006, Municipal Insured 2008 Trust’s Board approved the redemption of all of the 2,060 T28 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on July 26, 2006 (an aggregate price of $51,500,000). Management believes that the redemption of the R28 and T28 preferred shares will not affect the Municipal Insured 2008 Trust’s ability to satisfy the terms of the remaining preferred shares outstanding.

     On June 6, 2006, Florida Insured 2008 Trust’s Board approved the redemption of 1,200 R7 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on July 7, 2006 (an aggregate price of $33,000,000). Management believes that the partial redemption of the R7 preferred shares will not affect the Florida Insured 2008 Trust’s ability to satisfy the terms of the remaining preferred shares outstanding.

Note 6. Dividends

Subsequent to June 30, 2006, the Board of each Trust declared dividends from undistributed earnings per common share payable August 1, 2006, to shareholders of record on July 14, 2006. The per share common dividends declared were:

	Common Dividend		Common Dividend
Trust	Per Share	Trust	Per Share
Insured Municipal 2008	$0.066250	California 2018	$0.061250
Insured Municipal	0.030417	Florida Insured 2008	0.037500
Municipal 2018	0.075500	Florida 2020	0.055625
Municipal 2020	0.066250	New York Insured 2008	0.045600
Municipal Target	0.031125	New York 2018	0.061250
Municipal Strategic	0.091625	Pennsylvania Strategic	0.075500
California Insured 2008	0.064375	Long-Term Municipal	0.068750

The dividends declared on preferred shares for the period July 1, 2006 to July 31, 2006, for each of the Trusts were as follows:

		Dividends			Dividends
Trust	Series	Declared	Trust	Series	Declared
Insured Municipal 2008	T7	312,313	California Insured 2008	W7	153,335
	T28	158,023		W28	97,235
	R7	136,475	California 2018	M7	134,837
	R28	128,400	Florida Insured 2008	R7	163,068
Insured Municipal	M7	288,796	Florida 2020	F7	171,795
	M28	176,618	New York Insured 2008	F7	192,918
Municipal 2018	W7	191,704		F28	108,226
	R7	188,787	New York 2018	T7	75,862
Municipal 2020	M7	165,168	Pennsylvania Strategic	W7	41,454
	W7	163,037
	F7	205,590
Municipal Strategic	W7	171,194

Note 7. Concentration
Risk

The Trusts concentrate their investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Trusts are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these states, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principle and interest payments, than if the Trusts were not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

     Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Portfolios of Investments.

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENTS

     Under the 1940 Act, the continuation of each Trust’s investment management and sub-advisory agreements is required to be approved annually by the Boards, including the Board members who are not “interested persons” of the Trusts or the Advisors as defined in the 1940 Act (“the independent Trustees”) Independent Directors. At a meeting held on May 23, 2006, the Boards of each Trust, including the Independent Directors, met to consider the annual continuation of each Trust’s agreements (the “Current Agreements”). The Boards first considered the annual continuation of each Current Agreement with out considering the impending Transaction (as defined below) between BlackRock, Inc. (“BlackRock”) and Merrill Lynch & Co., Inc. (“Merrill Lynch”) because the Current Agreements needed to be re-approved whether or not the Transaction closes. Accordingly, it was appropriate to review each Current Agreements with out considering the impending Transaction, and then to separately consider the impact of the transaction on the Current Agreements. BTA commenced investment operations in 2006. Accordingly, its investment advisory agreements were not subject to renewal at the portion of the meeting devoted to approving the Current Agreements. References to the “Trusts” in the section below captioned “Matters Considered by the by the Boards - The Current Agreements” should be understood to exclude BTA.

     At the meeting on May 23, 2006, the Board of each Trust, including the Independent Directors, unanimously approved the continuance of each current investment management agreement and, if applicable, current sub-advisory agreement for each Trust and then approved a new management agreement and a new sub-advisory agreement for each Trust.

Information Received by the Boards

     To assist each Board in its evaluation of the Current Agreements, the independent directors received information from BlackRock on or about April 22, 2006 which detailed, among other things: the organization, business lines and capabilities of the Advisors, including the responsibilities of various departments and key personnel and biographical information relating to key personnel; financial statements for BlackRock, Inc., The PNC Financial Services Group, Inc. and each Trust; the advisory and/or administrative fees paid by each Trust to BlackRock, Inc. and BlackRock Financial Management, Inc. (collectively the “Advisors”) including comparisons, compiled by an independent third party, with the management fees of funds with similar investment objectives (“Peers”); the profitability of BlackRock and certain industry profitability analyses for advisors to registered investment companies; the expenses of BlackRock in providing the various services; non-investment advisory reimbursements and “fallout” benefits to BlackRock; the expenses of each Trust, including comparisons of the respective Trust’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; and each Trust’s performance for the past one-, three-, five-and ten-year periods, when applicable, as well as each Trust’s performance compared to its Peers. This information supplemented the information received by each Board throughout the year regarding each Trust’s performance, expense ratios, portfolio composition, trade execution and compliance.

     In addition to the foregoing materials, independent legal counsel to the Independent Directors provided a legal memorandum outlining, among other things, the duties of the Boards under the 1940 Act, as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an advisor’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the boards in voting on advisory agreements.

     The Independent Directors reviewed this information and discussed it with independent counsel in executive session prior to the Board meeting. At the Board meeting on May 23, 2006, BlackRock made a presentation to and responded to additional questions from the Boards. After the presentations and after additional discussion the Boards considered each Current Agreement and, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC statements relating to the renewal of the Current Agreements.

Matters Considered by the Boards

The Current Agreements

     In connection with their deliberations with respect to the Current Agreements, the Boards considered all factors they believed relevant with respect to each Trust, including the following: the nature, extent and quality of the services to be provided by the Advisors; the investment performance of each Trust; the costs of the services to be provided and profits to be realized by the Advisors and their affiliates from their relationship with the Trusts; the extent to which economies of scale would be realized as the BlackRock closed-end fund complex grows; and whether BlackRock realizes other benefits from its relationship with the Trusts.

     Nature and Quality of Investment Advisory and Sub-Advisory Services. In evaluating the nature, extent and quality of the Advisors’ services, the Boards reviewed information concerning the types of services that the Advisors provide and are expected to provide to each Trust, narrative and statistical information concerning each Trust’s performance record and how such performance compares to each Trust’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsibilities of key personnel and available resources. The Boards noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Boards. The Boards further considered the quality of the Advisors’ investment process in making portfolio management decisions. Given the Boards’ experience with BlackRock, the Boards noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of BlackRock. The Boards also noted that the formation of Portfolio Review Committees and a Compliance Committee had helped the Boards to continue to improve their understanding of BlackRock’s organization, operations and personnel.

     In addition to advisory services, the Independent Directors considered the quality of the administrative or non-investment advisory services provided to the Trusts. In this regard, the Advisors provide each Trust with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Trusts) and officers and other personnel as are necessary for the operations of the respec-

tive Trust. In addition to investment management services, the Advisors and their affiliates provide each Trust with services such as: preparing shareholder reports and communications, including annual and semi-annual financial statements and Trust websites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). The Boards considered the Advisors’ policies and procedures for assuring compliance with applicable laws and regulations.

     Investment Performance of the Trusts. As previously noted, the Boards received performance information regarding each Trust and its Peers. Among other things, the Boards received materials reflecting each Trust’s historic performance and each Trust’s performance compared to its Peers. More specifically, each Trust’s one-, three-, five- and ten-year total returns (when applicable) were evaluated relative to its respective Peers (including the performance of individual Peers as well as the Peers’ average performance).

     The Boards reviewed a narrative analysis of the third-party Peer rankings that was prepared by BlackRock at the Boards’ request. The summary placed the Peer rankings into context by analyzing various factors that affect these comparisons. In evaluating the performance information, in certain limited instances, the Boards noted that the Peers most similar to a given Trust still would not adequately reflect such Trust’s investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Trust’s performance with that of its Peers. The Boards determined that 11 Trusts (BRM, BMT, BPK, BKK, BMN, BFC, BJZ, BRF, BFO, BLN and BLH) with finite terms were not comparable to the Peers assigned to them by Lipper because, in accordance with their investment objectives, they manage their duration to reflect their finite lives. Because the portfolios of these 11 Trusts have a shorter duration than those of their Peers, they generally will have lower returns than their Peers, all other things being equal, in order to seek to return to investors their initial investment at the end of the life of these Trusts. The Boards also noted that each of these 11 Trusts performed at least as well as their benchmark in at least two periods in each of the past one-, three- and five-year periods or in all applicable periods if not all periods were applicable.

     Of the three other Trusts, the Boards noted that BSD had performed better than or equal to the median of its Peers and benchmarks in each of the past one-, three- and five-year periods. The Boards also noted that BPS had performed worse than the median of its Peers in at least one of these periods or worse than its applicable benchmark in more than one of these periods. The Boards considered the following reasons why BPS may have underperformed its Peers or their benchmarks, but also noted that it is often difficult to determine why a Trust underperformed a Peer because it is difficult to obtain perfect information with respect to the Peers.

     The Board of BPS noted that the Trust had under-performed its respective Peers or its benchmark for one or more periods. The Board considered that, with respect to a Trust investing primarily in municipal securities, the Advisor generally limits lengthening the duration of such Trust in response to changing interest rate environments because the shorter duration bonds owned by the Trust generally have yields higher than the coupons on longer duration bonds available in the market today. Accordingly, by retaining the short duration bonds currently in the portfolio of BPS, the Advisor believes it is better able to maintain the current dividend levels of BPS, albeit at the expense of a lower total return than they may have otherwise had with a longer duration portfolio. In addition, in a rising interest rate environment where the yield-curve is normal, the Advisor believes that BPS portfolio will have less interest rate risk than a portfolio of longer duration bonds.

     After considering this information, the Boards concluded that the performance of each Trust, in light of and after considering the other facts and circumstances applicable to each Trust, supports a conclusion that each Trust’s Current Agreement should be renewed.

     Fees and Expenses. In evaluating the management fees and expenses that a Trust is expected to bear, the Boards considered each Trust’s current management fee structure and the Trust’s expected expense ratios in absolute terms as well as relative to the fees and expense ratios of applicable Peers. In reviewing fees, the Boards, among other things, reviewed comparisons of each Trust’s gross management fees before and after any fee waivers and total expense ratios after any applicable waivers with those of the applicable Peers. The Boards also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the request of the Boards. This summary placed the rankings into context by analyzing various factors that affect these comparisons.

     The Boards noted that, of the 13 Trusts with investment advisory agreements subject to re-approval at the meeting, nine Trusts pay fees lower than or equal to the median fees paid by their Peers in each of (i) contractual management fees payable by a Trust prior to any fee waivers (“contractual management fees”), (ii) actual management fees paid by a Trust after taking into consideration fee waivers (“actual management fees”) and (c) total expenses. Of the remaining four Trusts: BLH and BFO had contractual management fees and total expenses better than or equal to the median of their Peers, but had actual management fees worse than the median; and BFC and BRM had contractual management fees better than or equal to the median of their Peers, but had actual management fees and total expenses worse then the median. The Board noted the following reasons why these four Trusts actual management fees or total expenses higher than the median of their Peers:

  De minimis. The Boards of BLH, BFO, and BRM, noted that these Trusts pay actual management fees and/or incur total expenses that are no more than 4 bps (no more than 6%) higher than the median of their respective Peers. Nevertheless, all three of these Trusts have contractual management fees that are lower than or equal to the median of their peers. In addition, BLH and BFO incur total expenses that are lower than or equal to the median.

  Other Factors. The Board noted that BFC has contractual management fees which are better or equal to the median of its peers. The Board of BFC noted that the Trust pays actual management fees and incurs total expenses that are worse than the median of its Peers, which may be attributable to the other funds temporarily waiving fees.

     The Boards also compared the management fees charged to the Trusts and other investment companies by the Advisors to the management fees the Advisors charge other types of clients (such as open-end investment companies and separately managed institutional accounts). With respect to open-end investment companies, the management fees charged to the Trusts generally were higher than those charged to the open-end investment companies. The Boards also noted that the Advisors provide the Trusts with certain services not provided to open-end funds, such as leverage management in connection with the issuance of preferred shares, stock exchange listing compliance requirements, rating agency compliance with respect to the leverage employed by the Trusts and secondary market support and other services not provided to the Trusts, such as monitoring of subscriptions and redemptions. With respect to separately managed institutional accounts, the management fees for such accounts were generally lower than those charged to the comparable Trusts. The Boards noted, however, the various services that are provided and the costs incurred by the Advisors in managing and operating the Trusts. For instance, the Advisors and their affiliates provide numerous services to the Trusts that are not provided to institutional accounts including, but not limited to: preparing shareholder reports and communications, including annual and semi-annual financial statements; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; income monitoring; expense budgeting; preparing proxy statements; and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). Further, the Boards noted the increased compliance requirements for the Trusts in light of new SEC regulations and other legislations. These services are generally not required to the same extent, if at all, for separate accounts.

     In connection with the Boards’ consideration of this information, the Boards reviewed the considerable investment management experience of the Advisors and considered the high level of investment management, administrative and other services provided by the Advisors. In light of these factors and the other facts and circumstances applicable to each Trust, the Boards concluded that the fees paid and expenses incurred by each Trust under its Current Agreements supports a conclusion that each Trust’s Current Agreements should be renewed.

     Profitability. The Directors also considered BlackRock’s profitability in conjunction with their review of fees. The Directors reviewed BlackRock’s revenues, expenses and profitability margins on a before and after-tax basis. In reviewing profitability, the Directors recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Directors also reviewed BlackRock’s assumptions and methodology of allocating expenses, noting the inherent limitations in allocating costs among various advisory products. The Boards also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

     The Boards recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Boards considered BlackRock’s pre-tax profit margin compared to the pre-tax profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results. The comparison indicated that BlackRock’s pre-tax profitability was in the second quartile of the fifteen companies compared (including BlackRock), with the most profitable quartile being ranked first and the least profitable quartile being ranked fourth.

     In evaluating the reasonableness of the Advisors’ compensation, the Boards also considered any other revenues paid to the Advisors, including partial reimbursements paid to the Advisors for certain non-investment advisory services. The Boards noted that these payments were less than the Advisors’ costs for providing these services. The Boards also considered indirect benefits that the Advisors and their affiliates are expected to receive that are attributable to their management of the Trusts.

     In reviewing each Trust’s fees and expenses, the Boards examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Trusts’ fee structures, for example through the use of breakpoints. In this connection, the Boards reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints, as closed-end funds generally do not experience substantial growth after their initial public offering and each fund is managed independently consistent with its own investment objectives. The information also revealed that only one closed-end fund complex used a complex-level breakpoint structure for advisory fees, and that this complex generally is homogeneous with regard to the types of funds managed and is about three times as large as the Trusts’ complex.

     The Boards concluded that BlackRock’s profitability, in light of all the other facts and circumstances applicable to each Trust, supports a conclusion that each Trust’s Current Agreements should be renewed.

     Other Benefits. In evaluating fees, the Boards also considered indirect benefits or profits the Advisors or their affiliates may receive as a result of their relationships with the Trusts. The Directors, including the Independent Directors, considered the intangible benefits that accrue to the Advisors and their affiliates by virtue of their relationships with the Trusts, including potential benefits accruing to the Advisors and their affiliates as a result of participating in offerings of the Trusts’ shares, potentially stronger relationships with members of the broker-dealer community, increased name recognition of the Advisors and their affiliates, enhanced sales of other investment funds and products sponsored by the Advisors and their affiliates and increased assets under management which may increase the benefits realized by the Advisors from soft dollar arrangements with broker-dealers. The Boards also considered the unquantifiable nature of these potential benefits.

     Miscellaneous. During the Boards’ deliberations in connection with the Current Agreements, the Boards were aware that the Advisor pays compensation, out of its own assets, to the lead underwriter and to certain qualifying underwriters of many of its closed-end funds, and to employees of the Advisors’ affiliates that participated in the offering of such funds. The Boards considered whether the management fee met applicable standards in light of the services provided by the Advisors, without regard to whether the Advisors ultimately pay any portion of the anticipated compensation to the underwriters.

     Conclusion with respect to the Current Agreements. In reviewing the Current Agreements without considering the impending Transaction, the Directors did not identify any single factor discussed above as all-important or controlling. The Directors, including the Independent Directors, unanimously determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective Trust, was acceptable for each Trust and supported the Directors’ conclusion that the terms of each Current Agreement were fair and reasonable, that the respective Trust’s fees are reasonable in light of the services provided to the respective Trust, and that each Current Agreement should be approved.

The Transaction

     On February 15, 2006, BlackRock and Merrill Lynch announced that they had entered into an agreement pursuant to which Merrill Lynch would contribute its investment management business, Merrill Lynch Investment Managers (“MLIM”), to BlackRock, one of the largest publicly traded investment management firms in the United States, to form a new asset management company that will be one of the world’s preeminent, diversified global money management organizations with approximately $1 trillion in assets under management (the “Transaction”). Based in New York, BlackRock currently manages assets for institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. The new company will offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the U.S. and in non-U.S. markets. It will have over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. Merrill Lynch will own no more than 49.8% of the total issued and outstanding capital stock of the new company and it will own no more than 45% of the new company’s common stock, and The PNC Financial Services Group, Inc. (“PNC”), which currently holds a majority interest in BlackRock, will retain approximately 34% of the new company’s common stock. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock’s board. Completion of the Transaction is subject to various regulatory approvals, client consents, approval by BlackRock shareholders and customary conditions. The Transaction has been approved by the boards of directors of Merrill Lynch, BlackRock and PNC and is expected to close at the end of the third quarter of 2006.

     Although BlackRock has informed the Boards that it does not believe the Transaction will be an assignment of the Current Agreements under the 1940 Act, it is possible that the Transaction could be determined to be such an assignment, which would result in the automatic termination of each Current Agreement. Due to this uncertainty, each Trust submitted its post-Transaction management agreements and sub-advisory agreements (collectively the “New Agreements”) to shareholders to prevent any potential disruption in the Advisor’s ability to continue to provide services to the Trusts after completion of the Transaction. The New Agreements will be effective upon the completion of the Transaction or, if the Transaction is not completed, at such time as the Boards determine.

     Consequences of the Transaction. On February 23, 2006, April 21, 2006 and May 23, 2006, members of BlackRock management made presentations on the Transaction to the Boards and the Boards discussed with management and amongst themselves management’s general plans and intentions regarding the Trusts, including the preservation, strengthening and growth of BlackRock’s business and its combination with MLIM’s business. The Boards also inquired about the plans for and anticipated roles and responsibilities of certain BlackRock employees and officers after the Transaction. The Independent Directors also met in executive session to discuss the Transaction. After these meetings, BlackRock continued to update the Boards with respect to its plans to integrate the operations of BlackRock and MLIM and the potential impact of those plans on the Trusts as those plans were further developed.

     After considering and approving the Current Agreements, the Boards (including the Independent Directors) then considered the information received at these meetings and the consequences of the Transaction to each Trust, including, among other things:

(i) that BlackRock, MLIM and their investment advisory subsidiaries are experienced and respected asset management firms, and that BlackRock advised the Boards that in connection with the closing of the Transaction, it intends to take steps to combine the investment management operations of BlackRock and MLIM, which, among other things, may involve sharing common systems and procedures, employees (including portfolio managers), investment and trading platforms, and other resources. Furthermore, it is expected that these combination processes will result in changes to portfolio managers or portfolio management teams for each of the Trusts, subject to Board consent and appropriate notice to shareholders;

(ii) that BlackRock advised the Boards that following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Trusts and their shareholders by the Advisors, including compliance services;

(iii) that BlackRock advised the Boards that it has no present intention to alter the expense waivers and reimbursements currently in effect for certain of the Trusts;

(iv) the experience, expertise, resources and performance of MLIM that will be contributed to BlackRock after the closing of the Transaction and their anticipated impact on BlackRock’s ability to manage the Trusts;

(v) that BlackRock and MLIM would derive benefits from the Transaction and that as a result, they have a financial interest in the matters that were being considered;

(vi) the potential effects of regulatory restrictions on the Trusts as a result of Merrill Lynch’s equity stake in BlackRock after the Transaction;

(vii) the fact that each Trust’s aggregate investment advisory and sub-advisory fees will not increase by virtue of the New Agreements;

(viii) the terms of the New Agreements, including the differences from the Current Agreements;

(ix) that the Trusts would not bear the costs of obtaining shareholder approval of the New Agreements; and

(x) that BlackRock and Merrill Lynch have agreed to conduct their respective businesses (and use reasonable best efforts to cause their respective affiliates to conduct their respective businesses) to enable the conditions of Section 15(f) to be true in relation to any registered investment companies advised by MLIM and registered under the 1940 Act and have agreed to the same conduct in relation to the BlackRock registered investment companies to the extent it is determined the Transaction is an assignment under the 1940 Act.

     Nature and Quality of Investment Advisory and Sub-Advisory Services. The Boards considered the expected impact of the Transaction on the operations, facilities, organization and personnel of the Advisors, the potential implications of regulatory restrictions on the Trusts following the

Transaction and the ability of the Advisors to perform their duties after the Transaction. The Boards considered that the services to be provided and the standard of care under the New Agreements are the same as under the Current Agreements. The Boards also considered statements by management of BlackRock that, in connection with integrating the operations of the Advisors and MLIM, the objective was to preserve the best of both organizations in order to enhance BlackRock’s ability to provide investment advisory services following completion of the Transaction.

     The Boards noted that it is impossible to predict with certainty the impact of the Transaction on the nature, quality and extent of the services provided by the Advisors to the Trusts, but concluded based on the information currently available and in light of all of the current facts and circumstances that the Transaction is likely to provide the Advisors with additional resources with which to serve the Trusts and was not expected to adversely affect the nature, quality and extent of the services to be provided to the Trusts and their shareholders by the Advisors and was not expected to materially adversely affect the ability of the Advisors to provide those services.

     BlackRock currently intends that the portfolio managers for the Trusts will remain the same following completion of the Transaction, except that BlackRock intends to propose to the Boards that, following completion of the Transaction, a team primarily comprised of MLIM professionals will manage the portfolios of those Trusts that invest primarily in municipal securities. BlackRock informed the Boards of this proposal at the May 23rd meetings of the Boards and discussed with the Boards the reasons for this proposed change. BlackRock also informed the Boards that it intends to provide additional information to the Boards with respect to this proposed change at the August meetings of the Boards for the Boards’ consideration at that time. If the Boards approve this proposed change, the following team members generally would oversee investment policies for those Trusts that invest primarily in municipal securities. This team is one of the largest managers of municipal debt with approximately $67.5 billion in assets under management as of March 31, 2006, including 31 closed-end investment companies with $16.2 billion in asssets, $8 billion in retail separate accounts and nine open-end mutual funds with $4.1 billion in assets.

Robert A. DiMella. Mr. DiMella has been a Managing Director of MLIM since 2004 and was a Director from 2002 to 2004. He has been a portfolio manager with MLIM since 1993.

William R. Bock. Mr. Bock has been a Director of MLIM since 2005, and was a Vice President from 1989 to 2005. Mr. Bock has been a portfolio manager with MLIM since 1989.

Timothy T. Browse. Mr. Browse has been a Vice President (Municipal Tax-Exempt Fund Management) of and portfolio manager with MLIM since 2004. He was also Vice President, Portfolio Manager and team leader of the Municipal Investments Team with Lord Abbett & Co. from 2000 to 2003.

Theodore R. Jaeckel, Jr., CFA. Mr. Jaeckel has been a Director (Municipal Tax-Exempt Fund Management) of MLIM since 1997. Mr. Jaeckel has been a portfolio manager with MLIM since 1991.

Walter O’Connor. Mr. O’Connor has been a Managing Director of MLIM since 2003, was a Director of MLIM from 1998 to 2003 and was a Vice President of MLIM from 1992 to 1998. He has been a portfolio manager with MLIM since 1991.

Robert D. Sneeden. Mr. Sneeden has been a Vice President of MLIM since 1998 and was an Assistant Vice President from 1994 to 1998. Mr. Sneeden has been a portfolio manager with MLIM since 1994.

     If the respective Boards do not approve the proposed change, they intend to consider what other course of action would be best for the Trusts that primarily invest in municipal securities and their shareholders.

     Investment Performance of the Trusts. The Boards examined MLIM’s investment performance with respect to its closed-end funds. The Boards noted the Advisors’ and MLIM’s considerable investment management experience and capabilities. The Boards considered this information together with the level of services expected to be provided to the Trusts. Although the Boards noted that it is impossible to predict the effect, if any, that consummation of the Transaction would have on the future performance of the Trusts, the Boards concluded that the information currently available, in light of all of the current facts and circumstances, supported approving the New Agreements.

     Fees. The Boards noted that the fees payable by the Trusts under the New Agreements are identical to the fees payable under the Current Agreements. The Boards also considered the fees paid by the MLIM closed-end funds. In light of (i) the Boards’ approval of the fees paid by each Trust pursuant to the Current Agreements earlier at the May 23rd meeting, (ii) the fact that the Transaction would cause no change to the fees paid by any Trust and (iii) the Boards’ earlier conclusion with respect to the services expected to be provided to the Trusts under the New Agreements, the Boards concluded that the fee structure under the New Agreements was reasonable.

     Profitability. Management of the Advisors stated to the Boards that, following the Transaction, the current intention is to continue to determine profitability and report profitability to the Boards in the same way as they did prior to the Transaction, subject to management’s desire to preserve the best practices of MLIM. Management of the Advisors stated that any changes in the methods used to determine profitability and report profitability to the Boards would be discussed with the Boards. The Boards considered the potential for increased economies of scale as a result of the Transaction and whether any economies of scale should be reflected in the Trusts’ fee structures. The Boards also considered that the process of integrating the operations of the Advisors and MLIM was in the early stages and that considerable expense would be incurred in connection with integrating such operations, all of which made it difficult to conclude that economies of scale would be realized as a result of the Transaction. In light of the foregoing, the Boards concluded that, at this time, no changes were necessary to the fee structure of the Trusts as a result of the Transaction.

     Other Benefits. In evaluating ancillary benefits to be received by the Advisors and their affiliates under the New Agreements, the Boards considered whether the Transaction would have an impact on the ancillary benefits received by the Advisors by virtue of the Current Agreements. Based on its review of the materials provided, including materials received in connection with its approval of the continuance of each Current Agreement earlier at the May 23rd meetings of the Boards and its discussions with the Advisors, the Boards noted that such benefits were difficult to quantify with certainty at this time and indicated that it would continue to evaluate them going forward.

     Conclusion with respect to the New Agreements. The Boards did not identify any single consequence of the Transaction discussed above as all-important or controlling. The Boards, including a majority of the Independent Directors, unanimously approved each New Agreement and unanimously recommend its approval by shareholders of each respective Trust in order to assure continuity of investment advisory services to the Trusts after the Transaction.

DIVIDEND REINVESTMENT PLANS

     Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders of the 2008 Trusts, Insured Municipal and Municipal Target may elect, while the common shareholders of the 2018 Trusts, 2020 Trusts and Strategic Trusts are automatically enrolled, to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

     After a 2008 Trust, Insured Municipal, 2018 Trust, 2020 Trust and/or Municipal Target declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). These Trusts will not issue any new shares under the Plan.

     After a Strategic Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

     Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

     The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or by calling (800) 699-1BFM.

ADDITIONAL INFORMATION

60 Day Notice

     We are required by the Internal Revenue Code to advise you within 60 days of a Trust’s tax year-end as to the Federal tax status of dividends paid by the Trusts during such tax year. Accordingly, during the tax year-end June 30, 2006, all dividends paid by Municipal 2020 Term Trust, Strategic Municipal Trust, Florida Municipal 2020 Term Trust and Pennsylvania Strategic Municipal Trust were federally tax-exempt interest dividends.

     The Joint Annual Meeting of Shareholders was held on May 23, 2006 for shareholders of record as of February 28, 2006, to elect a certain number of Directors/Trustees for each of the following Trusts to three year terms expiring in 2009:

     Elected the Class I Directors/Trustees as follows:

	Richard E. Cavanagh		R. Glenn Hubbard
	Votes For	Votes Withheld	Votes For	Votes Withheld
Insured Municipal 2008	25,295,200	631,931	25,294,335	632,796
Insured Municipal	24,374,551	223,410	N/A	N/A
Municipal 2018	15,389,357	200,991	N/A	N/A
Municipal 2020	19,631,834	243,625	N/A	N/A
Municipal Strategic	6,993,827	130,358	N/A	N/A
California Insured 2008	9,452,733	154,576	9,451,133	156,176
California 2018	5,756,334	45,516	N/A	N/A
Florida Insured 2008	7,993,400	118,402	7,993,398	118,404
Florida 2020	4,418,857	29,378	N/A	N/A
New York Insured 2008	9,608,707	1,259,903	9,605,436	1,263,174
New York 2018	3,335,905	73,570	N/A	N/A
Pennsylvania Strategic	1,924,580	40,063	N/A	N/A

     Elected the Class II Directors/Trustees as follows:

	Frank J. Fabozzi		Kathleen F. Feldstein		Ralph L. Schlosstein
	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld
Insured Municipal 2008	N/A	N/A	10,408[1]	24[1]	N/A	N/A
Insured Municipal	6,612[1]	67[1]	6,612[1]	67[1]	24,374,685	223,276
Municipal 2018	5,074[1]	17[1]	5,074[1]	17[1]	15,388,625	201,723
Municipal 2020	N/A	N/A	6,961[1]	16[1]	N/A	N/A
Municipal Target	38,569,035	4,230,560	38,547,029	4,252,566	38,565,307	4,234,288
Municipal Strategic	N/A	N/A	2,204[1]	132[1]	N/A	N/A
California Insured 2008	N/A	N/A	3,831[1]	9[1]	N/A	N/A
California 2018	1,715[1]	1[1]	1,715[1]	1[1]	5,756,334[1]	45,516
Florida Insured 2008	N/A	N/A	3,303[1]	2[1]	N/A	N/A
Florida 2020	N/A	N/A	1,941[1]	15[1]	N/A	N/A
New York Insured 2008	N/A	N/A	4,314[1]	4[1]	N/A	N/A
New York 2018	1,186[1]	69[1]	1,186[1]	69[1]	3,332,351	77,124
Pennsylvania Strategic	N/A	N/A	669[1]	27[1]	N/A	N/A
Long-Term Municipal	11,754,319	138,195	11,754,319	138,195	11,754,319	138,195

     Elected the Class III Directors/Trustees as follows:

	Andrew F. Brimmer		Kent Dixon		Robert S. Kapito
	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld
Municipal 2020	19,619,488	255,971	19,629,681	245,778	19,636,006	239,453
Municipal Strategic	6,993,469	130,716	6,995,402	128,783	6,995,925	128,260
Florida 2020	4,416,851	31,384	4,420,507	27,728	4,415,223	33,012
Pennsylvania Strategic	1,910,261	54,382	1,914,378	50,265	1,923,680	40,963

     The following Trusts had an additional proposal (Proposal #2) to amend its respective Declaration of Trust to expand the authority of the executive committee of the Board of Trustees:

	Votes For	Votes Against	Votes Withheld
Municipal Strategic	6,920,390	73,781	130,014
Pennsylvania Strategic	1,884,092	31,304	49,247

     The following Trusts had an additional proposal (Proposal #3) to amend its respective Certificate of Designation or Statement of Preferences, as appropriate, to revise the language regarding preferred shares to allow the Trusts to follow the most recent guidelines of S&P, Moody’s or Fitch ratings, as appropriate, for credit rating criteria in effect from time to time to maintain a “AAA” rating on preferred shares1:

	Votes For	Votes Against	Votes Withheld
Insured Municipal 2008	10,334	57	40
Insured Municipal	6,594	1	84
Municipal Strategic	2,336	—	—
California Insured 2008	3,826	10	4
Florida Insured 2008	3,280	23	2
New York Insured 2008	4,270	8	40

1 Voted on by holders of preferred shares only.

     On February 22, 2006, the Board of Insured Municipal 2008, Insured Municipal, California Insured 2008, Florida Insured 2008 and New York Insured 2008 approved a change to each Trusts’ non-fundamental policy to permit each Trust to purchase short-term securities if they have the highest short-term rating assigned by at least one of Moody’s, S&P or Fitch, even if the long-term rating is not AAA.

     Each Trust listed for trading on the New York Stock Exchange (NYSE) has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (AMEX) has filed with the AMEX its corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

     The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ share are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

     During the period, there were no material changes in the Trusts’ investment objectives or policies or to their charters or by-laws that have not been approved by the shareholders or in the principle risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolio.

     Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and the Sub-Advisor, James Kong and Vincent Tritto—Managing Directors of the Sub-Advisor, and Brian P. Kindelan—Managing Director of the Advisor.

Important Information Regarding the BlackRock Closed-End Funds Semi-Annual Investor Update

     The Semi-Annual Investor Update (“Update”) is available on the Internet and may be accessed through BlackRock’s website at http://www.blackrock.com/indiv/products/closedendfunds/i_update.html. The Update provides information on the fixed income markets and summaries of BlackRock closed-end funds’ investment objectives and strategies. It also contains recent news regarding the BlackRock closed-end funds.

     Historically, BlackRock provided this information in materials mailed with the Funds’ semi-annual report. However, we believe that making this information available through BlackRock’s website allows us to communicate more fully and efficiently with the Funds’ shareholders.

     If you would like to receive a hard copy of the BlackRock Closed-End Funds Semi-Annual Investor Update, please call (800) 699-1BFM.

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BlackRock Closed-End Funds

Directors/Trustees	Transfer Agent
Ralph L. Schlosstein, Chairman	Computershare Trust Company, N.A.
Andrew F. Brimmer, Lead Trustee	250 Royall Street
Richard E. Cavanagh	Canton, MA 02021
Kent Dixon	(800) 699-1BFM
Frank J. Fabozzi	Auction Agent[2]
Kathleen F. Feldstein	Bank of New York
R. Glenn Hubbard	101 Barclay Street, 7 West
Robert S. Kapito	New York, NY 10286
Officers	Auction Agent[3]
Robert S. Kapito, President	Deutsche Bank Trust Company Americas
Henry Gabbay, Treasurer	60 Wall Street, 27th Floor
Bartholomew Battista, Chief Compliance Officer	New York, NY 10005
Anne Ackerley, Vice President	Independent Registered Public Accounting Firm
James Kong, Assistant Treasurer	Deloitte & Touche LLP
Vincent B. Tritto, Secretary	200 Berkeley Street
Brian P. Kindelan, Assistant Secretary	Boston, MA 02116
Investment Advisor	Legal Counsel
BlackRock Advisors, Inc.	Skadden, Arps, Slate, Meagher & Flom LLP
100 Bellevue Parkway	4 Times Square
Wilmington, DE 19809	New York, NY 10036
(800) 227-7BFM	Legal Counsel – Independent Trustees
Sub-Advisor[1]	Debevoise & Plimpton LLP
BlackRock Financial Management, Inc.	919 Third Avenue
40 East 52nd Street	New York, NY 10022
New York, NY 10022

Accounting Agent and Custodian	This report is for shareholder information. This is not a prospec-
State Street Bank and Trust Company	tus intended for use in the purchase or sale of Trust shares.
2 Avenue De Lafayette	.Statements and other information contained in this report are as
Boston, MA 02111	dated and are subject to change

1 For the 2018 Trusts and 2020 Trusts, Strategic Trusts and	BlackRock Closed-End Funds
Long-Term Municipal.	c/o BlackRock Advisors, Inc.
2 For the 2018 Trusts and 2020 Trusts.	100 Bellevue Parkway
3 For the Trusts, except the 2018 Trusts and 2020 Trusts.	Wilmington, DE 19809
(800) 227-7BFM

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q may also be obtained upon request, without charge, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-4

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for semi-annual reports.

(b) Not applicable because the Registrant is a recently formed entity and no annual reports have been filed to date.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

No such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

No matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a -3(d))) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of the Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Long-Term Municipal Advantage Trust__________

By:	/s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 1, 2006

By:	/s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 1, 2006